N-4	Apr. 28, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT VA BNY
Entity Central Index Key	0000929519
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Are There Transaction Charges?
Yes. You may be assessed a transfer fee and special services fee.
Transfer Fee. We reserve the right to charge for transfers among Investment
Options after the first 12 transfers per Policy Year. For each such additional transfer, we may impose a transfer fee of $10. Currently, we do not charge a transfer fee, but reserve the right to do so.
Special Service Fee. We reserve the right to deduct a charge for special services, including overnight delivery, duplicate policies, handling insufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted forms, and asset verification requests from mortgage companies.
Annuity Policy Fee Tables and Expense Examples Expenses – Transaction Expenses
Are There Ongoing Fees and Expenses? (annual charges)
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. These fees and expenses do not reflect any advisory fees paid to financial intermediaries from the
Policy Value or other assets of the Owner; if such charges were reflected, the fees and expenses would be higher. Please refer to Your Policy specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Annuity Policy Fee Tables and Expense Examples Base Contract Expenses Appendix – Investment Options Available Under the Policy
	Annual Fee	Minimum	Maximum
	Base Policy[1]	0.20%	2.20%
	Portfolio Company (fund fees and expenses)[2]	0.53%	1.36%
	Optional Benefit Expenses (if elected)	0.10%[1]	2.50%[3]
	1 As a percentage of average Separate Account Value.
	2 As a percentage of Portfolio Company assets.
	3 As a percentage of the Rider Fee Basis or Withdrawal Base.
Because Your Policy is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Policy, the following table shows the lowest and highest cost You could pay each year based on current charges. This estimate assumes that You do not take withdrawals from the Policy.

	Lowest Annual Cost $751	Highest Annual Cost $5,319
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive Portfolio Company
fees and expenses
●No optional benefits
●No sales charges or advisory fees
●No additional purchase payments,
transfers, or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of optional benefits and
Portfolio Company fees and
expenses
●No sales charges or advisory
fees
●No additional purchase
payments, transfers, or
withdrawals

Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. You may be assessed a transfer fee and special services fee.
Transfer Fee. We reserve the right to charge for transfers among Investment
Options after the first 12 transfers per Policy Year. For each such additional transfer, we may impose a transfer fee of $10. Currently, we do not charge a transfer fee, but reserve the right to do so.
Special Service Fee. We reserve the right to deduct a charge for special services, including overnight delivery, duplicate policies, handling insufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted forms, and asset verification requests from mortgage companies.
Annuity Policy Fee Tables and Expense Examples Expenses – Transaction Expenses

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses? (annual charges)
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. These fees and expenses do not reflect any advisory fees paid to financial intermediaries from the
Policy Value or other assets of the Owner; if such charges were reflected, the fees and expenses would be higher. Please refer to Your Policy specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Annuity Policy Fee Tables and Expense Examples Base Contract Expenses Appendix – Investment Options Available Under the Policy
	Annual Fee	Minimum	Maximum
	Base Policy[1]	0.20%	2.20%
	Portfolio Company (fund fees and expenses)[2]	0.53%	1.36%
	Optional Benefit Expenses (if elected)	0.10%[1]	2.50%[3]
	1 As a percentage of average Separate Account Value.
	2 As a percentage of Portfolio Company assets.
	3 As a percentage of the Rider Fee Basis or Withdrawal Base.
Because Your Policy is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Policy, the following table shows the lowest and highest cost You could pay each year based on current charges. This estimate assumes that You do not take withdrawals from the Policy.

	Lowest Annual Cost $751	Highest Annual Cost $5,319
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive Portfolio Company
fees and expenses
●No optional benefits
●No sales charges or advisory fees
●No additional purchase payments,
transfers, or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of optional benefits and
Portfolio Company fees and
expenses
●No sales charges or advisory
fees
●No additional purchase
payments, transfers, or
withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.20%	[1]
Base Contract (of Other Amount) (N-4) Maximum [Percent]	2.20%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.53%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.36%	[2]
Optional Benefits Minimum [Percent]	0.10%	[1]
Optional Benefits Maximum [Percent]	2.50%	[3]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Separate Account Value.
Optional Benefits Footnotes [Text Block]	As a percentage of average Separate Account Value.As a percentage of the Rider Fee Basis or Withdrawal Base.
Investment Options Footnotes [Text Block]	As a percentage of Portfolio Company assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost
$751
Highest Annual Cost
$5,319
Assumes:
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive Portfolio Company
fees and expenses
●No optional benefits
●No sales charges or advisory fees
●No additional purchase payments,
transfers, or withdrawals
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of optional benefits and
Portfolio Company fees and
expenses
●No sales charges or advisory
fees
●No additional purchase
payments, transfers, or
	withdrawals
Lowest Annual Cost [Dollars]	$ 751
Highest Annual Cost [Dollars]	$ 5,319
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?	Yes. You can lose money by investing in this Policy.	Principal Risks of Investing in the Policy
Is this a Short-Term Investment?
No. This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
The benefits of tax deferral and living benefit protection also means the
Policy is more beneficial to investors with a long-term time horizon.
Principal Risks of Investing in the Policy Tax Information
What are the Risks Associated with Investment Options?
●An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Policy.
●Each Investment Option, including the Fixed Account, has its own unique risks.
●You should review the prospectuses for the available Portfolio
Companies before making an investment decision.
Principal Risks of Investing in the Policy Investment Options Appendix: Investment Options Available Under the Policy
What are the Risks Related to the Insurance Company?
Any obligations (including under the Fixed Account), guarantees, and benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to You. More information about Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or by calling toll-free (800)525-6205.
Principal Risks of Investing in the Policy Information About Us Financial Condition

Investment Restrictions [Text Block]
Yes.
●We reserve the right to impose a charge for transfers in excess of 12 transfers per Policy Year.
●We reserve the right to limit transfers in circumstances of large or frequent transfers.
●The Fixed Account option may not be available for investment depending on when You applied for Your Policy and when it was issued.
●We reserve the right to remove or substitute the Portfolio Companies that are available as Investment Options under the Policy.

Key Information, Benefit Restrictions [Text Block]
Yes.
●Certain optional benefits limit or restrict the Investment Options that
You may select under the Policy. We reserve the right to change these restrictions in the future.
●Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
●If you have Advisory Fees deducted from Your Policy Value and paid directly to Your advisor, asset manager, or broker/dealer on Your behalf, such deductions will reduce Your Policy Value and may have significant negative consequences to the value of any optional benefits you have elected. Such deduction may be subject to federal and state income taxes and may be subject to a 10% federal tax penalty.
●We reserve the right to stop offering an optional benefit at any time for new sales, which includes sales to the Owners who may want to purchase the benefit after they purchase the Policy.
●In some cases, a benefit may not be available through all financial intermediaries or all states. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.

Tax Implications [Text Block]
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
●If You purchase the Policy as an individual retirement account or through a tax qualified plan, You do not get any additional tax benefit.
●You will generally not be taxed on increases in the value of Your Policy until they are withdrawn. Earnings on Your Policy are taxed at ordinary income tax rates when withdrawn, and You may have to pay a penalty if
You take a withdrawal before age 59 ½.

Investment Professional Compensation [Text Block]
Your investment professional may receive compensation for selling this
Policy to You, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. Our affiliate, Transamerica
Capital, LLC (“TCL”) formerly known as Transamerica Capital, Inc.
(“TCI”) is the principal underwriter and may share the revenue we earn on this Policy with Your investment professional’s firm. In addition, we may pay all or a portion of the cost of affiliates’ operating and other expenses. This conflict of interest may influence Your investment professional to recommend this Policy over another investment for which the investment professional is not compensated or compensated less.

Exchanges [Text Block]
If You already own an insurance Policy, some investment professionals may have a financial incentive to offer You a new Policy in place of the one You own. You should only exchange a Policy You already own if You determine, after comparing the features, fees, and risks of both policies, that it is better for You to purchase the new Policy rather than continue to own Your existing Policy.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES
The following table describes the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Policy. These fees and expenses do not reflect any advisory fees paid to financial intermediaries from the Policy Value or other assets of the Owner; if such charges were reflected, the fees and expenses would be higher. Please refer to Your Policy specification page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Policy, surrender or make withdrawals from the Policy, or transfer Cash Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses:
Sales Load Imposed On Purchase Payments	0%
Contingent Deferred Surrender Charge (as a percentage of premium surrendered or withdrawn)(1)	0%
Transfer Fee(2)	$10
Special Service Fee(3)	$50
The next table describes the fees and expenses that You will pay each year during the time that You own the Policy, not including underlying fund portfolio fees and expenses.
Annual Contract Expenses:
Annual Service Charge(4)	$50
Base Contract Expenses (as a percentage, of average Separate Account Value)(5)	0.20%
Fund Facilitation Fee (as a percentage, annually, of the net asset value of Subaccount)	0.60%
Optional Benefit Expenses:
Return of Premium Death Benefit (as a percentage, annually, of average Separate Account Value)	0.10%
Annual Step-Up Death Benefit (as a percentage, annually, of average Separate Account Value)	0.40%
Optional Death Benefit Riders – No Longer Available
Additional Death DistributionSM (annual charge based on Policy Value)	0.25%
Additional Death Distribution+SM (annual charge based on Policy Value)	0.55%
Maximum Fee:
Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6)
Transamerica Principal OptimizerSM rider (annual charge - % of the Rider Fee Basis)*	2.50%
Transamerica Income EdgeSM 1.2 rider (annual charge - % of Withdrawal Base)*	2.50%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available(7)
Retirement Income Max® 1.2 rider (annual charge - % of Withdrawal Base)*	2.50%
Retirement Income Choice® 1.7 rider (annual charge - % of Withdrawal Base)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.7 rider:
Death Benefit - (Single Life Option) (annual charge - % of Withdrawal Base)*	0.55%
Death Benefit - (Joint Life Option) (annual charge - % of Withdrawal Base)*	0.50%
Income EnhancementSM - (Single Life Option - Not available in NY) (annual charge - % of Withdrawal Base)*	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY) (annual charge - % of Withdrawal Base)*	0.65%
*The current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up or optional reset. See Automatic Step-Up or Optional Reset discussion for each applicable optional benefit. Your rider fee percentage will not exceed the maximum fee percentage shown in this table. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
Notes to Fee Table
Transaction Expenses:
1) Maximum Surrender Charge:
This product does not have a surrender charge.
2) Transfer Fee:
The transfer fee, if any is imposed, applies to each Policy, regardless of how Policy Value is allocated among the Investment Options. There is no fee for the first 12 transfers per Policy Year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Service Fee:
We currently deduct a charge for overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown above.
4) Annual Service Charge:
The annual service charge is assessed on each Policy anniversary and at the time of surrender. The charge (up to $50) is waived if Your Policy Value or the sum of Your premiums less all withdrawals, is at least $100,000. The current annual service charge is the lesser of $35 per Policy Year or 2% of the Policy Value.
Charge Type	Amount
Current Annual Service Charge	$35
Maximum Annual Service Charge	$50
Annual Contract Expenses:
5) Base Contract Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee will be equal to the Base Contract Expense Fee as listed, plus any Optional Benefit Expenses selected.
Fund Facilitation Fee: Any Fund Facilitation Fee is a Separate Account expense in addition to the mortality and expense risk and administrative fees. This daily fee is applied only to Policy Value in the Subaccounts invested in the following Portfolio Companies:
Portfolio Companies	Annualized Fee %
Dimensional VA Global Bond Portfolio - Institutional Class Vanguard® VIF Balanced Portfolio Vanguard® VIF Conservative Allocation Portfolio Vanguard® VIF International Portfolio Vanguard® VIF Mid-Cap Index Portfolio Vanguard® VIF Moderate Allocation Portfolio Vanguard® VIF Real Estate Index Portfolio Vanguard® VIF Short-Term Investment-Grade Portfolio Vanguard® VIF Total Bond Market Index Portfolio	0.60%

Portfolio Companies	Annualized Fee %
Fidelity® VIP Consumer Staples - Initial Class Fidelity® VIP Technology Portfolio - Initial Class Fidelity® VIP Utilities Portfolio - Initial Class	0.50%
Fidelity® VIP Balanced Portfolio - Service Class 2 Fidelity® VIP Energy Portfolio - Service Class 2 Fidelity® VIP Health Care Portfolio - Service Class 2	0.30%
AB Balanced Hedged Allocation Portfolio - Class B AB Relative Value Portfolio - Class B American Funds Insurance Series® - Asset Allocation FundSM Class 4 Fidelity® VIP Contrafund® Portfolio - Service Class 2 Fidelity® VIP Mid Cap Portfolio - Service Class 2 Fidelity® VIP Value Strategies Portfolio - Service Class 2 State Street Total Return V.I.S. Fund - Class 3	0.20%
American Funds - New World Fund® - Class 4 Putnam VT International Fund - Class IB TA MSCI EAFE Index - Service Class TA S&P 500 Index - Service Class	0.15%
American Funds Insurance Series® - Growth FundSM - Class 4 American Funds Insurance Series® - Growth-Income FundSM - Class 4 American Funds Insurance Series® - EUPAC FundTM - Class 4	0.13%
American Funds Insurance Series® - The Bond Fund of AmericaSM - Class 4	0.11%
We charge a fund facilitation fee in order to make certain Portfolio Companies available as investment choices under the policies. We apply the fee to Portfolio Companies that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of Portfolio Companies that we specify, up to a maximum fee of 0.60%.
Optional Benefit Separate Account Expenses: Any optional benefit separate account expense is in addition to the mortality and expense risk and administrative fees.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base Separate Account expenses, the Annual Step-Up Death Benefit fee and the Fund Facilitation fee, but does not include any other Optional Rider Charges. The death benefits are mutually exclusive.
Fixed Account: This account is comprised of one or more investment options under the Policy that are part of our general assets and are not in the Separate Account. Interest will be compounded annually and credited daily to achieve at least the guaranteed minimum effective interest rate(s). We may declare a higher interest rate in advance. New money and renewals will be based upon the most recent declared interest rate(s). We reserve the right to limit any or all Fixed Accounts from accepting new premiums, transfers, or rollovers.
OPTIONAL RIDERS
In some cases, riders to the Policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Transamerica Principal OptimizerSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee. We use the greater of the withdrawal base and the guaranteed future value to calculate the rider fee. The withdrawal base on the rider date is the Policy Value.
Please note: For policies issued in the state of New York, Please see Appendix – State Variations section for rider availability.
Transamerica Income EdgeSM 1.2 - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee.
7) Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available:
Retirement Income Max® 1.2 Rider and Retirement Income Choice® 1.7 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee.

The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Annual Portfolio Company Expenses:
The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time You own the Policy. A complete list of the Portfolios available under the Policy, including their annual expenses may be found under Appendix: Investment Options Available Under the Policy.
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b-1 fees, Fund Facilitation Fee if applicable and other expenses	0.53%	1.36%
Expenses that are deducted from Portfolio Company assets, including management fees, 12b-1 fees, Fund Facilitation Fee if applicable and other expenses, after any waivers or expense reimbursements	0.53%	1.20%
Expense Example(1):
The following Example is intended to help You compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual Policy expenses, and annual Portfolio Company operating expenses.
The Example assume that You invest $100,000 in the Policy for the time periods indicated. The Example also assumes that Your Policy has a 5% return each year and assumes the most expensive combination of annual Portfolio Company expenses and optional benefits available for an additional charge. This includes the maximum annual Portfolio Company expenses (including Fund Facilitation Fee, if applicable), Annual Step-Up Death Benefit, Additional Death Distribution+SM rider and Retirement Income Choice® 1.7 rider - Joint Life with additional Death Benefit and Income EnhancementSM options. The Example does not reflect any advisory fees paid to financial intermediaries from the Policy Value or other assets of the Owner; if such charges were reflected the costs would be higher. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
If the Policy is surrendered or Annuitized at the end of the applicable time period or if You do not surrender Your Policy:
1 Year	$6,156
3 Years	$18,912
5 Years	$32,224
10 Years	$67,631
(1)Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, Your rate of return may be more or less than the 5% assumed in the Example. The Examples don't reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Examples may be assessed during the income phase of the Policy.

Transaction Expenses [Table Text Block]
Transaction Expenses:
Sales Load Imposed On Purchase Payments	0%
Contingent Deferred Surrender Charge (as a percentage of premium surrendered or withdrawn)(1)	0%
Transfer Fee(2)	$10
Special Service Fee(3)	$50

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%	[4]
Deferred Sales Load, Footnotes [Text Block]	Maximum Surrender Charge: This product does not have a surrender charge.
Transfer Fee, Current [Dollars]	$ 10	[5]
Transfer Fee, Footnotes [Text Block]	Transfer Fee:
The transfer fee, if any is imposed, applies to each Policy, regardless of how Policy Value is allocated among the Investment Options. There is no fee for the first 12 transfers per Policy Year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.

Other Transaction Fee, Current [Dollars]	$ 50	[6]
Other Transaction Fee, Footnotes [Text Block]	Special Service Fee:
We currently deduct a charge for overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown above.

Annual Contract Expenses [Table Text Block]
Annual Contract Expenses:
Annual Service Charge(4)	$50
Base Contract Expenses (as a percentage, of average Separate Account Value)(5)	0.20%
Fund Facilitation Fee (as a percentage, annually, of the net asset value of Subaccount)	0.60%
Optional Benefit Expenses:
Return of Premium Death Benefit (as a percentage, annually, of average Separate Account Value)	0.10%
Annual Step-Up Death Benefit (as a percentage, annually, of average Separate Account Value)	0.40%
Optional Death Benefit Riders – No Longer Available
Additional Death DistributionSM (annual charge based on Policy Value)	0.25%
Additional Death Distribution+SM (annual charge based on Policy Value)	0.55%
Maximum Fee:
Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6)
Transamerica Principal OptimizerSM rider (annual charge - % of the Rider Fee Basis)*	2.50%
Transamerica Income EdgeSM 1.2 rider (annual charge - % of Withdrawal Base)*	2.50%

Administrative Expense, Current [Dollars]	$ 50	[7]
Administrative Expense, Footnotes [Text Block]	Annual Service Charge:
The annual service charge is assessed on each Policy anniversary and at the time of surrender. The charge (up to $50) is waived if Your Policy Value or the sum of Your premiums less all withdrawals, is at least $100,000. The current annual service charge is the lesser of $35 per Policy Year or 2% of the Policy Value.
Charge Type	Amount
Current Annual Service Charge	$35
Maximum Annual Service Charge	$50

Base Contract Expense (of Average Account Value), Current [Percent]	0.20%	[8]
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee will be equal to the Base Contract Expense Fee as listed, plus any Optional Benefit Expenses selected.
Fund Facilitation Fee: Any Fund Facilitation Fee is a Separate Account expense in addition to the mortality and expense risk and administrative fees. This daily fee is applied only to Policy Value in the Subaccounts invested in the following Portfolio Companies:
Portfolio Companies	Annualized Fee %
Dimensional VA Global Bond Portfolio - Institutional Class Vanguard® VIF Balanced Portfolio Vanguard® VIF Conservative Allocation Portfolio Vanguard® VIF International Portfolio Vanguard® VIF Mid-Cap Index Portfolio Vanguard® VIF Moderate Allocation Portfolio Vanguard® VIF Real Estate Index Portfolio Vanguard® VIF Short-Term Investment-Grade Portfolio Vanguard® VIF Total Bond Market Index Portfolio	0.60%
Portfolio Companies	Annualized Fee %
Fidelity® VIP Consumer Staples - Initial Class Fidelity® VIP Technology Portfolio - Initial Class Fidelity® VIP Utilities Portfolio - Initial Class	0.50%
Fidelity® VIP Balanced Portfolio - Service Class 2 Fidelity® VIP Energy Portfolio - Service Class 2 Fidelity® VIP Health Care Portfolio - Service Class 2	0.30%
AB Balanced Hedged Allocation Portfolio - Class B AB Relative Value Portfolio - Class B American Funds Insurance Series® - Asset Allocation FundSM Class 4 Fidelity® VIP Contrafund® Portfolio - Service Class 2 Fidelity® VIP Mid Cap Portfolio - Service Class 2 Fidelity® VIP Value Strategies Portfolio - Service Class 2 State Street Total Return V.I.S. Fund - Class 3	0.20%
American Funds - New World Fund® - Class 4 Putnam VT International Fund - Class IB TA MSCI EAFE Index - Service Class TA S&P 500 Index - Service Class	0.15%
American Funds Insurance Series® - Growth FundSM - Class 4 American Funds Insurance Series® - Growth-Income FundSM - Class 4 American Funds Insurance Series® - EUPAC FundTM - Class 4	0.13%
American Funds Insurance Series® - The Bond Fund of AmericaSM - Class 4	0.11%
We charge a fund facilitation fee in order to make certain Portfolio Companies available as investment choices under the policies. We apply the fee to Portfolio Companies that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of Portfolio Companies that we specify, up to a maximum fee of 0.60%.
Optional Benefit Separate Account Expenses: Any optional benefit separate account expense is in addition to the mortality and expense risk and administrative fees.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base Separate Account expenses, the Annual Step-Up Death Benefit fee and the Fund Facilitation fee, but does not include any other Optional Rider Charges. The death benefits are mutually exclusive.
Fixed Account: This account is comprised of one or more investment options under the Policy that are part of our general assets and are not in the Separate Account. Interest will be compounded annually and credited daily to achieve at least the guaranteed minimum effective interest rate(s). We may declare a higher interest rate in advance. New money and renewals will be based upon the most recent declared interest rate(s). We reserve the right to limit any or all Fixed Accounts from accepting new premiums, transfers, or rollovers.
OPTIONAL RIDERS
In some cases, riders to the Policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.

Optional Benefit Expense, Footnotes [Text Block]	The current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up or optional reset. See Automatic Step-Up or Optional Reset discussion for each applicable optional benefit. Your rider fee percentage will not exceed the maximum fee percentage shown in this table. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).

Other Annual Expense (of Average Account Value), Current [Percent]	0.60%
Annual Portfolio Company Expenses [Table Text Block]	Annual Portfolio Company Expenses
Minimum
Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b-1 fees, Fund Facilitation Fee if applicable and other expenses
0.53%
1.36%
Expenses that are deducted from Portfolio Company assets, including management fees, 12b-1 fees, Fund Facilitation Fee if applicable and other expenses, after any waivers or expense reimbursements
0.53%
	1.20
Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b-1 fees, Fund Facilitation Fee if applicable and other expenses
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.53%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.36%
Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.53%
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	1.20%
Surrender Example [Table Text Block]
1 Year	$6,156
3 Years	$18,912
5 Years	$32,224
10 Years	$67,631

Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,156	[9]
Surrender Expense, 3 Years, Maximum [Dollars]	18,912	[9]
Surrender Expense, 5 Years, Maximum [Dollars]	32,224	[9]
Surrender Expense, 10 Years, Maximum [Dollars]	$ 67,631	[9]
Annuitize Example [Table Text Block]
1 Year	$6,156
3 Years	$18,912
5 Years	$32,224
10 Years	$67,631

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,156	[9]
Annuitized Expense, 3 Years, Maximum [Dollars]	18,912	[9]
Annuitized Expense, 5 Years, Maximum [Dollars]	32,224	[9]
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 67,631	[9]
No Surrender Example [Table Text Block]
1 Year	$6,156
3 Years	$18,912
5 Years	$32,224
10 Years	$67,631

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,156	[9]
No Surrender Expense, 3 Years, Maximum [Dollars]	18,912	[9]
No Surrender Expense, 5 Years, Maximum [Dollars]	32,224	[9]
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 67,631	[9]
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Policy
There are risks associated with investing in the Policy. You can lose money in a variable annuity, including potential loss of Your original investment. The value of Your investment and any returns will depend primarily on the performance of the underlying fund portfolios You select. Each underlying fund portfolio may have its own unique risks. We reserve the right to remove or substitute underlying funds, to impose investment restrictions and to limit additional purchase payments or transfers between investment options.
Variable annuities are not a short-term investment vehicle. The surrender charge applies for a number of years, so that the Policy should only be purchased for the long-term. Under some circumstances, You may receive less than the sum of Your premium payments. In addition, full or partial withdrawals will be subject to income tax and may be subject to a 10% Internal Revenue Service (“IRS”) penalty if taken before age 59½. Accordingly, You should carefully consider Your income and liquidity needs before purchasing a Policy. Additional information about these risks appears in the Tax Information section of this prospectus.
Risks Of An Increase In Current Fees And Expenses. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.
Advisory Fee Risk. The Policy is or may be available through 3rd party financial intermediaries who charge advisory fees for their services. This fee is in addition to contract fees and expenses if the Policy Owner elects to pay the advisory fee from his/her Policy. If the Policy Owner elects to pay advisory fees from their Policy, then this deduction: (i) will reduce the death benefits and other guaranteed benefits; (ii) may be subject to federal and state income taxes; and (iii) may be subject to a 10% federal penalty tax.
Investment Risk. You bear the risk of any decline in the Policy Value caused by the performance of the underlying fund portfolios held by the Subaccounts. Those funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying fund. This risk could have a significant negative impact on the value of certain optional benefits offered under the Policy. The investment risks are described in the prospectuses for the underlying funds.
Investment Restrictions – Opportunity Risks. Generally, the living benefit riders offered under the Policy restrict Your choice of available underlying fund portfolios. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the riders from our own assets. These restrictions could result in an opportunity cost – in the form of underlying fund portfolios that You did not invest in that ultimately generated superior investment performance. Thus, You should consider these underlying fund portfolio restrictions when deciding whether to elect an optional benefit that features such restrictions.
Risk Associated With Election of Optional Benefits. Several of the optional benefits include a host of requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If You fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that You will pay fees for the optional benefit without fully realizing the guarantees available under the optional benefit. For example, such would be the case if You were to hold a Guaranteed Lifetime Withdrawal Benefit for many years yet die sooner than anticipated, without having taken a significant number of lifetime withdrawals.
Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Policy. To the extent that the Company is required to pay amounts in addition to the Policy Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.
Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise.
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Policy, and prior to age 59½ a tax penalty may apply. In addition, even if the Policy is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
For additional detail regarding cybersecurity and related risks, please reference the Cyber Security section in the Statement of Additional Information.
Business Continuity
Our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to governments, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans do not include effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
RIDER FEE
Single	Joint
1.45%	1.55%
VALUATION FREQUENCY
Annually
MINIMUM BENEFIT AGE
59
This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.
REQUIRED ALLOCATIONS
	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	20%	20%	N/A	N/A
Select Investment Options	0%	75%	0%	100%
Flexible Investment Options	0%	75%	0%	100%
*
The stable account is excluded from rebalancing
SINGLE LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Single Life Option**	Rider Years 5-7 Withdrawal Percentage Single Life Option**	Rider Years 8+ Withdrawal Percentage Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.35%	5.35%	6.60%
65-69	5.60%	6.60%	7.85%
70-74	6.00%	7.10%	8.75%
75-79	6.50%	7.70%	9.45%
80-84	7.10%	8.40%	10.35%
85-89	8.00%	9.25%	11.40%
90-94	9.00%	10.40%	12.80%
95+	10.30%	11.90%	14.60%
JOINT LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Joint Life Option**	Rider Years 5-7 Withdrawal Percentage Joint Life Option**	Rider Years 8+ Withdrawal Percentage Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	3.85%	4.85%	6.10%
65-69	5.10%	6.10%	7.00%
70-74	5.50%	6.60%	8.05%
75-79	6.00%	7.20%	9.00%
80-84	6.60%	7.90%	9.85%
85-89	7.50%	8.75%	10.90%
90-94	8.50%	9.90%	12.30%
95+	9.80%	11.40%	14.10%
**
The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.
RIDER FEE
Waiting Period	Single and Joint Life
10 Years	1.35%
7 Years	1.35%
This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.
VALUATION FREQUENCY
Annually
MINIMUM BENEFIT AGE
59
PROTECTION LEVEL PERCENTAGE
Waiting Period	Initial Protection Level Percentage	Minimum Protection Level Percentage
10 Years	110%	80%
7 Years	100%	80%
REQUIRED ALLOCATIONS
	Premium Allocation Requirement		Rebalance Allocation Requirement
10 and 7 Year Waiting Period	Minimum	Maximum	Minimum	Maximum
Stable Account*	15%	15%	N/A	N/A
Select Investment Options	0%	85%	0%	100%
Flexible Investment Options	0%	85%	0%	100%
*
The Stable account is excluded from rebalancing
WITHDRAWAL PERCENTAGES
Age	10 and 7 Year Waiting Periods
	Single**	Joint**
0-58	0.00%	0.00%
59-64	1.40%	1.20%
65-69	1.75%	1.45%
70-74	2.25%	1.80%
75-79	3.25%	2.40%
80-84	5.15%	3.65%
85-89	5.70%	4.05%
90-94	6.40%	4.55%
95+	7.30%	5.20%
**
The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.
Benefits Available Under the Policy
The following table summarizes information about the benefits available under the Policy.
The availability of Policy benefits may vary depending on the financial intermediary through which the Policy is sold. See Appendix - Financial Intermediary Variations.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
“Base Policy” Death Benefit
Pays base death benefit
generally equal to the greatest of
Policy Value, Cash Value plus
positive Excess Interest
Adjustment and Fixed Account
portion of minimum required
Cash Value plus the Separate
Account portion of the Policy
Value.
		Standard	No Charge
●Available only at purchase.
●Cannot change death benefit
once elected.
●Death benefit terminates
without value upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Pays minimum death benefit equal to total premium payments (minus adjusted withdrawals as of the date of death, and minus withdrawals from the date of death to the date the death benefit is paid).	Optional	0.10% annually of average Separate Account Value
●Available only at purchase.
●Cannot change death benefit
once elected.
●Not available if You or
Annuitant is 86 or older on
Policy Date.
●Must allocate 100% of Policy
Value to designated
Investment Options.
●Withdrawals can significantly
reduce benefit value or
terminate benefit.
●Terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Annual Step-Up Death Benefit	Pays death benefit equal to highest Policy Value on Policy Date or on any Policy Anniversary prior to Annuitant’s 81st birthday (adjusted for premium payments and withdrawals).	Optional	0.40% annually of average Separate Account Value
●Available only at purchase.
●Cannot change death benefit
once elected.
●Not available if You or
Annuitant is 76 or older on
Policy Date.
●Must allocate 100% of Policy
Value to designated
Investment Options.
●Withdrawals can significantly
reduce benefit value or
terminate benefit.
●”Step-Up” ends on Policy
Anniversary prior to Your
81st birthday.
●Terminates upon
Annuitization
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Additional Death DistributionSM	Pays an additional death benefit amount based on any rider earnings, since the rider was issued.	Optional	0.25% annually of the Policy Value
●This rider is no longer
available.
●Was available for issue ages
through 75 and younger.
●Was not available to Inherited
IRAs.
●Was available only with
Return of Premium Death
Benefit or Annual Step-Up
Death Benefit and subject to
the same Investment
Restrictions.
●Additional benefit amount
varies by issue age.
●Terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Additional Death Distribution+SM	Pays an additional death benefit amount that varies depending on time elapsed since rider date.	Optional	0.55% annually of the Policy Value
●This rider is no longer
available.
●Was available only for issue
ages 69 and younger.
●Not available to Inherited
IRAs.
●Was available only with the
Return of Premium Death
Benefit or Annual Step-Up
Death Benefit, and subject to
the same Investment
Restrictions.
●Additional benefit amount
during first five years after
rider date equal to sum of all
rider fees paid since rider
date, after five years, benefit
equal to percentage of rider
benefit base.
●Terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Nursing Care and Terminal Condition Waiver	Waives Excess Interest Adjustments if You or Your spouse are confined to a nursing home or have terminal illness.	Standard	No charge	●Withdrawals are subject to a $1,000 minimum. ●Qualifying conditions related to nursing home stay and terminal illness. ●May not be available in all states.
Unemployment Waiver	Waives Excess Interest Adjustments if You or Your spouse become unemployed due to involuntary job termination or lay-off.	Standard	No charge
●Qualifying conditions related
to job termination and job
history.
●Must be unemployed for a
certain period of time prior to
taking withdrawal, be
receiving unemployment
benefits, and have $5,000
minimum in Cash Value.
●May not be available in all
states.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Program
Allows You to automatically
make transfers into one or more
Subaccounts in accordance with
Your allocation instructions in
order, on average, to buy more
Accumulation Units when
prices are low and fewer
Accumulation Units when
prices are high.
		Standard	No charge
●Traditional – A minimum of
$500 per transfer is required.
●Minimum and maximum
number of transfers.
●Special – Limited to six
month or twelve-month
transfer program and only
available for new premium
payments.
●May not be available in all
states.

Asset Rebalancing	Automatically rebalances the amounts in Your Subaccounts to maintain Your desired asset allocation percentages.	Standard	No charge	●Does not include any amounts allocated to the Fixed Account.
Systematic Payout Option	Provides monthly, quarterly, semi-annual or annual withdrawals.	Optional	No Charge
●Subject to $40 minimum
withdrawals.
●Systematic withdrawals in
excess of cumulative interest
credited from Guaranteed
Period Options may be
subject to Excess Interest
Adjustment.
●Systematic withdrawals can
significantly reduce benefit
value or terminate benefit.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Transamerica Principal OptimizerSM Rider	Provides both a Guaranteed Lifetime Withdrawal Benefit and a Guaranteed Minimum Accumulation Benefit.	Optional	2.50% annually of the Rider Fee Basis
●Cannot be added to a Policy
with another active
Guaranteed Minimum Living
Benefit Rider, or with
Inherited IRA policies.
●Please note: For policies
issued in the state of New
York, please see Appendix -
State Variations section for
rider availability.
●Available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
●Rider fees subject to increase
(or decrease) at the time of
any automatic step-up of the
withdrawal base. You can opt
out of any step-up (and fee
increase).
●Joint Life options are
available subject to certain
restrictions and differences
including our right to charge
a higher fee and provide lower
annual withdrawal amounts.
●Must allocate a certain
percentage of the Policy Value
to the Stable Account, the
select Investment Options
and the flexible Investment
Options.
●Guaranteed minimum
accumulation portion of
benefit applies only if rider is
held for the waiting period
You elect (7 or 10 years).
●Rider withdrawal amount
under guaranteed minimum
withdrawal equal to the
withdrawal base multiplied by
the withdrawal percentage.
●Excess withdrawals could
significantly reduce or
terminate benefit.
●Benefit terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
Policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Max® 1.2 Rider	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59.	Optional	2.50% annually of the Withdrawal Base
●This rider is no longer
available.
●Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit, or with Inherited
IRA policies.
●Rider fees subject to increase
(or decrease) at the time of
any automatic step-up of the
withdrawal base. You can opt
out of any step-up (and fee
increase).
●Was available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Rider fees subject to increase
(or decrease) at time of any
automatic step-up of
withdrawal base. You can opt
out of any step-up of
withdrawal base.
●Policy Value must be
allocated to designated
Investment Options.
●Excess withdrawals may
significantly reduce or
terminated the benefit.
●Terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
Policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Choice 1.7 Rider	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59. Also provides death protection and/or long-term care for an additional fee.	Optional
2.50% annually of
the Withdrawal Base
Death Benefit Rider
to base benefit:
0.55% annually
(Single Life) or
0.50% annually
(Joint Life), of
Withdrawal Base.
Income
Enhancement
Option: 0.45%
annually (Single Life)
or 0.65% annually
(Joint Life) of
Withdrawal Base.
If qualifications are
met, the Income
Enhancement
Option increases the
income benefit
percentage by 50%

●This rider is no longer
available.
●Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit, or with Inherited
IRA policies.
●Was available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Rider fees subject to increase
(or decrease) at the time of
any automatic step-up of the
withdrawal base. You can opt
out of any step-up (and fee
increase).
●Policy Value must be
allocated to designated
Investment Options.
●Excess withdrawals could
significantly reduce or
terminate the benefits.
●The Income Enhancement
Option subject to qualifying
conditions, including
conditions related to the
hospital and/or nursing home
stay.
●If Policy Owner elects to pay
advisory fees from their
Policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Transamerica Income EdgeSM 1.2 Rider	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59.	Optional	2.50% annually of Withdrawal Base
●Cannot be added to a Policy
with another active
Guaranteed Minimum Living
Benefit Rider, or with
Inherited IRA policies.
●Available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Rider fees subject to increase
(or decrease) at the time of
any automatic step-up of the
withdrawal base. You can opt
out of any step-up (and fee
increase).
●Benefit is subject to
Investment Restrictions,
including a certain percentage
of Your Policy Value must be
allocated to the Stable
Account.
●Rider withdrawal amount
under guaranteed minimum
withdrawal equal to the
withdrawal base multiplied by
the withdrawal percentage.
●Excess withdrawals could
significantly reduce or
terminate the benefits.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.
●Benefit terminates upon
Annuitization.

DEATH BENEFIT
We will pay a death benefit to Your beneficiary, under certain circumstances, if the Annuitant dies during the accumulation phase. If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an Annuity Payment Option (if You pick a variable Annuity Payment Option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the Annuity Commencement Date. Please note that there is a mandatory Annuity Commencement Date. See ANNUITY PAYMENTS (THE INCOME PHASE) section in this prospectus.
We will determine the amount of and process the death benefit proceeds, if any are payable on a Policy, upon receipt at our Administrative Office of satisfactory proof of the Annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the Death Proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death”. See Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the Separate Account in accordance with the allocations made by the Policy Owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the Separate Account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the Policy Value in the Separate Account to the money market Subaccount after the death of the Annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the Annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
●
You are both the Annuitant and sole Owner of the Policy; and
●
You die before the Annuity Commencement Date.
We will pay a death benefit to You (Owner) IF:
●
You are not the Annuitant; and
●
the Annuitant dies before the Annuity Commencement Date.
Please note: If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit (i.e., the surviving Owner(s) takes the place of any beneficiary designation).
If the designated beneficiary receiving the death benefit is the surviving spouse of the Owner, then he or she may elect, if eligible, to continue the Policy as the new Annuitant and Owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
●
You are the Owner but not the Annuitant; and
●
You die prior to the Annuity Commencement Date.
Please note: If an Owner (who is not the Annuitant) dies before the Annuitant, the amount payable will be equal to the Cash Value. Distribution requirements apply upon the death of any Owner. Generally, upon the Owner's death (who is not the Annuitant) the entire interest must be distributed in accordance with the Internal Revenue Code. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
If an Owner (who is not the Annuitant) dies during the accumulation phase, the Cash Value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
●
any surviving Owner(s);
●
primary beneficiary(ies);

●
contingent beneficiary(ies); or
●
deceased Owner's estate.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the Annuity Commencement Date depends on the annuity income option.
IF:
●
You are not the Annuitant; and
●
You die on or after the Annuity Commencement Date; and
●
the entire guaranteed amount in the Policy has not been paid;
THEN:
●
the remaining portion of such guaranteed amount in the Policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of Your death.
IF:
●
You are the Owner and Annuitant; and
●
You die after the Annuity Commencement Date; and
●
the Annuity Payment Option You selected did not have or no longer has a guaranteed period;
THEN:
●
no additional payments will be made.
Owner Death
If an Owner (who is not the Annuitant) dies during the accumulation phase, the Cash Value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
●
any surviving Owner(s);
●
primary beneficiary(ies);
●
contingent beneficiary(ies); or
●
deceased Owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse of the deceased, upon the Owner's or the Annuitant's death, the beneficiary may elect to continue the Policy in his or her own name. Upon the Annuitant's death if such election is made, the Policy Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Annuitant. Any excess of the death benefit amount over the Policy Value will be allocated to each applicable Investment Option in the ratio that the Policy Value in the Investment Option bears to the total Policy Value. The terms and conditions of the Policy that applied prior to the Annuitant's death will continue to apply, with certain exceptions described in the Policy. For purposes of the death benefit on the continued Policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the Policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the Policy is a revocable grantor trust and the spouse of the Owner/Annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the Owner/Annuitant's social security number at the time of claim, she or he shall be treated as the Owner/Annuitant's spouse. In those circumstances, the Owner/Annuitant's spouse will be treated as the beneficiary of the Policy for purposes of applying the spousal continuation provisions of the Policy.
For these purposes, if the Owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the Annuitant's spouse is the sole primary beneficiary of the Annuitant's interest in such account, the Annuitant's spouse will be treated as the beneficiary of the Policy for purposes of applying the spousal continuation provisions of the Policy.

Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, You choose when You buy the Policy. The “base Policy” death benefit will generally be the greatest of:
●
the Policy Value on the date we receive the required information in good order at our Administrative Office;
●
the Cash Value on the date we receive in good order the required information at our Administrative Office (this will be more than the Policy Value if there is a positive Excess Interest Adjustment);
●
the Fixed Account portion of the minimum required Cash Value plus the Separate Account portion of the Policy Value, on the date we receive the required information in good order at our Administrative Office; and
●
the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid. Please see Appendix - Death Benefit for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon Annuitization.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon Annuitization and there is a mandatory Annuity Commencement Date. On the Policy application, You may choose the Annual Step-Up death benefit or the Return of Premium (age limitations may apply) for an additional fee. After the Policy is issued, You cannot make an election and the death benefit cannot be changed.
The guaranteed minimum death benefit (unless you choose the Annual Step-Up or Return of Premium death benefit) is equal to your Policy Value as of the date due proof of death is provided.
Annual Step-Up Death Benefit
Under this option, on each Policy anniversary prior to Your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that Policy Year. This “step-up” death benefit is equal to:
●
the largest Policy Value on the Policy Date or on any Policy anniversary prior to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday; plus
●
any premium payments since the date of any Policy anniversary with the largest Policy Value; minus
●
any adjusted withdrawals (please see Appendix - Death Benefit) since the date of the Policy anniversary with the largest Policy Value to the date of death; minus
●
withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if You or the Annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit. See ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If You elected the Annual Step-Up Death Benefit, You must allocate 100% of Your Policy Value to one or more of the designated Investment Options approved for the Annual Step-Up Death Benefit. See Appendix - Designated Investment Options for a complete listing of available Investment Options. Requiring that You designate 100% of Your Policy Value to the designated Investment Options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
●
You may transfer amounts among the designated Investment Options; however, You cannot transfer any amount to any other Subaccount if You elect this death benefit.
●
We have processes and procedures in place that will prevent allocation to a Subaccount that is not a designated Investment Option. These processes and procedures include restricting transfers requested by telephone and internet.
●
You will not receive an optional guaranteed minimum death benefit if You do not choose one when You purchase Your Policy.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
●
total premium payments; minus

●
any adjusted withdrawals (please see Appendix - Death Benefit) as of the date of death; minus
●
withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if You or the Annuitant is 86 or older on the Policy Date. There is an extra charge for this death benefit. See ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If You elected the Return of Premium Death Benefit, You must allocate 100% of Your Policy Value to one or more of the designated Investment Options approved for the Return of Premium Death Benefit. See Appendix - Designated Investment Options for a complete listing of available designated options. Requiring that You designate 100% of Your Policy Value to the designated Investment Options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
●
You may transfer amounts among the designated Investment Options; however, You cannot transfer any amount to any other Subaccount if You elect this death benefit.
●
We have processes and procedures in place that will prevent allocation to a Subaccount that is not a designated Investment Option.
●
You will not receive an optional guaranteed minimum death benefit if You do not choose one when You purchase Your Policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. Once You elect a death benefit and Your Policy is issued, Your death benefit cannot be changed and You will not be impacted by a decision to discontinue offering any particular guaranteed minimum death benefit to new sales.
Adjusted Withdrawal
When You request a withdrawal, Your guaranteed minimum death benefit will be reduced by an amount called the adjusted withdrawal. Under certain circumstances, the adjusted withdrawal may be more than the dollar amount of Your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the Policy Value at the time of withdrawal. It is also possible that if a death benefit is paid after You have taken a withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted withdrawal amount is: adjusted withdrawal = amount of the withdrawal x (the current Death Proceeds prior to the withdrawal / Policy Value prior to the withdrawal).
We have included a detailed explanation of this adjustment with examples in the Appendix - Death Benefit. This is referred to as “adjusted withdrawal” in Your Policy. If You have a qualified Policy, minimum required distributions rules may require You to request a withdrawal.
Please note:  As discussed under OTHER INFORMATION - Distribution of Policies - Compensation to Investment Advisors and Broker-Dealers Selling the Policies, any fees that You pay Your selling firm are separate from and in addition to the fees and expenses of the policy. If You elect to have these fees deducted from Your policy through withdrawals, such withdrawals will reduce Your Policy Value, may have tax consequences, may be included in the calculation of adjusted withdrawals, and may reduce the value of any optional living benefit rider that You have elected (perhaps significantly) and may cause termination.  See Appendix - Advisor Fee Withdrawal Examples.

Guaranteed Living Withdrawal Benefit Riders
Transamerica Principal OptimizerSM Rider
If You elect the Transamerica Principal OptimizerSM rider identified below, which provides certain guaranteed benefits, the
Company requires a certain percentage of Your Policy Value to be allocated to the Stable Account, with the remainder to be allocated to the select Investment Options and flexible Investment Options. One or more of the select Investment Options and flexible Investment Options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit Your participation in market gains; this may conflict with Your investment objectives by limiting
Your ability to maximize potential growth of Your Policy Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing Policy Owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, You should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect Your Policy Value and rider benefits. The
Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to You. You should carefully evaluate with Your financial professional whether to allocate to Subaccounts that invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on Your investment objectives, Your Policy Value and the benefits under the Transamerica Principal OptimizerSM rider. If You determine that underlying fund portfolios with volatility control strategies are not consistent with Your investment objectives, other
Investment Options are available under the Transamerica Principal OptimizerSM rider that do not invest in underlying fund portfolios that utilize volatility control strategies.

Transamerica Principal OptimizerSM - Summary
You may elect to purchase the optional Transamerica Principal OptimizerSM rider which provides You with both a Guaranteed Lifetime Withdrawal Benefit and a Guaranteed Minimum Accumulation Benefit. The Transamerica Principal OptimizerSM rider is only available during the accumulation phase and requires that You allocate a certain percentage of Your Policy Value to the Stable Account and to select Investment Options and flexible Investment Options, some of which are designed to help manage our risk and support the guarantees under the rider. The maximum issue age may be lower if required by state law. If You elect the Transamerica Principal OptimizerSM rider You cannot elect the Retirement Income Max ® 1.2, Retirement Income Choice ® 1.7 or the Transamerica Income EdgeSM 1.2 riders. The tax rules for qualified policies may limit the value of this rider. Please Note: There are Investment Restrictions associated with this benefit that can limit participation in market gains. Withdrawals taken in excess of the prescribed limits (rider withdrawal amount) will reduce the amount of the benefit and may eliminate the benefit altogether, if the amount of the excess withdrawal exceeds the Policy Value at the time of the withdrawal. The fee for the rider will not be reduced for any investment losses to Policy Value and, in fact, may be increased if there are withdrawals taken in excess of the rider withdrawal amount. Withdrawals taken while the Policy Value is greater than zero are withdrawals of the Owner’s own money (not the Company’s). Please consult a qualified financial professional before electing the Transamerica Principal OptimizerSM rider for a qualified Policy.
Please note: For policies issued in the state of New York, Please see Appendix – State Variations section for rider availability.
Please Note: This rider may not be issued to or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The benefits under the Transamerica Principal OptimizerSM rider are based on our claims-paying ability.
The Transamerica Principal OptimizerSM rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
If You elect the Transamerica Principal OptimizerSM rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the Stable Account are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options, will be deducted on a pro-rata basis from each Investment Option You have allocated to. If You do not wish to maintain the required allocation percentages for the Investment Options, the rider must be terminated, subject to the termination restrictions and requirement of the rider, prior to making any transfer. Additional detail regarding the required allocation is provided in the Transamerica Principal OptimizerSM - Required Allocations section, below.
You should view the Transamerica Principal OptimizerSM rider as a way to permit You to invest in variable Investment Options while still having Your Policy Value and liquidity protected to the extent provided by the Transamerica Principal OptimizerSM rider.
Please note:
●
You do not have any protection under the Guaranteed Minimum Accumulation Benefit unless You hold the Policy with the rider until the end of the applicable waiting period (10 or 7 years).
●
The longer You wait to start making withdrawals under the benefit, the less time You have to benefit from the Guaranteed Lifetime Withdrawal Benefit due to the decreasing life expectancy as You age. On the other hand, the longer You wait to begin making withdrawals, the higher Your withdrawal percentage may be, and the more opportunities You will have to lock in a high withdrawal base. Withdrawals will decrease the guarantees provided by the Guaranteed Minimum Accumulation Benefit. You should carefully consider when to begin making withdrawals. There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.
●
All Policy Value must be allocated to the select and flexible Investment Options and the Stable Account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with Your financial advisor to assist You in determining whether these Investment Options and required allocations are suited for Your financial needs and risk tolerance.
●
You will begin paying the rider charge as of the date the rider takes effect, even if You do not begin taking withdrawals for many years, or ever. We will not refund the charges You have paid under the rider if You never choose to take withdrawals and/or if You never receive any payments under the rider.
●
We have designed this rider for You to take withdrawals each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if You plan to take withdrawals in excess of the rider withdrawal amount(including withdrawals to pay advisory fees), because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
●
Because the Guaranteed Lifetime Withdrawal Benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for You if You do not foresee a need for liquidity and Your primary objective is to take the maximum advantage of the tax deferral aspect of the Policy.
●
Any withdrawal in any rider year that is in excess of the rider withdrawal amount is an excess withdrawal. The rider year begins on the rider date and thereafter on each rider anniversary.
●
An excess withdrawal will impact the withdrawal base on a greater than dollar-for-dollar basis when the Policy Value, after the rider withdrawal amount is withdrawn, is less than the rider withdrawal base and may eliminate the benefits. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders.
●
Upon receiving due proof of death of the Annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Principal OptimizerSM rider terminates and all benefits thereunder cease.
●
You may terminate the rider by providing Written Notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
●
If Your Policy Value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. For example, a notarized letter may be provided as satisfactory evidence a person is living.
●
The tax rules for qualified policies may limit the value of this rider. Please consult a qualified financial professional before electing the Transamerica Principal OptimizerSM rider for a qualified Policy.
●
Withdrawals up to the rider withdrawal amount are not subject to an Excess Interest Adjustment.
Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
●
reduce Your Policy Value by the amount of the withdrawal;
●
reduce Your base Policy death benefit and other benefits;
●
reduce the Guaranteed Minimum Accumulation Benefit;
●
is not subject to surrender charges if the withdrawal is greater than the Surrender Charge Free Amount.
●
may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
●
may be limited or restricted under certain qualified policies. (See TAX INFORMATION - Qualified Policies and TAX INFORMATION - Optional Living Benefits).

Transamerica Principal OptimizerSM - Guaranteed Minimum Accumulation Benefit
If You elect the Transamerica Principal OptimizerSM rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable Investment Options You select. The level of protection under the Guaranteed Minimum Accumulation Benefit may not be 100% of Your premium payments and is only in effect for the term of the elected option.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten, or seven years after You elect the rider, depending on the waiting period elected), Your Policy Value will at least equal Your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the Policy) is equal to the Policy Value multiplied by the protection level percentage of the elected waiting period. After the rider date (up to and including the guaranteed future value date) the guaranteed future value is equal to:
●
the guaranteed future value on the rider date; plus
●
a percentage of subsequent premium payments (as described below); multiplied by
●
the protection level percentage; less
●
subsequent adjusted withdrawals (as described below).
Unless an optional reset is chosen, after the guaranteed future value date, the guaranteed future value equals zero and there will be no guaranteed future value adjustment.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
	10 Year	7 Year
During Rider Year	Percent of subsequent premiums added to guaranteed future value	Percent of subsequent premiums added to guaranteed future value
1	100%	100%
2	90%	90%
3	80%	80%
4	70%	70%
5	60%	60%
6	50%	50%
7	50%	0%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Withdrawals. If You take a withdrawal, even withdrawals under the Guaranteed Lifetime Withdrawal Benefit, it will reduce Your guaranteed future value. The amount of the reduction is referred to as the adjusted withdrawal amount, which will be equal to the greater of:
●
the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the Policy Value resulting from the gross withdrawal; or
●
the gross withdrawal amount.
(The gross withdrawal amount is the amount You request.)
In other words, if Your Policy Value is greater than the guaranteed future value at the time You take a withdrawal, then Your guaranteed future value is reduced by the same amount we reduce Your Policy Value. However, if Your Policy Value is less than the guaranteed future value at the time You take a withdrawal, then Your guaranteed future value will be reduced by more than the amount by which we reduce Your Policy Value.
See the Appendix – Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross withdrawal.

Guaranteed Minimum Accumulation Benefit. After the waiting period (ten years or seven years after You elect the rider, depending on the waiting period elected), and on the guaranteed future value date, if the Policy Value is less than the guaranteed future value, we will calculate an amount equal to the difference between Your Policy Value (the Policy Value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the guaranteed future value date. This addition will not be considered premium and will not increase Your withdrawal base or any other Policy benefits. After the guaranteed future value date, the guaranteed future value will be zero, unless an optional reset is elected.
Example. Assume You are age 65 and make a single premium payment of $100,000, the guaranteed future value is $100,000 and the protection level percentage is 100%. You do not take any withdrawals or add any additional premium payments. If, on the guaranteed future value date, Your Policy Value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 x 100% - $90,000) to Your Policy Value.
Optional Reset. On each rider anniversary, up to and including the rider anniversary on or following the Annuitant’s (or the Annuitant’s spouse’s, if older and the joint life option is elected) 85th birthday You may elect to reset the guaranteed future value date and the guaranteed future value once each rider year. Upon optional reset, the waiting period originally elected (ten years or seven years) will begin from the most recent rider anniversary. The guaranteed future value will be set to equal the Policy Value multiplied by the protection level percentage as of the date the reset election is processed.
Your request must be received, in a manner acceptable to us, no later than 30 days following the most recent rider anniversary. The optional reset does not require termination of the existing rider. The existing rider will continue with the same rider effective date and features.
At the time of an optional reset the protection level percentage may be changed, but will never be less than the minimum protection level percentage disclosed. Additionally, the rider fee percentage may be changed at the time of an optional reset, but the fee percentage will never be more than the maximum fee percentage in effect when the rider was elected.
The optional reset will only impact the Guaranteed Minimum Accumulation Benefit and does not impact the Guaranteed Lifetime Withdrawal Benefit or any other values of the Policy.
You have the right to revoke an optional reset within 30 days following the date on which the optional reset was effective, if the rider fee percentage increases beyond the rider fee percentage immediately prior to the rider anniversary, or the protection level percentage decreases. If You revoke an optional reset, You must notify us in a manner acceptable to us, however, You will remain eligible for future optional resets. If an optional reset is revoked, the guaranteed future value date, guaranteed future value, rider fee percentages and protection level percentages will be reversed to the values and dates that were in effect for Your rider immediately prior to the election of the optional reset.
Example. Assume You are age 65 and make a single premium payment of $100,000 on January 31st of the current year with a 10 year waiting period. The guaranteed future value date will be set to 10 years from that date and the guaranteed future value is $100,000 assuming a protection level percentage is 100%. On the first rider anniversary, Your Policy Value has increased to $110,000 and You choose an optional reset. This results in a new guaranteed future value date 10 years from the date of the optional reset and a new guaranteed future value of $110,000 assuming the protection level percentage remains at 100%.
Please note: You do not have any protection under the Guaranteed Minimum Accumulation Benefit unless You hold the Policy with the rider until the end of the applicable waiting period. If You think that You may terminate the Policy or elect to start receiving annuity payments (or if You must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in Your best interests.
Transamerica Principal OptimizerSM - Guaranteed Lifetime Withdrawal Benefit
If You elect the Transamerica Principal OptimizerSM rider, You can receive up to the rider withdrawal amount each rider year. Such rider withdrawal amounts will first be made as withdrawals from Your Policy Value (excluding the Stable Account until other Investment Options are depleted of value). If Your Policy Value goes to zero by other than an excess withdrawal, rider withdrawal amounts will continue as payments from us. Rider withdrawal amounts may begin the rider year immediately following the Annuitant’s (or the Annuitant’s spouse if younger and the joint life option is elected) attainment of the minimum benefit age, and may last until the Annuitant’s (or surviving spouse’s if joint life option is elected) death unless Your withdrawal base is reduced to zero because of an “excess withdrawal.” See Withdrawal Base Adjustments section below for more information. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine Your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).

Of course, You can always withdraw an amount up to Your Cash Value pursuant to Your right under the Policy although withdrawals that are excess withdrawals will reduce Your withdrawal base and future GLWBs. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Principal OptimizerSM - Rider Withdrawal Amount
You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from Your Policy without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has not attained the minimum benefit age on the rider date and remains zero until the first day of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for the applicable minimum benefit age and withdrawal percentages.
For qualified policies: If the plan participant (generally the Annuitant) reached their Required Beginning Date, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
●
the rider withdrawal amount described above; or
●
an amount equal to any minimum required distribution amount, if any. For riders added on the Policy Date, the minimum required distribution during the first rider year is based on the initial premium (initial premium could include premium from transfers received after the Policy effective date, but must be deemed initial premium). For riders added after the Policy Date, if the Policy to which the rider is attached was in force on December 31st of the previous year, the minimum required distribution for the first rider year is calculated using the year-end Policy Value plus any actuarial present value from the previous year. For riders added after the Policy Date and the Policy to which the rider is attached was not in force on December 31st of the previous year, the minimum required distribution for the first rider year is based on the Policy Value on the rider date. The minimum required distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.
the Policy to which this rider is attached is a tax-qualified Policy for which the IRS minimum required distributions are required,
b.
the minimum required distributions do not start prior to the Annuitant’s Required Beginning Date,
c.
the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.
the minimum required distributions are based on age of the living Annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.
the minimum required distributions are based only on the Policy to which this rider is attached,
f.
the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.
If an excess withdrawal is taken in the previous rider year, the minimum required distribution will not be used in calculating the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will be treated as an excess under the rider.
If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If Your Policy Value reaches zero:
●
by means other than an excess withdrawal, then You cannot make premium payments and all other Policy features, benefits and guarantees (except those provided by this rider) are terminated. If Your Policy Value reaches zero by means other than an excess withdrawal, and the rider remains in force, we will, unless otherwise instructed, make payments using the current payment instructions on file with us that are equal to the rider withdrawal amount divided by the frequency of payments. If the Annuitant (or younger of Annuitant or Annuitant’s spouse if the joint option is elected) has attained the minimum benefit age and a systematic payout option is not active at the time the Policy Value equals zero, a payment will be established. Unless instructed otherwise, the default frequency will be monthly, unless the amount does not meet the minimum systematic payout requirements in Your Policy. If that occurs, we reserve the right to change the frequency and amount in order to meet the minimum systematic payout requirements. If the minimum benefit age has not been attained, payments will begin on the rider anniversary following the attainment of the minimum benefit age. Once the payment amount and frequency are established, they cannot be changed and no additional withdrawals will be allowed. Furthermore, any remaining minimum required Cash Value will be paid on the later of the Annuitant’s or the Annuitant’s spouse’s death.
●
due to an excess withdrawal, then Your Policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause Your Policy Value to equal zero will not terminate the rider.
Please note:
●
If the rider is added prior to the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) attaining the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age, however, You will still be charged a rider fee upon electing the rider.
●
Any amount withdrawn in a rider year in excess of the rider withdrawal amount is an excess withdrawal.
●
The rider year begins on the rider date and thereafter on each rider anniversary.
●
You cannot carry over any portion of Your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if You do not take the entire rider withdrawal amount during a rider year, You cannot take more than the rider withdrawal amount in the next rider year and maintain the riders’ guarantees.
●
We will not refund charges that have been paid up to the point of terminating the Policy or receiving annuity payments.
●
Excess withdrawals may cause You to lose the benefit of the rider.
●
The select and flexible Investment Options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing Policy Owners with an active rider.
Withdrawals under the Guaranteed Lifetime Withdrawal Benefit also:
●
reduce Your Policy Value;
●
reduce the guaranteed future value;
●
reduce Your death benefit and other benefits;
●
is not subject to surrender charges if the withdrawal is greater than the Surrender Charge Free Amount.
●
may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Please note: For policies issued in the state of New York, Please see Appendix – State Variations section for rider availability.
Rate Sheet Prospectus Supplement
The rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages are disclosed in the Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
The rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 Business Days prior to the effective date of the new Rate Sheet Prospectus Supplement.
For riders issued as part of the new Policy application process: In order to receive the applicable rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the Policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the Policy with the applicable rates in effect at that time.
For riders issued to existing Policy Owners: In order to receive the applicable rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages age, Your rider election form must be signed and received in good order while the Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-Business Days or after our close of business will get next-day pricing.

Transamerica Principal OptimizerSM – Withdrawal Percentage
We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the Annuitant’s age (or the Annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the Annuitant’s (or the Annuitant's spouse's if younger and the joint life option is elected) attainment of the minimum benefit age.
The withdrawal percentage is disclosed in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
Please note: Once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and You had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section below.
Transamerica Principal OptimizerSM – Withdrawal Base
We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the Policy Value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
On each rider anniversary, the withdrawal base will equal the greatest of:
1. the current withdrawal base;
2. the Policy Value on the rider anniversary; and
3. the highest Policy Value in the previous year based on the valuation frequency. (see Automatic Step-Up below).
Item 3 above will be zero if there have been any excess withdrawals in the current rider year.
See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders which illustrates the hypothetical example of the withdrawal base calculation.
Please note:
●
We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
●
Your withdrawal base is not a Cash Value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any Subaccount, and it is not a guarantee of Policy Value.
●
Because the withdrawal base is generally equal to the Policy Value on the rider date, the rider withdrawal amount may be lower if You delay electing the rider and the Policy Value decreases before You elect the rider.
Transamerica Principal OptimizerSM – Automatic Step-Up
On each rider anniversary the rider will receive an automatic step-up if the withdrawal base is set equal to item 2 or 3 from Transamerica Principal OptimizerSM – Withdrawal Base section above. If neither value is greater than the current withdrawal base no automatic step-up will occur. If the withdrawal percentage has been established due to a previous withdrawal, the withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will increase if You have crossed into another age band prior to the automatic step-up. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC). Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, You have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that You do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive Your rejection (each time You elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any automatic step-up that You opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Transamerica Principal OptimizerSM – Withdrawal Base Adjustments
Cumulative gross withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the Policy Value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the Policy Value when the Policy Value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the Policy Value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the Policy Value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If You take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because Your regular or scheduled withdrawals may thereafter all be excess withdrawals that reduce or eliminate Your benefit on an accelerated basis.
Example. Assume You are the Owner and Annuitant and You make a single premium payment of $100,000 when You are 66 years old. Further assume that You do not take any withdrawals or add any additional premium payments, and no automatic step-ups occurred, but that after six years Your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of Your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:
●
You take Your first withdrawal when You are age 72;
●
You do not withdraw more than the rider withdrawal amount in any one year; and;
●
there are no future automatic step-ups.
Example continued. Assume the same facts as above, but You withdraw $10,000 when You are 72 years old. That excess withdrawal decreases Your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy Value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000
Adjusted withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90
New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Principal OptimizerSM – Required Allocations
If You elect this rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC). After the rider date, the allocation of all subsequent premium payments must also comply with the required allocations for premium payments table contained in the Rate Sheet Prospectus Supplement.
In addition, if You elect this rider, any transfers to and from the select Investment Options and the flexible Investment Options must comply with the required allocation percentages for rebalancing specified in the Rate Sheet Prospectus Supplement in effect at the time You elect this rider. Any transfers to and from the select Investment Options and flexible Investment Options will be validated using the prior day’s Policy Values to ensure compliance with the required allocation percentages for rebalancing at the time of the request. Transfer requests that do not comply with the required allocation percentages for rebalancing will be deemed not in good order. Changes in Policy Values due to market movements on other dates will not be treated as a violation of the required allocations.

Transfers to and from the Stable Account (described below) are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options will be deducted on a pro-rata basis. If You do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive Written Notice from You requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The Stable Account is a Fixed Account option under Your Policy. Premium payments allocated and amounts transferred to the Stable Account become part of our general account. Interests in the general account have not been registered under the 1933 Act, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
Allocations applied to the Stable Account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the Stable Account. The interest credited to the Stable Account will not be less than the guaranteed minimum effective annual interest rate shown on Your rider pages (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the Stable Account will not be subject to an Excess Interest Adjustment.
Upon termination of the rider, all amounts in the Stable Account will be transferred to the money market Subaccount available under Your Policy and no additional premium payments will be allowed into the Stable Account. Owners are permitted to provide instructions as to the allocation of the Stable Account proceeds contained in the money market Subaccount to one or more Subaccounts, but such instructions will not be effective prior to the Business Day after rider termination.
We guarantee that upon full surrender Your Cash Value attributable to the Fixed Account will not be less than the amount required by the applicable state nonforfeiture law at the time the Policy is issued.
Select and Flexible Investment Options. As described above, if You elect this rider, You must allocate a certain percentage of Your premium payments and Policy Value to the available flexible Investment Options and select Investment Options. A complete listing of Investment Options designated as flexible Investment Options and select Investment Options appears in the “Appendix – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options”. You will be notified if there are changes made to the Investment Options within the designated group. Requiring that You allocate a certain percentage of Your premium payments and Policy Value to the designated Investment Options, some of which invest in underlying fund portfolios that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date Your rider fee is deducted. If the day rebalancing takes place is not a Business Day, the value of the Accumulation Units redeemed or purchased due to rebalancing will be determined as of the next Business Day. We will automatically transfer amounts among Subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instructions for new premium payments.
You will be notified in writing that the required rebalance has been set up, and what the calculated rebalance allocation percentages are prior to the first quarter rebalancing. You may request changes to Your rebalancing allocation instructions before the prior instructions are implemented if we receive notice of Your request in good order prior to the close of the New York Stock Exchange on the day the rebalance is processed. Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instruction for new premium payments. You may request changes to Your rebalancing allocation instructions while this rider remains effective as long as they comply with the required allocations for rebalancing. Rebalancing will not cease upon the request of any transfer.
See Appendix – Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM 1.2 and Transamerica Principal OptimizerSM - Rebalancing Examples which illustrates the initial calculation of rebalancing allocation percentages as well as the rebalancing process.
Please note:

●
If You do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See Transamerica Principal OptimizerSM Rider – Termination, below.)
●
We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect Policy Owners with an active rider.
●
If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible Investment Option. If this occurs, You will be required to reallocate values in the affected Investment Option to other flexible and select Investment Options in order to meet the allocation requirements. We will provide notice to You if a select or flexible Investment Option will be eliminated and reallocation is required. If You do not provide us with new instructions in the time specified in our notice, we will move Your money in the affected option to the money market Subaccount to the extent permitted by applicable law.
Transamerica Principal OptimizerSM - Joint Life Option
If You elect the Transamerica Principal OptimizerSM rider, then You can also elect to postpone termination of the rider until the later of the Annuitant or Annuitant’s spouse’s death (only if the Annuitant’s spouse is eligible to and elects to continue the Policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If You elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount may be lower than under the single life option. The withdrawal percentage that is used to determine Your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. This option may not be permitted in the case of certain non-natural Owners. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
Please note: If You elect this option:
●
The withdrawal percentage for each “age at the time of the first withdrawal” may be lower if You elect the joint life option.
●
The rider fee may be greater if You elect the joint life option.
●
The Annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the Annuitant's spouse) must be either a joint Owner along with the Annuitant or the sole primary beneficiary (and there is no joint Owner). (Please see Spousal Continuation section for more detail regarding Annuitant's spouse).
●
A former spouse of the Annuitant cannot continue to keep the Policy in force if no longer married to the Annuitant at the time of the Annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
●
The Annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
●
The rider withdrawal percentage is based on the age of the younger of the Annuitant and Annuitant’s spouse.
●
The rider’s issue ages may vary if You elect this option.
Transamerica Principal OptimizerSM Fees
The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a Subaccount on a day which is not a Business Day, the value of Accumulation Units redeemed will be determined as of the next Business Day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for additional premium payments, excess withdrawals and optional resets of the Guaranteed Future Value made during the rider quarter. The fee may also be adjusted for non-excess withdrawals made during the rider quarter. It will be deducted automatically from the flexible Investment Options and the select Investment Options on a pro rata basis at the end of each rider quarter. After those Investment Options are depleted of value, the rider fee will be deducted from the Stable Account.
The rider fee percentage may change after the first rider anniversary due to an automatic step-up or election of the optional reset. Your rider fee may increase (or decrease) at the time of any automatic step-up or optional reset. See Automatic Step-Up or Optional Reset sections. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
For riders issued as part of the new Policy application process: In order for the rider percentage fee disclosed in the applicable Rate Sheet Prospectus supplement to apply, Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect.

For riders issued to existing Policy Owners: In order for the rider fee percentage disclosed in the application Rate Sheet Prospectus Supplement to apply, Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect.
You should not elect this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at (800)525-6205 to receive a Rate Sheet Prospectus Supplement applicable to You.
On an annual basis, in general terms, the rider fee is the rider fee percentage multiplied by the rider fee basis. The rider fee basis is the greater of the withdrawal base and the guaranteed future value. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)
is the rider fee basis;
(B)
is the rider fee percentage; and
(C)
is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Rider Fee Basis = Maximum of Withdrawal Base of $100,000 and Guaranteed Future Value of $105,000; Rider Fee percentage = 1.40%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 105,000*0.0140*(91/365)
= 1,470*(91/365)
= $366.49
A portion of the rider fee will be assessed upon full surrender of the Policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the next rider quarter and ending on the date of termination.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up or at election of an optional reset. See Automatic Step-Up section and Optional Reset section. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC). Please contact Your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended.
Each time an optional reset results in a rider fee percentage increase, You will have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentages and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that You do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive Your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Each time an automatic step-up results in a rider fee percentage increase beyond the rider fee percentage immediately prior to the rider anniversary, You will have the option to revoke the optional reset and reinstate the guaranteed future value date, guaranteed future value, rider fee percentages and protection level percentages to their respective values and dates that were in effect immediately prior to the election of the optional reset, provided You do so within 30 days following the date on which the optional reset was effective. We must receive Your revocation, in a manner acceptable to us, within the 30 day period following the date on which the optional reset was effective.
Please note regarding the rider fee:
●
Because the rider fee is a percentage of the rider fee basis and the rider fee basis is the greater of the withdrawal base and the guaranteed future value, the rider fee could be a much higher percentage of Your Policy Value, particularly in the event that Your Policy Value decreases significantly.
●
Because the rider fee is a percentage of the rider fee basis, and the rider fee basis is the greater of the withdrawal basis and the guaranteed future value, the amount of the rider fee we deduct will increase if the withdrawal base or guaranteed future value increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments, Excess Withdrawals and Optional Resets. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals and optional resets of the guaranteed future value made during the rider quarter, because these events will change the withdrawal base and guaranteed future value. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected. The fee may be adjusted for non-excess withdrawals made during the rider quarter.
The rider fee adjustment is calculated by multiplying (A) by (B) by (C) where:
(A)
is the rider fee basis change (i.e. rider fee basis after the transaction minus the rider fee basis before the transaction);
(B)
is the rider fee percentage; and

(C)
is the number of days remaining in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0140*(20/365)
= 140*(20/365)
= $7.67
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 366.49 + 7.627
= $374.16
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming rider fee basis of $115,000 (maximum of Withdrawal Base of $110,000 and Guaranteed Future Value of $115,000) and a fee percentage of 1.40%.
= 115,000*0.0140*(91/365)
= 1,610*(91/365)
= $401.40
Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base and guaranteed future value. Assuming beginning values as in example 3, plus adjustment for gross withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% of Policy Value of $93,500 prior to the transaction and change in rider fee basis as follows:
Withdrawal Base Adjustment
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
The new withdrawal base = $110,000 - $5,625 = $104,375
Guaranteed Future Value Adjustment
Guaranteed Future Value Adjustment = Maximum of Gross Withdrawal amount and Pro-Rata Withdrawal Amount (Gross Withdrawal * Guaranteed Future Value prior to withdrawal/Policy Value prior to withdrawal) = Maximum of $10,000 * $115,000/ $93,500) = Maximum of $10,000 and $12,299.47 = $12,299.47
The new guaranteed future value = $115,000 - $12,299.47 = $102,700.53
The Rider Fee Basis after the transaction = Maximum of the Withdrawal Base after the transaction ($104,375) or the Guaranteed Future Value after the transaction ($102,700.53) = $104,375, minus maximum of the Withdrawal Base before the transaction ($110,000) or the Guaranteed Future Value before the transaction ($115,000 ($104,375 - $115,000) = $-10,625.
Fee adjustment as follows:
= $-10,625 * 0.0140 * (40/365)
= $-148.75 * (40/365)
= $-16.30
The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $401.40 - $16.30
= $385.10
Transamerica Principal OptimizerSM Issue Requirements
We will not issue the Transamerica Principal OptimizerSM rider if:
●
the Annuitant is age 86 or older (lower if required by state law); or
●
in New York, the Annuitant is younger than the applicable minimum age; or
●
the Annuitant is not an Owner (except in the case of non-natural Owners); or
●
there are more than two Owners.
Furthermore, if the joint life option is elected, we will not issue the Transamerica Principal OptimizerSM rider if:

●
the Annuitant’s spouse is 86 or older (lower if required by state law); or
●
in New York, the Annuitant’s spouse is younger than the applicable minimum age; or
●
the Annuitant’s spouse is not a joint Owner along with the Annuitant; or
●
the Annuitant’s spouse is not the sole primary beneficiary (and there is no joint Owner).
The use of joint life option may not be permitted in the case of certain non-natural Owners.
Termination
The Transamerica Principal OptimizerSM rider will terminate upon the earliest of the following:
●
the date we receive Written Notice from You requesting termination of the rider if such notice is received before midnight of the 30th calendar day after You receive the rider;
●
the date we receive Written Notice from You in good order requesting termination of the Transamerica Principal OptimizerSM rider if such notice is received by us during the 30 days following the fifth rider anniversary and every fifth rider anniversary thereafter;
●
the date of Annuitization (however, if You have reached Your maximum Annuity Commencement Date You may choose an Annuitization option which guarantees You lifetime payments in an amount equal to Your rider withdrawal amount);
●
on or after the Policy Value reaching zero, the date of the Annuitant’s death (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death);
●
the date the Policy to which this rider is attached changes ownership or assignment which violates the Owner and Annuitant relationship requirements contained in the rider;
●
the date an excess withdrawal reduces Your Policy Value to zero;
●
prior to the Policy Value reaching zero, the date on which we receive in good order, required information to process a death claim for the Annuitant (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death); or
●
termination of Your Policy.
Please note: This rider terminates upon Annuitization and there is a maximum Annuity Commencement Date at which time Your Policy will be Annuitized according to its terms. However, if You have reached Your maximum Annuity Commencement Date, we will allow You to Annuitize Your Policy and elect to receive lifetime annuity payments which are at least equal to Your rider withdrawal amount. Please contact us for more information concerning Your options.
Transamerica Income EdgeSM 1.2 Rider
If You elect the Transamerica Income EdgeSM 1.2 rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of Your Policy Value to be allocated to the Stable Account, with the remainder to be allocated to the select Investment Options and flexible Investment Options. One or more of the select Investment Options and flexible Investment
Options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit
Your participation in market gains; this may conflict with Your investment objectives by limiting Your ability to maximize potential growth of Your Policy Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing Policy Owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, You should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect Your Policy Value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to You. You should carefully evaluate with Your financial professional whether to allocate to Subaccounts that invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on Your investment objectives, Your Policy
Value and the benefits under the Transamerica Income EdgeSM 1.2 rider. If You determine that underlying fund portfolios with volatility control strategies are not consistent with Your investment objectives, other Investment Options are available under the
Transamerica Income EdgeSM 1.2 rider that do not invest in underlying fund portfolios that utilize volatility control strategies.

Transamerica Income EdgeSM 1.2 - Summary
You may elect to purchase the optional Transamerica Income EdgeSM 1.2 rider, which provides You with: (1) a Guaranteed Lifetime Withdrawal Benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that You allocate a certain percentage of Your Policy Value to the Stable Account and to select Investment Options and flexible Investment Options some of which are designed to help manage our risk and support the guarantees under the rider. If you elect to purchase the Transamerica Income EdgeSM 1.2 rider You cannot elect the Transamerica Principal OptimizerSM, Retirement Income Choice® 1.7 or Retirement Income Max® 1.2 riders. The tax rules for qualified policies may limit the value of this rider. Please Note: There are Investment Restrictions associated with this benefit that can limit participation in market gains. Withdrawals taken in excess of the prescribed limits (rider withdrawal amount) will reduce the amount of the benefit and may eliminate the benefit altogether, if the amount of the excess withdrawal exceeds the Policy Value at the time of the withdrawal. The fee for the rider will not be reduced for any investment losses to Policy Value and, in fact, may be increased if there are withdrawals taken in excess of the rider withdrawal amount. Withdrawals taken while the Policy Value is greater than zero are withdrawals of the Owner’s own money (not the Company’s). Please consult a qualified financial professional before electing the Transamerica Income EdgeSM 1.2 rider for a qualified Policy.
Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The benefits under the Transamerica Income EdgeSM 1.2 rider are based on our claims-paying ability.
The Transamerica Income EdgeSM 1.2 rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
If You elect the Transamerica Income EdgeSM 1.2 rider, You can receive up to the rider withdrawal amount each rider year. Such rider withdrawal amounts will first be made as withdrawals from Your Policy Value (excluding the Stable Account until other Investment Options are depleted of value). If Your Policy Value goes to zero by means other than an excess withdrawal, rider withdrawal amounts will continue as payments from us. Rider withdrawal amounts may begin the rider year immediately following the Annuitant’s (or Annuitant’s spouse if younger and the joint life option is elected) attainment of the minimum benefit age, and may last until the Annuitant’s (or surviving spouse’s if joint life option is elected) death unless Your withdrawal base is reduced to zero because of an “excess withdrawal.” See Withdrawal Base Adjustments section below for more information. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine Your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
Of course, You can always withdraw an amount up to Your Cash Value pursuant to Your rights under the Policy although withdrawals that are excess withdrawals will reduce Your withdrawal base and future GLWBs. See Appendix - Hypothetical Adjusted Withdrawals - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail.
If You elect the Transamerica Income EdgeSM 1.2 rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the Stable Account are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options will be deducted on a pro-rata basis from each Investment Option You have allocated to. If You do not wish to maintain the required allocation percentages for the Investment Options, the rider must be terminated, subject to the termination restrictions and requirements of the rider, prior to making any transfer. Additional detail regarding the required allocations is provided in the Required Allocations section, below.
Please note:
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You will begin paying the rider charge as of the rider date, even if You do not begin taking withdrawals for many years. We will not refund the charges You have paid under the rider if You never choose to take withdrawals and/or if You never receive any payments under the rider.
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We have designed this rider to allow for withdrawals from Your Policy Value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if You plan to take withdrawals(including withdrawals to pay advisory fees), in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.

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The longer You wait to start making withdrawals under the benefit, the less time You have to benefit from the guarantee because of decreasing life expectancy as You age. On the other hand, the longer You wait to begin making withdrawals, the higher Your withdrawal percentage may be, and the more opportunities You will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.
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Because the Guaranteed Lifetime Withdrawal Benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for You if You do not foresee a need for liquidity and Your primary objective is to take maximum advantage of the tax deferral aspect of the Policy.
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All Policy Value must be allocated to the select and flexible Investment Options and the Stable Account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with Your financial professional to assist You in determining whether these Investment Options and required allocations are suited for Your financial needs and risk tolerance.
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Any withdrawal in any rider year that is in excess of the rider withdrawal amount (including any surrender charge or Excess Interest Adjustment) is an excess withdrawal. The rider year begins on the rider date and thereafter on each rider anniversary.
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An excess withdrawal will impact the withdrawal base on a greater than dollar-for-dollar basis when the Policy Value, after the rider withdrawal amount is withdrawn, is less than the rider withdrawal base and may eliminate the benefit. See Appendix – Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders.
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Upon receiving due proof of death of the Annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Income EdgeSM 1.2 rider terminates and all benefits thereunder cease.
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You may terminate the rider by providing Written Notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
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If Your Policy Value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. For example, a notarized letter may be provided as satisfactory evidence a person is living.
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We will not refund charges that have been paid up to the point of terminating the Policy or receiving annuity payments.
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The tax rules for qualified policies may limit the value of this rider. Please consult a financial professional before electing the Transamerica Income EdgeSM 1.2 rider for a qualified Policy.
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Withdrawals up to the rider withdrawal amount are not subject to an Excess Interest Adjustment.
Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
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reduce Your Policy Value by the amount of the withdrawal;
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reduce Your base Policy death benefit and other benefits;
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may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
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may be limited or restricted under certain qualified policies. (see TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits)
Transamerica Income EdgeSM 1.2 - Rider Withdrawal Amount
You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from Your Policy Value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the Annuitant (or the Annuitant's spouse if younger and the joint life option is elected) has not attained the minimum benefit age on the rider date and remains zero until the first day of the rider year after the Annuitant (or the Annuitant's spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information.
For qualified policies: If the plan participant (generally the Annuitant) reached their Required Beginning Date, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
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the rider withdrawal amount described above; or
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an amount equal to any minimum required distribution amount, if any. For riders added on the Policy Date, the minimum required distribution during the first rider year is based on the initial premium (initial premium could include premium from transfers received after the Policy effective date, but must be deemed initial premium). For riders added after the Policy Date, if the Policy to which the rider is attached was in force on December 31st of the previous year, the minimum required distribution for the first rider year is calculated using the year-end Policy Value plus any actuarial present value from the previous year. For riders added after the Policy Date and the Policy to which the rider is attached was not in force on December 31st of the previous year, the minimum required distribution for the first rider year is based on the Policy Value on the rider date. The minimum required distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.
the Policy to which this rider is attached is a tax-qualified Policy for which the IRS minimum required distributions are required,
b.
the minimum required distributions do not start prior to the Annuitant’s Required Beginning Date,
c.
the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.
the minimum required distributions are based on age of the living Annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.
the minimum required distributions are based only on the Policy to which this rider is attached,
f.
the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.
if an excess withdrawal is taken in the previous rider year, the minimum required distribution will not be used in calculating the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If Your Policy Value reaches zero:
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by means other than an excess withdrawal, then You cannot make premium payments and all other Policy features, benefits and guarantees (except those provided by this rider) are terminated. If Your Policy Value reaches zero by means other than an excess withdrawal, and the rider remains in force, we will, unless otherwise instructed, make payments using the current payment instructions on file with us that are equal to the rider withdrawal amount divided by the frequency of payments. If the Annuitant (or younger of Annuitant or Annuitant’s spouse if the joint option is elected) has attained the minimum benefit age and a systematic payout option is not active at the time the Policy Value equals zero, a payment will be established. Unless instructed otherwise, the default frequency will be monthly, unless the amount does not meet the minimum systematic payout requirements in Your Policy. If that occurs, we reserve the right to change the frequency and amount in order to meet the minimum systematic payout requirements. If the minimum benefit age has not been attained, payments will begin on the rider anniversary following the attainment of the minimum benefit age.
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due to an excess withdrawal, then Your Policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause Your Policy Value to equal zero will not terminate the rider.
Please note:
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If the rider is added prior to the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) having attained the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age birthday, however, You will still be charged a rider fee upon electing the rider.
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The rider year begins on the rider date and thereafter on each rider anniversary.
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You cannot carry over any portion of Your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if You do not take the entire rider withdrawal amount during a rider year, You cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
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Excess withdrawals may cause You to lose the benefit of the rider.
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Any amount withdrawn in a rider year (including any surrender charge, if applicable) in excess of the rider withdrawal amount is an excess withdrawal.
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The select and flexible Investment Options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing Policy Owners with an active rider.

Rate Sheet Prospectus Supplement
The rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages are disclosed in the Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
The rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 Business Days prior to the effective date of the new Rate Sheet Prospectus Supplement.
For riders issued as part of the new Policy application process: In order to receive the applicable rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the Policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the Policy with the applicable rates in effect at that time.
For riders issued to existing Policy Owners: In order to receive the applicable rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages, Your rider election form must be signed and received in good order while the Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-Business Days or after our close of business will get next-day pricing.
Transamerica Income EdgeSM 1.2 – Withdrawal Percentage
We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the Annuitant’s age (or the Annuitant's spouse's age if younger and the joint life option is elected) and rider duration at the time of the first withdrawal taken on or after the rider anniversary immediately following the Annuitant’s (or the Annuitant's spouse's if younger and the joint life option is elected) attainment of the minimum benefit age.
The withdrawal percentage is disclosed in Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
Please note: Once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and You have crossed into another band or duration prior to the automatic step-up. See Automatic Step - Up section below.
Transamerica Income EdgeSM 1.2 – Withdrawal Base
We use the withdrawal base to calculate the rider withdrawal amount and rider fee. The withdrawal base on the rider date is the Policy Value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
On each rider anniversary, the withdrawal base will equal the greatest of:
1. the current withdrawal base;
2. the Policy Value on the rider anniversary; or
3. the highest Policy Value in the previous year based on the valuation frequency. (see Automatic Step-Up section below).
Item 3 above will be zero if there have been any excess withdrawals in the current rider year.
See Appendix – Hypothetical Example of Withdrawal Base Calculation – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders which illustrates the hypothetical example of the withdrawal base calculation.
Please note:
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We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
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Your withdrawal base is not a Cash Value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any Subaccount, and it is not a guarantee of Policy Value.

●
Because the withdrawal base is generally equal to the Policy Value on the rider date, the rider withdrawal amount may be lower if You delay electing the rider and the Policy Value decreases before You elect the rider.
Transamerica Income EdgeSM 1.2 - Automatic Step-Up
On each rider anniversary, the rider will receive an automatic step-up if the withdrawal base is set equal to the Item 2 or 3 from the Transamerica Income EdgeSM 1.2 – Withdrawal Base section above. If neither is greater than the current withdrawal base, no automatic step-up will occur. If the withdrawal percentage has been established due to a previous withdrawal, the withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will increase if You have crossed into another age band or rider year duration prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum fee percentage in effect when the rider was elected.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, You have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that You do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive Your rejection (each time You elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that You have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Transamerica Income EdgeSM 1.2 - Withdrawal Base Adjustments
Cumulative gross withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the Policy Value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the Policy Value when the Policy Value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the Policy Value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the Policy Value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If You take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because Your regular or scheduled non-excess withdrawals may thereafter become excess withdrawals that reduce or eliminate Your benefit on an accelerated basis.
Example. Assume You are the Owner and Annuitant and You make a single premium payment of $100,000 when You are 66 years old. Further assume that You do not make any withdrawals or additional premium payments, and no automatic step-ups occurred, but that after six years Your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of Your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:
●
You take Your first withdrawal when You are age 72
●
You do not withdraw more than the rider withdrawal amount in any one year, and
●
there are no future automatic step-ups.
Example continued. Assume the same facts as above, but You withdraw $10,000 when You are 72 years old. That excess withdrawal decreases Your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy Value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000
Adjusted withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90

New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the Appendix - Hypothetical Adjusted Withdrawals - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Income EdgeSM 1.2 - Required Allocations
If You elect this rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC). After the rider date, the allocation of all subsequent premium payments must also comply with the required allocations for premium payments table contained in the Rate Sheet Prospectus Supplement so long as this rider is in effect.
In addition, if You elect this rider, any transfers to and from the select Investment Options and the flexible Investment Options must comply with the required allocation percentages for rebalancing specified in the Rate Sheet Prospectus Supplement in effect at the time You elect this rider. Any transfers to and from the select Investment Options and flexible Investment Options will be validated using the prior day’s Policy Values to ensure compliance with the required allocation percentages for rebalancing at the time of the request. Transfer requests that do not comply with the required allocation percentages for rebalancing will be deemed not in good order. Changes in Policy Values due to market movements on other dates will not be treated as a violation of the required allocations.
Transfers to and from the Stable Account (described below) are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options will be deducted on a pro-rata basis. If You do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive Written Notice from You requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The Stable Account is a Fixed Account option under Your Policy. Premium payments allocated and amounts transferred to the Stable Account become part of our general account. Interests in the general account have not been registered under the 1933 Act, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
Allocations applied to the Stable Account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the Stable Account. The interest credited to the Stable Account will not be less than the guaranteed minimum effective annual interest rate shown on Your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the Stable Account will not be subject to an Excess Interest Adjustment.
Upon termination of the rider, all amounts in the Stable Account will be transferred to the money market Subaccount available under Your Policy and no additional premium payments will be allowed into the Stable Account. Owners are permitted to provide instructions as to the allocation of the Stable Account proceeds contained in the money market Subaccount to one or more Subaccounts, but such instructions will not be effective prior to the Business Day after rider termination.
We guarantee that upon full surrender Your Cash Value attributable to the Fixed Account will not be less than the amount required by the applicable state nonforfeiture law at the time the Policy is issued.
Select and Flexible Investment Options. As described above, if You elect this rider, You must allocate a certain percentage of Your premium payments and Policy Value to the available flexible Investment Options and select Investment Options. A complete listing of Investment Options designated as flexible Investment Options and select Investment Options appears in the “Appendix – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options”. You will be notified if there are changes made to the Investment Options within the designated group. Requiring that You allocate a certain percentage of Your premium payments and Policy Value to the designated Investment Options, some of which invest in underlying fund portfolios that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date Your rider fee is deducted. If the day rebalancing takes place is not a Business Day, the value of the Accumulation Units redeemed or purchased due to rebalancing will be determined as of the next Business Day. We will automatically transfer amounts among Subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instructions for new premium payments.
You will be notified in writing that the required rebalance has been set up, and what the calculated rebalance allocation percentages are, prior to the first quarter rebalancing. You may request changes to Your rebalancing allocation instructions before the prior instructions are implemented if we receive notice of Your request in good order prior to the close of the New York Stock Exchange on the day the rebalance is processed. Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instruction for new premium payments. You may request changes to Your rebalancing allocation instructions while this rider remains effective as long as they comply with the required allocations for rebalancing. Rebalancing will not cease upon the request of any transfer.
See Appendix – Guaranteed Lifetime Withdrawal Benefit -Transamerica Income EdgeSM 1.2 and Transamerica Principal OptimzerSM Riders - Rebalancing Examples which illustrates the initial calculation of rebalancing allocation percentage. On the rider date, Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instructions for new premium payments.
Please note:
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If You do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See Transamerica Income EdgeSM 1.2 Rider - Termination, below.)
●
We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect Policy Owners with an active rider.
●
If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible Investment Option. If this occurs, You will be required to reallocate values in the affected Investment Option to other flexible and select Investment Options in order to meet the allocation requirements. We will provide notice to You if a select or flexible Investment Option will be eliminated and reallocation is required. If You do not provide us with new instructions in the time specified in our notice, we will move Your money in the affected option to the money market Subaccount to the extent permitted by applicable law.
Transamerica Income EdgeSM 1.2 - Joint Life Option
If You elect the Transamerica Income EdgeSM 1.2 rider, then You can also elect to postpone termination of the rider until the later of the Annuitant’s or Annuitant’s spouse’s death (only if the Annuitant’s spouse is eligible to and elects to continue the Policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If You elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount may be lower than under the Single Life option. The withdrawal percentage that is used to determine Your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. This option may not be permitted in the case of certain non-natural Owners. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
Please note: If You elect this option:
●
The withdrawal percentage for each “age at the time of the first withdrawal” may be lower if You elect the joint life option.
●
The rider fee may be greater if this option is elected.
●
The Annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the Annuitant's spouse) must be either a joint Owner along with the Annuitant or the sole primary beneficiary (and there is no joint Owner). (Please see Spousal Continuation section for more detail regarding Annuitant's spouse).
●
A former spouse of the Annuitant cannot continue to keep the Policy in force if no longer married to the Annuitant at the time of the Annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
●
The Annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
●
The rider withdrawal percentage is based on the age of the younger of the Annuitant and Annuitant’s spouse.

●
The rider’s issue ages may vary if You elect this option.
Transamerica Income EdgeSM 1.2 Fees
The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a Subaccount on a day which is not a Business Day, the value of Accumulation Units redeemed will be determined as of the next Business Day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from the flexible Investment Options and the select Investment Options on a pro rata basis at the end of each rider quarter. After those Investment Options are depleted of value, the rider fee will be deducted from the Stable Account.
The rider fee percentage may change after the first rider anniversary due to an automatic step-up. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section below. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
For riders issued as part of the new Policy application process: In order for the rider fee percentage disclosed in the applicable Rate Sheet Prospectus supplement to apply, Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect.
For riders issued to existing Policy Owners: In order for the rider fee disclosed percentage in the application Rate Sheet Prospectus Supplement to apply, Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect. You should not elect this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at (800)525-6205 to receive a Rate Sheet Prospectus Supplement applicable to You.
On an annual basis, in general terms, the rider fee is the rider fee percentage multiplied by the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)
is the withdrawal base;
(B)
is the rider fee percentage; and
(C)
is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
A portion of the rider fee will also be assessed upon full surrender of the Policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the next rider quarter for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section below. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC). Please contact Your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, You will have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentages and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that You do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive Your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
●
Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of Your Policy Value, particularly in the event that Your Policy Value decreases significantly.

●
Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The rider fee adjustment is calculated by multiplying (A) by (B) by (C), where:
(A)
is the withdrawal base change (i.e. withdrawal base after the transaction minus the withdrawal base before the transaction);
(B)
is the rider fee percentage; and
(C)
is the number of days remaining in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(20/365)
= 125*(20/365)
= $6.85
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= $6.85 + $311.64
= $318.49
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming withdrawal base of $110,000 and a fee percentage of 1.25%.
= 110,000*0.0125*(91/365)
= 1,375*(91/365)
= $342.81
Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base. Assuming beginning values as in example 3, plus adjustment for gross withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% and a Policy Value of $93,500 prior to the transaction and change in withdrawal base as follows:
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
Fee adjustment as follows:
= $-5,625 * 0.0125 * (40/365)
= $-78.75 * (40/365)
= $-7.71
The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $342.81 - $7.71
= $335.10
The new withdrawal base = $110,000 - $5,625 = $104,375
Transamerica Income EdgeSM 1.2 - Issue Requirements
We will not issue the Transamerica Income EdgeSM 1.2 rider if:
●
the Annuitant is age 86 or older (lower if required by state law); or
●
in New York, the Annuitant is younger than the applicable minimum age; or
●
the Annuitant is not also an Owner (except in the case of non-natural Owners); or
●
there are more than two Owners.
Furthermore, if the joint life option is elected, we will not issue the Transamerica Income EdgeSM 1.2 Rider if:
●
the Annuitant’s spouse is 86 or older (lower if required by state law); or

●
in New York, the Annuitant’s spouse is younger than the applicable minimum age; or
●
the Annuitant’s spouse is not a joint Owner along with the Annuitant; or
●
the Annuitant’s spouse is not the sole primary beneficiary (and there is no joint Owner).
●
The use of joint life option may not be permitted in the case of certain non-natural Owners.
Termination
The Transamerica Income EdgeSM 1.2 rider will terminate upon the earliest of the following:
●
the date the Policy to which this rider is attached terminates;
●
the date of a change in ownership or assignment which violates the Owner and Annuitant relationship requirements as contained in the rider;
●
prior to Your Policy Value reaching zero, the date on which we receive in good order, required information to process a death claim for the Annuitant (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death);
●
on or after Your Policy Value equals zero, upon Annuitant’s death (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death);
●
Annuitization (however, if You have reached Your maximum Annuity Commencement Date You may choose an Annuitization option which guarantees You lifetime payments in an amount equal to Your rider withdrawal amount); or
●
the date we receive Written Notice from You requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
●
the date an excess withdrawal reduces Your Policy Value to zero; or
●
the date we receive Written Notice from You requesting termination of the rider if such notice is received before midnight of the 30th calendar day after You receive the rider.
Please note: This rider terminates upon Annuitization and there is a maximum Annuity Commencement Date at which time Your Policy will be Annuitized according to its terms. However, if You have reached Your maximum Annuity Commencement Date, we will allow You to Annuitize Your Policy and elect to receive lifetime annuity payments which are at least equal to Your rider withdrawal amount. Please contact us for more information concerning Your options.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
“Base Policy” Death Benefit
Pays base death benefit
generally equal to the greatest of
Policy Value, Cash Value plus
positive Excess Interest
Adjustment and Fixed Account
portion of minimum required
Cash Value plus the Separate
Account portion of the Policy
Value.
		Standard	No Charge
●Available only at purchase.
●Cannot change death benefit
once elected.
●Death benefit terminates
without value upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Pays minimum death benefit equal to total premium payments (minus adjusted withdrawals as of the date of death, and minus withdrawals from the date of death to the date the death benefit is paid).	Optional	0.10% annually of average Separate Account Value
●Available only at purchase.
●Cannot change death benefit
once elected.
●Not available if You or
Annuitant is 86 or older on
Policy Date.
●Must allocate 100% of Policy
Value to designated
Investment Options.
●Withdrawals can significantly
reduce benefit value or
terminate benefit.
●Terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Annual Step-Up Death Benefit	Pays death benefit equal to highest Policy Value on Policy Date or on any Policy Anniversary prior to Annuitant’s 81st birthday (adjusted for premium payments and withdrawals).	Optional	0.40% annually of average Separate Account Value
●Available only at purchase.
●Cannot change death benefit
once elected.
●Not available if You or
Annuitant is 76 or older on
Policy Date.
●Must allocate 100% of Policy
Value to designated
Investment Options.
●Withdrawals can significantly
reduce benefit value or
terminate benefit.
●”Step-Up” ends on Policy
Anniversary prior to Your
81st birthday.
●Terminates upon
Annuitization
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Additional Death DistributionSM	Pays an additional death benefit amount based on any rider earnings, since the rider was issued.	Optional	0.25% annually of the Policy Value
●This rider is no longer
available.
●Was available for issue ages
through 75 and younger.
●Was not available to Inherited
IRAs.
●Was available only with
Return of Premium Death
Benefit or Annual Step-Up
Death Benefit and subject to
the same Investment
Restrictions.
●Additional benefit amount
varies by issue age.
●Terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Additional Death Distribution+SM	Pays an additional death benefit amount that varies depending on time elapsed since rider date.	Optional	0.55% annually of the Policy Value
●This rider is no longer
available.
●Was available only for issue
ages 69 and younger.
●Not available to Inherited
IRAs.
●Was available only with the
Return of Premium Death
Benefit or Annual Step-Up
Death Benefit, and subject to
the same Investment
Restrictions.
●Additional benefit amount
during first five years after
rider date equal to sum of all
rider fees paid since rider
date, after five years, benefit
equal to percentage of rider
benefit base.
●Terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Nursing Care and Terminal Condition Waiver	Waives Excess Interest Adjustments if You or Your spouse are confined to a nursing home or have terminal illness.	Standard	No charge	●Withdrawals are subject to a $1,000 minimum. ●Qualifying conditions related to nursing home stay and terminal illness. ●May not be available in all states.
Unemployment Waiver	Waives Excess Interest Adjustments if You or Your spouse become unemployed due to involuntary job termination or lay-off.	Standard	No charge
●Qualifying conditions related
to job termination and job
history.
●Must be unemployed for a
certain period of time prior to
taking withdrawal, be
receiving unemployment
benefits, and have $5,000
minimum in Cash Value.
●May not be available in all
states.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Program
Allows You to automatically
make transfers into one or more
Subaccounts in accordance with
Your allocation instructions in
order, on average, to buy more
Accumulation Units when
prices are low and fewer
Accumulation Units when
prices are high.
		Standard	No charge
●Traditional – A minimum of
$500 per transfer is required.
●Minimum and maximum
number of transfers.
●Special – Limited to six
month or twelve-month
transfer program and only
available for new premium
payments.
●May not be available in all
states.

Asset Rebalancing	Automatically rebalances the amounts in Your Subaccounts to maintain Your desired asset allocation percentages.	Standard	No charge	●Does not include any amounts allocated to the Fixed Account.
Systematic Payout Option	Provides monthly, quarterly, semi-annual or annual withdrawals.	Optional	No Charge
●Subject to $40 minimum
withdrawals.
●Systematic withdrawals in
excess of cumulative interest
credited from Guaranteed
Period Options may be
subject to Excess Interest
Adjustment.
●Systematic withdrawals can
significantly reduce benefit
value or terminate benefit.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Transamerica Principal OptimizerSM Rider	Provides both a Guaranteed Lifetime Withdrawal Benefit and a Guaranteed Minimum Accumulation Benefit.	Optional	2.50% annually of the Rider Fee Basis
●Cannot be added to a Policy
with another active
Guaranteed Minimum Living
Benefit Rider, or with
Inherited IRA policies.
●Please note: For policies
issued in the state of New
York, please see Appendix -
State Variations section for
rider availability.
●Available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
●Rider fees subject to increase
(or decrease) at the time of
any automatic step-up of the
withdrawal base. You can opt
out of any step-up (and fee
increase).
●Joint Life options are
available subject to certain
restrictions and differences
including our right to charge
a higher fee and provide lower
annual withdrawal amounts.
●Must allocate a certain
percentage of the Policy Value
to the Stable Account, the
select Investment Options
and the flexible Investment
Options.
●Guaranteed minimum
accumulation portion of
benefit applies only if rider is
held for the waiting period
You elect (7 or 10 years).
●Rider withdrawal amount
under guaranteed minimum
withdrawal equal to the
withdrawal base multiplied by
the withdrawal percentage.
●Excess withdrawals could
significantly reduce or
terminate benefit.
●Benefit terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
Policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Max® 1.2 Rider	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59.	Optional	2.50% annually of the Withdrawal Base
●This rider is no longer
available.
●Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit, or with Inherited
IRA policies.
●Rider fees subject to increase
(or decrease) at the time of
any automatic step-up of the
withdrawal base. You can opt
out of any step-up (and fee
increase).
●Was available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Rider fees subject to increase
(or decrease) at time of any
automatic step-up of
withdrawal base. You can opt
out of any step-up of
withdrawal base.
●Policy Value must be
allocated to designated
Investment Options.
●Excess withdrawals may
significantly reduce or
terminated the benefit.
●Terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
Policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Choice 1.7 Rider	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59. Also provides death protection and/or long-term care for an additional fee.	Optional
2.50% annually of
the Withdrawal Base
Death Benefit Rider
to base benefit:
0.55% annually
(Single Life) or
0.50% annually
(Joint Life), of
Withdrawal Base.
Income
Enhancement
Option: 0.45%
annually (Single Life)
or 0.65% annually
(Joint Life) of
Withdrawal Base.
If qualifications are
met, the Income
Enhancement
Option increases the
income benefit
percentage by 50%

●This rider is no longer
available.
●Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit, or with Inherited
IRA policies.
●Was available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Rider fees subject to increase
(or decrease) at the time of
any automatic step-up of the
withdrawal base. You can opt
out of any step-up (and fee
increase).
●Policy Value must be
allocated to designated
Investment Options.
●Excess withdrawals could
significantly reduce or
terminate the benefits.
●The Income Enhancement
Option subject to qualifying
conditions, including
conditions related to the
hospital and/or nursing home
stay.
●If Policy Owner elects to pay
advisory fees from their
Policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Transamerica Income EdgeSM 1.2 Rider	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59.	Optional	2.50% annually of Withdrawal Base
●Cannot be added to a Policy
with another active
Guaranteed Minimum Living
Benefit Rider, or with
Inherited IRA policies.
●Available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Rider fees subject to increase
(or decrease) at the time of
any automatic step-up of the
withdrawal base. You can opt
out of any step-up (and fee
increase).
●Benefit is subject to
Investment Restrictions,
including a certain percentage
of Your Policy Value must be
allocated to the Stable
Account.
●Rider withdrawal amount
under guaranteed minimum
withdrawal equal to the
withdrawal base multiplied by
the withdrawal percentage.
●Excess withdrawals could
significantly reduce or
terminate the benefits.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.
●Benefit terminates upon
Annuitization.

Optional Benefit Expense, Footnotes [Text Block]	The current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up or optional reset. See Automatic Step-Up or Optional Reset discussion for each applicable optional benefit. Your rider fee percentage will not exceed the maximum fee percentage shown in this table. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX
investment options AVAILABLE UNDER THE POLICY
The following is a list of current Portfolio Companies available under the Policy, which are subject to change as discussed in this prospectus.  Depending on the optional benefits You choose, You may not be able to invest in certain Portfolio Companies.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact our Administrative Office.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at http://dfinview.com/Transamerica/TAHD/89355V451?site=VAVUL. You can also request this information at no cost by calling our Administrative Office at (800)525-6205.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
The availability of Investment Options may vary depending on the financial intermediary through which the Policy is sold. In some cases, an option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available, please contact Your financial intermediary or our Administrative Office. See Appendix - Financial Intermediary Variations.

					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To maximize total return consistent with the Adviser’s determination of reasonable risk.	AB Balanced Hedged Allocation Portfolio - Class B Advised by: AllianceBernstein L.P.	0.99%	0.20%	1.19%	17.36%	5.64%	6.74%
Long-term growth of capital.	AB Relative Value Portfolio - Class B Advised by: AllianceBernstein L.P.	0.86%	0.20%	1.06%	10.20%	11.15%	10.30%
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Insurance Series® - Asset Allocation Fund - Class 4 Advised by: Capital Research and Management Company	0.79%	0.20%	0.99%	26.41%	3.14%	6.73%
To provide growth of capital.	American Funds Insurance Series® - Growth Fund - Class 4 Advised by: Capital Research and Management Company	0.83%	0.13%	0.96%	16.90%	13.60%	12.08%
To achieve long-term growth of capital and income.	American Funds - Growth-Income Fund - Class 4 Advised by: Capital Research and Management Company	0.78%	0.13%	0.91%	20.16%	8.82%	7.32%
To provide long-term growth of capital.	American Funds Insurance Series® - EUPAC FundTM - Class 4(6) Advised by: Capital Research and Management Company	1.03%	0.13%	1.16%	15.59%	8.70%	9.50%
Long-term capital appreciation.	American Funds Insurance Series® - New World Fund® - Class 4 Advised by: Capital Research and Management Company	1.15%	0.15%	1.30%	8.32%	0.06%	1.43%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series® - The Bond Fund of America® - Class 4 Advised by: Capital Research and Management Company	0.88%	0.11%	0.99%	6.98%	-0.38%	2.11%

					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series® - The Bond Fund of America® - Class 4 Advised by: Capital Research and Management Company	0.88%	0.11%	0.99%	6.98%	-0.38%	2.11%
To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional VA Global Bond Portfolio - Institutional Advised by: Dimensional Fund Advisors LP; Sub-Advised by: Dimensional Fund Advisors Ltd.	0.21%	0.60%	0.81%	4.35%	1.38%	1.81%
Seeks income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.66%	0.30%	0.96%	14.96%	9.24%	10.84%
Seeks capital appreciation.	Fidelity® VIP Consumer Staples - Initial Advised by: Fidelity Management & Research Company LLC	0.61%	0.50%	1.11%	-2.98%	3.70%	5.87%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.79%	0.20%	0.99%	21.24%	15.08%	15.49%
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.85%	0.30%	1.15%	10.34%	23.86%	7.69%
Seeks capital appreciation.	Fidelity® VIP Health Care Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.84%	0.30%	1.14%	14.10%	3.92%	N/A-
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.80%	0.20%	1.00%	11.49%	9.83%	10.31%
Seeks capital appreciation.	Fidelity® VIP Technology Portfolio - Initial Advised by: Fidelity Management & Research Company LLC	0.56%	0.50%	1.06%	23.36%	16.83%	23.76%
Seeks capital appreciation.	Fidelity® VIP Utilities Portfolio - Initial Advised by: Fidelity Management & Research Company LLC	0.60%	0.50%	1.10%	14.11%	12.52%	12.51%
Seeks capital appreciation.	Fidelity® VIP Value Strategies Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.84%	0.20%	1.04%	7.70%	11.87%	10.54%
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IB(3) Advised by: Putnam Investment Management, LLC; Sub-Advised by: Franklin Advisers, Inc.	1.06%	0.15%	1.21%	34.68%	12.49%	8.86%
To seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	State Street Total Return V.I.S. Fund - Class 3 Advised by: State Street Investment Management(5)	0.95%	0.20%	1.15%	15.48%	6.85%	6.91%
To seek long-term capital appreciation and current income.	Transamerica 60/40 Allocation VP - Service Advised by: Aegon Asset Management UK plc ("AAM")	0.87%	-	0.87%	14.90%	7.88%	7.97%
To seek to provide high total return through a combination of current income and capital appreciation.	Transamerica Aegon Bond VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management, LLC	0.78%	-	0.78%	6.78%	-0.60%	1.82%
To seek to achieve maximum total return.	Transamerica Aegon Core Bond VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management, LLC	0.73%	-	0.73%	6.73%	-0.38%	1.84%
To seek a high level of current income by investing in high-yield debt securities.	Transamerica Aegon High Yield Bond VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management, LLC	0.89%	-	0.89%	8.27%	3.89%	5.64%
To seek total return gained from the combination of dividend yield, growth of dividends and capital appreciation.	Transamerica Aegon Sustainable Equity Income VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management UK plc	0.97%	-	0.97%	10.99%	8.11%	7.08%
To seek to provide as high a level of total return as is consistent with prudent investment strategies.	Transamerica Aegon U.S. Government Securities VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management, LLC	0.84%	-	0.84%	5.56%	-1.52%	0.94%
To seek total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	Transamerica American Funds Managed Risk VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Milliman Financial Risk Managment LLC	1.10%	-	1.10%	17.88%	14.42%	14.82%
To seek as high a level of current income as is consistent with preservation of capital and liquidity.	Transamerica BlackRock Government Money Market VP - Service(2) Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.54%	-	0.54%	3.81%	2.91%	1.72%
To seek current income and preservation of capital.	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.93%	-	0.93%	8.65%	2.65%	4.17%
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To seek capital appreciation with current income as a secondary objective.	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.94%	-	0.94%	10.64%	5.18%	4.94%
To seek capital appreciation and current income.	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.90%	-	0.90%	9.50%	3.98%	4.66%
To seek capital appreciation and income.	Transamerica BlackRock iShares Dynamic Allocation - Balanced - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.91%	-	0.91%	9.42%	4.24%	4.19%
To seek capital appreciation and income.	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.90%	-	0.90%	10.35%	6.72%	5.38%
To seek long-term capital appreciation.	Transamerica BlackRock iShares Edge 100 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.80%	-	0.80%	18.54%	9.24%	10.39%
To seek long-term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 40 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.71%	-	0.71%	11.42%	3.21%	4.65%
To seek long-term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 50 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.69%	-	0.69%	12.35%	4.14%	5.95%
To seek long-term capital appreciation with capital preservation as a secondary objective.	Transamerica BlackRock iShares Edge 75 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.75%	-	0.75%	15.47%	6.70%	8.14%
To seek a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Balanced VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.92%	-	0.92%	13.00%	3.04%	5.22%
To seek a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Conservative VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.94%	-	0.94%	10.65%	1.67%	4.43%
To seek a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.95%	-	0.95%	15.58%	5.65%	6.85%
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To seek to maximize total return.	Transamerica BlackRock Real Estate Securities VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	1.11%	-	1.11%	9.32%	2.41%	3.41%
To seek capital appreciation with current income as a secondary objective.	Transamerica BlackRock Tactical Allocation VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.97%	-	0.97%	11.72%	5.42%	6.81%
Seeks long-term capital appreciation with current income as a secondary objective	Transamerica Goldman Sachs 70/30 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Goldman Sachs Asset Management, L.P.	1.36%	-	1.36%	17.77%	7.56%	11.21%
To seek to balance capital appreciation and income.	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.63%	-	0.63%	10.77%	5.10%	5.67%
To seek current income and preservation of capital.	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.66%	-	0.66%	10.07%	3.31%	4.43%
To seek capital appreciation as a primary objective and income as a secondary objective.	Transamerica Goldman Sachs Managed Risk - Growth ETF VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.66%	-	0.66%	12.27%	7.84%	7.65%
To seek long-term capital appreciation.	Transamerica Great Lakes Advisors Large Cap Value VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Great Lakes Advisors, LLC	0.94%	-	0.94%	23.65%	14.52%	9.31%
To seek long-term capital appreciation.	Transamerica International Focus VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Sands Capital Management, LLC	1.08%	-	1.08%	6.24%	0.74%	5.19%
To seek long-term capital growth, consistent with preservation of capital and balanced by current income.	Transamerica Janus Balanced VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Janus Henderson Investors US LLC	0.99%	-	0.99%	13.46%	7.57%	9.31%
To seek long-term capital appreciation.	Transamerica Janus Mid-Cap Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Janus Henderson Investors US LLC	1.09%	-	1.09%	7.85%	6.91%	10.87%
To seek current income and preservation of capital.	Transamerica JPMorgan Asset Allocation - Conservative VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	0.96%	-	0.96%	10.36%	2.09%	4.64%
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To seek capital appreciation with current income as a secondary objective.	Transamerica JPMorgan Asset Allocation - Moderate Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	1.02%	-	1.02%	12.84%	5.57%	7.80%
To seek capital appreciation and current income.	Transamerica JPMorgan Asset Allocation - Moderate VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	0.97%	-	0.97%	11.54%	3.59%	6.05%
To seek long-term capital appreciation.	Transamerica JPMorgan Diversified Equity Allocation VP - Service(4) Advised by: Transamerica JPMorgan Diversified Equity Allocation VP; Sub-Advised by: J.P. Morgan Investment Management, Inc.	1.05%	-	1.05%	19.06%	8.87%	10.90%
To seek to earn a total return modestly in excess of the total return performance of the S&P 500® Index while maintaining a volatility of return similar to the S&P 500® Index.	Transamerica JPMorgan Enhanced Index VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	0.86%	-	0.86%	15.90%	14.10%	14.32%
To seek capital appreciation with current income as a secondary objective.	Transamerica JPMorgan International Moderate Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	1.12%	-	1.12%	17.67%	3.25%	5.51%
To seek current income and preservation of capital.	Transamerica JPMorgan Tactical Allocation VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	1.05%	-	1.05%	8.83%	1.80%	4.15%
To seek high total return through the combination of income and capital appreciation.	Transamerica Madison Diversified Income VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Madison Asset Management, LLC	1.09%	-	1.09%	7.22%	2.20%	4.86%
To seek capital appreciation.	Transamerica Market Participation Strategy VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: PGIM Quantitative Solutions LLC	0.98%	-	0.98%	10.02%	6.46%	8.15%
Seeks to provide capital appreciation and income while seeking to manage volatility.	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Milliman Financial Risk Managment LLC	1.24%	-	1.24%	14.21%	3.27%	4.10%
To seek high total return.	Transamerica Morgan Stanley Global Allocation VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Morgan Stanley Investment Management Inc.	1.03%	-	1.03%	17.51%	4.90%	6.86%
Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.	Transamerica MSCI EAFE Index VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: SSGA Funds Management, Inc.	0.62%	0.15%	0.77%	30.93%	8.53%	7.55%
To seek to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments.	Transamerica Multi-Managed Balanced VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Mangement, Inc.	0.89%	-	0.89%	12.73%	8.34%	9.46%
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To seek maximum real return, consistent with appreciation of capital.	Transamerica PineBridge Inflation Opportunities VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: PineBridge Investments LLC	0.81%	-	0.81%	5.35%	0.99%	2.68%
To seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.	Transamerica S&P 500 Index VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: SSGA Funds Management, Inc.	0.38%	0.15%	0.53%	17.37%	13.95%	14.32%
To seek to maximize total return.	Transamerica Small/Mid Cap Value VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Systematic Financial Management, L.P.	1.06%	-	1.06%	9.51%	9.29%	9.53%
To seek long-term growth of capital by investing primarily in common stocks of small growth companies.	Transamerica T. Rowe Price Small Cap VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: T. Rowe Price Associates, Inc.	1.08%	-	1.08%	9.93%	5.17%	10.18%
To seek maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.	Transamerica TSW International Equity VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Thompson, Siegel & Walmsley LLC	1.11%	-	1.11%	31.42%	8.58%	7.27%
To seek to provide investors with long-term capital growth.	Transamerica TSW Mid Cap Value Opportunities VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Thompson, Siegel & Walmsley LLC	1.01%	-	1.01%	9.36%	9.05%	8.36%
Seeks to maximize long-term growth	Transamerica WMC US Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Wellington Management Company LLP	0.89%	-	0.89%	17.47%	12.05%	16.13%
To provide long-term capital appreciation and reasonable current income.	Vanguard® VIF Balanced Portfolio Advised by: Wellington Management Company LLP	0.20%	0.60%	0.80%	16.46%	9.29%	10.03%
To provide current income and low to moderate capital appreciation.	Vanguard® VIF Conservative Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.12%	0.60%	0.72%	12.73%	4.22%	6.14%
To provide long-term capital appreciation.	Vanguard® VIF International Portfolio Advised by: Baillie Gifford Overseas Ltd.; Sub-Advised by: Schroder Investment Management North America Inc.	0.32%	0.60%	0.92%	19.97%	0.62%	10.48%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio Advised by: The Vanguard Group, Inc.	0.17%	0.60%	0.77%	11.54%	8.46%	10.77%
To provide current income and low to moderate capital appreciation.	Vanguard® VIF Moderate Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.12%	0.60%	0.72%	16.19%	6.51%	8.14%
To provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index of publicly traded equity REITs and other real estate-related investments.	Vanguard® VIF Real Estate Index Portfolio Advised by: The Vanguard Group, Inc.	0.26%	0.60%	0.86%	3.11%	4.51%	5.08%
To provide current income while maintaining limited price volatility.	Vanguard® VIF Short-Term Investment-Grade Portfolio Advised by: The Vanguard Group, Inc.	0.14%	0.60%	0.74%	6.85%	2.23%	2.81%
To track the performance of a broad, market-weighted bond index.	Vanguard® VIF Total Bond Market Index Portfolio Advised by: The Vanguard Group, Inc.	0.14%	0.60%	0.74%	6.94%	-0.51%	1.90%
(1) Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with Your registered representative to decide which Subaccount(s) may be appropriate for You based on a thorough analysis of Your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2) There can be no assurance that any money market portfolio offered under this Policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of Policy charges, the yield on the money market Subaccount may become extremely low and possibly negative.
(3) Effective on November 3, 2025, the Putnam VT International Value Fund Subaccount was made available as a new subaccount under the Contract.
(4) Effective on or about November 1, 2025, Transamerica JPMorgan Asset Allocation - Growth VP was renamed Transamerica JPMorgan Diversified Equity Allocation VP
(5) Effective June 30, 2025, the investment advisor for State Street Total Return V.I.S. Fund was renamed from State Street Global Advisors (SSGA) to State Street Investment Management (SSIM)
(6) Effective May 1, 2026, American Funds Insurance Series® - International Fund was renamed American Funds Insurance Series® - EUPAC FundTM.

NOTE: All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisors unless otherwise indicated.
There are no Portfolios that have been closed to new investments or new investors.
Fixed Options
The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so.
Depending on the optional benefits you choose, you may not be able to invest in certain Investment Options, as noted below.
Note: If amounts are withdrawn from a Fixed Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract value.
Fixed Account Guaranteed Minimum Interest Rate
Name	Term	Minimum Guaranteed Interest Rate(3)
Traditional DCA[1,2]	6 months minimum or 24 months maximum	0.25%
1 Year Guaranteed Period Option[1]	1 year	0.25%
3 Year Guaranteed Period Option[1]	3 years	0.25%
5 Year Guaranteed Period Option[1]	5 years	0.25%
7 Year Guaranteed Period Option[1]	7 years	0.25%
Stable Account (Transamerica Income EdgeSM 1.2 Rider only)	Life of the Rider	0.25%
Stable Account (Transamerica Principal OptimizerSM Rider only)	Life of the Rider	0.25%
(1) We are currently not offering the fixed account in New York with the exception of the Stable Accounts for Transamerica Income EdgeSM 1.2 and Transamerica Principal OptimizerSM riders if you have elected those riders.
(2) You will have the option of selecting a monthly term or a quarterly term. If quarterly, it would be a minimum of 4 quarters or a maximum of 8 quarters.
(3) The minimum guaranteed interest rate in New York is equal to the non-forfeiture rate in effect at the time of policy issue.
Regarding any state variations on the fixed accounts listed above please see Appendix – State Variations.
The availability of the Fixed Account Option may vary depending on the financial intermediary through which the Policy is sold. See Appendix - Financial Intermediary Variations.
APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits except for the Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders.  See Appendix - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® 1.2 Rider	Retirement Income Choice® 1.7 Rider	Retirement Income Choice® 1.7 Rider
Subaccounts				Prior to 9/1/2020 Group A, B or C	9/1/2020 and After Group A, B or C
AB Balanced Hedged Allocation Portfolio - Class B	√	√		A	B
AB Relative Value Portfolio - Class B	√	√		A	A
American Funds Insurance Series® - Asset Allocation FundSM Class 4	√	√		A	B
American Funds Insurance Series® - The Bond Fund of AmericaSM - Class 4	√	√	√	A	C
American Funds Insurance Series® - Growth FundSM - Class 4	√	√		A	A
American Funds Insurance Series® - Growth-Income FundSM - Class 4	√	√		A	A
American Funds Insurance Series® - EUPAC FundTM - Class 4	√	√		A	A
American Funds Insurance Series® - New World Fund® - Class 4	√	√		A	A
Dimensional VA Global Bond Portfolio - Institutional Class	√	√	√	A	C
Fidelity® VIP Balanced Portfolio - Service Class 2	√	√		A	B
Fidelity® VIP Consumer Staples - Initial Class	√	√		A	A
Fidelity® VIP Contrafund® Portfolio - Service Class 2	√	√		A	A
Fidelity® VIP Energy Portfolio - Service Class 2	√	√		A	A
Fidelity® VIP Health Care Portfolio - Service Class 2	√	√		A	A
Fidelity® VIP Mid Cap Portfolio - Service Class 2	√	√		A	A
Fidelity® VIP Technology Portfolio - Initial Class	√	√		A	A
Fidelity® VIP Utilities Portfolio - Initial Class	√	√		A	A
Fidelity® VIP Value Strategies Portfolio - Service Class 2	√	√		A	A
Putnam VT International Value Fund - Class IB	√	√			A
State Street Total Return V.I.S. Fund - Class 3	√	√		A	B
TA 60/40 Allocation - Service Class	√	√		A	B
TA Aegon Bond - Service Class	√	√	√	A	C
TA Aegon Core Bond - Service Class	√	√	√	A	C
TA Aegon High Yield Bond - Service Class	√	√		A	B
TA Aegon Sustainable Equity Income - Service Class	√	√		A	A
TA Aegon U.S. Government Securities - Service Class	√	√	√	A	C
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√		A	B
TA BlackRock Real Estate Securities - Service Class	√	√		A	A
TA BlackRock Government Money Market - Service Class	√	√	√	A	C
TA BlackRock iShares Active Asset Allocation - Conservative - Service Class(1)	√	√	√	A	B
TA BlackRock iShares Active Asset Allocation - Moderate - Service Class(1)	√	√	√	A	B
TA BlackRock iShares Active Asset Allocation - Moderate Growth - Service Class(1)	√	√		A	B
TA BlackRock iShares Dynamic Allocation - Balanced - Service Class(1)	√	√	√	A	B
TA BlackRock iShares Dynamic Allocation - Moderate Growth - Service Class(1)	√	√		A	B

Designated Investment Options — (Continued)

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® 1.2 Rider	Retirement Income Choice® 1.7 Rider	Retirement Income Choice® 1.7 Rider
Subaccounts				Prior to 9/1/2020 Group A, B or C	9/1/2020 and After Group A, B or C
TA BlackRock iShares Edge 40- Service Class	√	√	√	A	B
TA BlackRock iShares Edge 50 - Service Class	√	√	√	A	B
TA BlackRock iShares Edge 75 - Service Class	√	√		A	B
TA BlackRock iShares Edge 100 - Service Class	√	√		A	A
TA BlackRock iShares Tactical - Balanced - Service Class	√	√		A	B
TA BlackRock iShares Tactical - Conservative - Service Class	√	√		A	B
TA BlackRock iShares Tactical - Growth - Service Class	√	√		A	B
TA BlackRock Tactical Allocation - Service Class(1)	√	√		A	B
TA Goldman Sachs 70/30 - Service Class	√	√		A	B
TA Goldman Sachs Managed Risk - Balanced ETF - Service Class(1)	√	√	√	A	B
TA Goldman Sachs Managed Risk - Conservative ETF - Service Class(1)	√	√	√	A	B
TA Goldman Sachs Managed Risk - Growth ETF - Service Class(1)	√	√		A	B
TA Great Lakes Advisors Large Cap Value - Service Class	√	√		A	A
TA International Focus - Service Class	√	√		A	A
TA Janus Balanced - Service Class	√	√		A	B
TA Janus Mid-Cap Growth - Service Class	√	√		A	A
TA JPMorgan Asset Allocation - Conservative - Service Class(1)	√	√	√	A	B
TA JPMorgan Asset Allocation - Moderate - Service Class(1)	√	√	√	A	B
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)	√	√		A	B
TA JPMorgan Diversified Equity Allocation VP - Service Class	√	√		A	A
TA JPMorgan Enhanced Index - Service Class	√	√		A	A
TA JPMorgan International Moderate Growth - Service Class(1)	√	√		A	B
TA JPMorgan Tactical Allocation - Service Class	√	√	√	A	B
TA Madison Diversified Income - Service Class	√	√	√	A	B
TA Market Participation Strategy - Service Class	√	√		A	B
TA Morgan Stanley Global Allocation - Service Class	√	√		A	B
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)	√	√		A	B
TA MSCI EAFE Index - Service Class	√	√		A	A
TA Multi-Managed Balanced - Service Class	√	√		A	B
TA PineBridge Inflation Opportunities - Service Class	√	√	√	A	C
TA S&P 500 Index - Service Class	√	√		A	A
TA Small Mid Cap Value - Service Class	√	√		A	A
TA T. Rowe Price Small Cap - Service Class	√	√		A	A
TA TSW International Equity - Service Class	√	√		A	A
TA TSW Mid Cap Value Opportunities - Service Class	√	√		A	A
TA WMC US Growth - Service Class	√	√		A	A
Vanguard® VIF Balanced Portfolio	√	√		A	B
Vanguard® VIF Conservative Allocation Portfolio	√	√	√	A	B

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® 1.2 Rider	Retirement Income Choice® 1.7 Rider	Retirement Income Choice® 1.7 Rider
Subaccounts				Prior to 9/1/2020 Group A, B or C	9/1/2020 and After Group A, B or C
Vanguard® VIF International Portfolio	√	√		A	A
Vanguard® VIF Mid-Cap Index Portfolio	√	√		A	A
Vanguard® VIF Moderate Allocation Portfolio	√	√		A	B
Vanguard® VIF Real Estate Index Portfolio	√	√		A	A
Vanguard® VIF Short-Term Investment-Grade Portfolio	√	√		A	C
Vanguard® VIF Total Bond Market Index Portfolio	√	√		A	C
Fixed Account	√	√	√	A	C
(1)
This Subaccount invests in an underlying fund portfolio that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See Investment Restrictions earlier in the prospectus for information on how volatility management strategies may impact Your Policy Value in certain optional riders.
Certain designated Investment Options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated Investment Option at any time. In some cases, a designated Investment Option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated Investment Option, please contact Your financial intermediary or our Administrative Office.

APPENDIX
Transamerica Principal OptimizerSM AND Transamerica Income EdgeSM 1.2 Investment Options
The table below identifies the Select Investment Options and Flexible Investment Options available for use with the Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders.

	Select Investment Options	Flexible Investment Options
Subaccounts
AB Balanced Hedged Allocation Portfolio - Class B		√
AB Relative Value Portfolio - Class B		√
American Funds Insurance Series® - Asset Allocation FundSM Class 4		√
American Funds Insurance Series® - The Bond Fund of AmericaSM - Class 4	√
American Funds Insurance Series® - Growth FundSM - Class 4		√
American Funds Insurance Series® - Growth-Income FundSM - Class 4		√
American Funds Insurance Series® - EUPAC FundTM - Class 4		√
American Funds Insurance Series® - New World Fund® - Class 4		√
Dimensional VA Global Bond Portfolio - Institutional Class	√
Fidelity® VIP Balanced Portfolio - Service Class 2		√
Fidelity® VIP Consumer Staples - Initial Class		√
Fidelity® VIP Contrafund® Portfolio - Service Class 2		√
Fidelity® VIP Energy Portfolio - Service Class 2		√
Fidelity® VIP Health Care Portfolio - Service Class 2		√
Fidelity® VIP Mid Cap Portfolio - Service Class 2		√
Fidelity® VIP Technology Portfolio - Initial Class		√
Fidelity® VIP Utilities Portfolio - Initial Class		√
Fidelity® VIP Value Strategies Portfolio - Service Class 2		√
Putnam VT International Value Fund - Class IB		√
State Street Total Return V.I.S. Fund - Class 3		√
TA 60/40 Allocation - Service Class		√
TA Aegon Bond - Service Class	√
TA Aegon Core Bond - Service Class	√
TA Aegon High Yield Bond - Service Class		√
TA Aegon Sustainable Equity Income - Service Class		√
TA Aegon U.S. Government Securities - Service Class	√
TA American Funds Managed Risk - Balanced - Service Class(1)		√
TA BlackRock Real Estate Securities - Service Class		√
TA BlackRock Government Money Market - Service Class	√
TA BlackRock iShares Active Asset Allocation - Conservative - Service Class(1)		√
TA BlackRock iShares Active Asset Allocation - Moderate - Service Class(1)		√
TA BlackRock iShares Active Asset Allocation - Moderate Growth - Service Class(1)		√
TA BlackRock iShares Dynamic Allocation - Balanced - Service Class(1)		√
TA BlackRock iShares Dynamic Allocation - Moderate Growth - Service Class(1)		√
TA BlackRock iShares Edge 40- Service Class		√
TA BlackRock iShares Edge 50 - Service Class		√

Transamerica Principal OptimizerSM AND Transamerica Income EdgeSM 1.2 Investment Options — (Continued)

	Select Investment Options	Flexible Investment Options
Subaccounts
TA BlackRock iShares Edge 75 - Service Class		√
TA BlackRock iShares Edge 100 - Service Class		√
TA BlackRock iShares Tactical - Balanced - Service Class		√
TA BlackRock iShares Tactical - Conservative - Service Class		√
TA BlackRock iShares Tactical - Growth - Service Class		√
TA BlackRock Tactical Allocation - Service Class(1)		√
TA Goldman Sachs 70/30 - Service Class		√
TA Goldman Sachs Managed Risk - Balanced ETF - Service Class(1)		√
TA Goldman Sachs Managed Risk - Conservative ETF - Service Class(1)		√
TA Goldman Sachs Managed Risk - Growth ETF - Service Class(1)		√
TA Great Lakes Advisors Large Cap Value - Service Class		√
TA International Focus - Service Class		√
TA Janus Balanced - Service Class		√
TA Janus Mid-Cap Growth - Service Class		√
TA JPMorgan Asset Allocation - Conservative - Service Class(1)		√
TA JPMorgan Asset Allocation - Moderate - Service Class(1)		√
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)		√
TA JPMorgan Diversified EquityAllocation VP - Service Class		√
TA JPMorgan Enhanced Index - Service Class		√
TA JPMorgan International Moderate Growth - Service Class(1)		√
TA JPMorgan Tactical Allocation - Service Class		√
TA Madison Diversified Income - Service Class		√
TA Market Participation Strategy - Service Class(1)		√
TA Morgan Stanley Global Allocation - Service Class		√
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)		√
TA MSCI EAFE Index - Service Class		√
TA Multi-Managed Balanced - Service Class		√
TA PineBridge Inflation Opportunities - Service Class	√
TA S&P 500 Index - Service Class		√
TA Small Mid Cap Value - Service Class		√
TA T. Rowe Price Small Cap - Service Class		√
TA TSW International Equity - Service Class		√
TA TSW Mid Cap Value Opportunities - Service Class		√
TA WMC US Growth - Service Class		√
Vanguard® VIF Balanced Portfolio		√
Vanguard® VIF Conservative Allocation Portfolio		√
Vanguard® VIF International Portfolio		√
Vanguard® VIF Mid-Cap Index Portfolio		√
Vanguard® VIF Moderate Allocation Portfolio		√
Vanguard® VIF Real Estate Index Portfolio		√

Transamerica Principal OptimizerSM AND Transamerica Income EdgeSM 1.2 Investment Options — (Continued)
	Select Investment Options	Flexible Investment Options
Subaccounts
Vanguard® VIF Short-Term Investment-Grade Portfolio	√
Vanguard® VIF Total Bond Market Index Portfolio	√
(1)
This Subaccount invests in an underlying fund portfolio that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See Investment Restrictions earlier in the prospectus for information on how volatility management strategies may impact Your Policy Value in certain optional riders.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of current Portfolio Companies available under the Policy, which are subject to change as discussed in this prospectus.  Depending on the optional benefits You choose, You may not be able to invest in certain Portfolio Companies.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact our Administrative Office.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at http://dfinview.com/Transamerica/TAHD/89355V451?site=VAVUL. You can also request this information at no cost by calling our Administrative Office at (800)525-6205.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
The availability of Investment Options may vary depending on the financial intermediary through which the Policy is sold. In some cases, an option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available, please contact Your financial intermediary or our Administrative Office. See Appendix - Financial Intermediary Variations.

Portfolio Companies [Table Text Block]

					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To maximize total return consistent with the Adviser’s determination of reasonable risk.	AB Balanced Hedged Allocation Portfolio - Class B Advised by: AllianceBernstein L.P.	0.99%	0.20%	1.19%	17.36%	5.64%	6.74%
Long-term growth of capital.	AB Relative Value Portfolio - Class B Advised by: AllianceBernstein L.P.	0.86%	0.20%	1.06%	10.20%	11.15%	10.30%
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Insurance Series® - Asset Allocation Fund - Class 4 Advised by: Capital Research and Management Company	0.79%	0.20%	0.99%	26.41%	3.14%	6.73%
To provide growth of capital.	American Funds Insurance Series® - Growth Fund - Class 4 Advised by: Capital Research and Management Company	0.83%	0.13%	0.96%	16.90%	13.60%	12.08%
To achieve long-term growth of capital and income.	American Funds - Growth-Income Fund - Class 4 Advised by: Capital Research and Management Company	0.78%	0.13%	0.91%	20.16%	8.82%	7.32%
To provide long-term growth of capital.	American Funds Insurance Series® - EUPAC FundTM - Class 4(6) Advised by: Capital Research and Management Company	1.03%	0.13%	1.16%	15.59%	8.70%	9.50%
Long-term capital appreciation.	American Funds Insurance Series® - New World Fund® - Class 4 Advised by: Capital Research and Management Company	1.15%	0.15%	1.30%	8.32%	0.06%	1.43%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series® - The Bond Fund of America® - Class 4 Advised by: Capital Research and Management Company	0.88%	0.11%	0.99%	6.98%	-0.38%	2.11%
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series® - The Bond Fund of America® - Class 4 Advised by: Capital Research and Management Company	0.88%	0.11%	0.99%	6.98%	-0.38%	2.11%
To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional VA Global Bond Portfolio - Institutional Advised by: Dimensional Fund Advisors LP; Sub-Advised by: Dimensional Fund Advisors Ltd.	0.21%	0.60%	0.81%	4.35%	1.38%	1.81%
Seeks income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.66%	0.30%	0.96%	14.96%	9.24%	10.84%
Seeks capital appreciation.	Fidelity® VIP Consumer Staples - Initial Advised by: Fidelity Management & Research Company LLC	0.61%	0.50%	1.11%	-2.98%	3.70%	5.87%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.79%	0.20%	0.99%	21.24%	15.08%	15.49%
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.85%	0.30%	1.15%	10.34%	23.86%	7.69%
Seeks capital appreciation.	Fidelity® VIP Health Care Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.84%	0.30%	1.14%	14.10%	3.92%	N/A-
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.80%	0.20%	1.00%	11.49%	9.83%	10.31%
Seeks capital appreciation.	Fidelity® VIP Technology Portfolio - Initial Advised by: Fidelity Management & Research Company LLC	0.56%	0.50%	1.06%	23.36%	16.83%	23.76%
Seeks capital appreciation.	Fidelity® VIP Utilities Portfolio - Initial Advised by: Fidelity Management & Research Company LLC	0.60%	0.50%	1.10%	14.11%	12.52%	12.51%
Seeks capital appreciation.	Fidelity® VIP Value Strategies Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.84%	0.20%	1.04%	7.70%	11.87%	10.54%
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IB(3) Advised by: Putnam Investment Management, LLC; Sub-Advised by: Franklin Advisers, Inc.	1.06%	0.15%	1.21%	34.68%	12.49%	8.86%
To seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	State Street Total Return V.I.S. Fund - Class 3 Advised by: State Street Investment Management(5)	0.95%	0.20%	1.15%	15.48%	6.85%	6.91%
To seek long-term capital appreciation and current income.	Transamerica 60/40 Allocation VP - Service Advised by: Aegon Asset Management UK plc ("AAM")	0.87%	-	0.87%	14.90%	7.88%	7.97%
To seek to provide high total return through a combination of current income and capital appreciation.	Transamerica Aegon Bond VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management, LLC	0.78%	-	0.78%	6.78%	-0.60%	1.82%
To seek to achieve maximum total return.	Transamerica Aegon Core Bond VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management, LLC	0.73%	-	0.73%	6.73%	-0.38%	1.84%
To seek a high level of current income by investing in high-yield debt securities.	Transamerica Aegon High Yield Bond VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management, LLC	0.89%	-	0.89%	8.27%	3.89%	5.64%
To seek total return gained from the combination of dividend yield, growth of dividends and capital appreciation.	Transamerica Aegon Sustainable Equity Income VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management UK plc	0.97%	-	0.97%	10.99%	8.11%	7.08%
To seek to provide as high a level of total return as is consistent with prudent investment strategies.	Transamerica Aegon U.S. Government Securities VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management, LLC	0.84%	-	0.84%	5.56%	-1.52%	0.94%
To seek total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	Transamerica American Funds Managed Risk VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Milliman Financial Risk Managment LLC	1.10%	-	1.10%	17.88%	14.42%	14.82%
To seek as high a level of current income as is consistent with preservation of capital and liquidity.	Transamerica BlackRock Government Money Market VP - Service(2) Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.54%	-	0.54%	3.81%	2.91%	1.72%
To seek current income and preservation of capital.	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.93%	-	0.93%	8.65%	2.65%	4.17%
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To seek capital appreciation with current income as a secondary objective.	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.94%	-	0.94%	10.64%	5.18%	4.94%
To seek capital appreciation and current income.	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.90%	-	0.90%	9.50%	3.98%	4.66%
To seek capital appreciation and income.	Transamerica BlackRock iShares Dynamic Allocation - Balanced - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.91%	-	0.91%	9.42%	4.24%	4.19%
To seek capital appreciation and income.	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.90%	-	0.90%	10.35%	6.72%	5.38%
To seek long-term capital appreciation.	Transamerica BlackRock iShares Edge 100 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.80%	-	0.80%	18.54%	9.24%	10.39%
To seek long-term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 40 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.71%	-	0.71%	11.42%	3.21%	4.65%
To seek long-term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 50 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.69%	-	0.69%	12.35%	4.14%	5.95%
To seek long-term capital appreciation with capital preservation as a secondary objective.	Transamerica BlackRock iShares Edge 75 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.75%	-	0.75%	15.47%	6.70%	8.14%
To seek a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Balanced VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.92%	-	0.92%	13.00%	3.04%	5.22%
To seek a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Conservative VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.94%	-	0.94%	10.65%	1.67%	4.43%
To seek a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.95%	-	0.95%	15.58%	5.65%	6.85%
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To seek to maximize total return.	Transamerica BlackRock Real Estate Securities VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	1.11%	-	1.11%	9.32%	2.41%	3.41%
To seek capital appreciation with current income as a secondary objective.	Transamerica BlackRock Tactical Allocation VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.97%	-	0.97%	11.72%	5.42%	6.81%
Seeks long-term capital appreciation with current income as a secondary objective	Transamerica Goldman Sachs 70/30 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Goldman Sachs Asset Management, L.P.	1.36%	-	1.36%	17.77%	7.56%	11.21%
To seek to balance capital appreciation and income.	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.63%	-	0.63%	10.77%	5.10%	5.67%
To seek current income and preservation of capital.	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.66%	-	0.66%	10.07%	3.31%	4.43%
To seek capital appreciation as a primary objective and income as a secondary objective.	Transamerica Goldman Sachs Managed Risk - Growth ETF VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.66%	-	0.66%	12.27%	7.84%	7.65%
To seek long-term capital appreciation.	Transamerica Great Lakes Advisors Large Cap Value VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Great Lakes Advisors, LLC	0.94%	-	0.94%	23.65%	14.52%	9.31%
To seek long-term capital appreciation.	Transamerica International Focus VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Sands Capital Management, LLC	1.08%	-	1.08%	6.24%	0.74%	5.19%
To seek long-term capital growth, consistent with preservation of capital and balanced by current income.	Transamerica Janus Balanced VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Janus Henderson Investors US LLC	0.99%	-	0.99%	13.46%	7.57%	9.31%
To seek long-term capital appreciation.	Transamerica Janus Mid-Cap Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Janus Henderson Investors US LLC	1.09%	-	1.09%	7.85%	6.91%	10.87%
To seek current income and preservation of capital.	Transamerica JPMorgan Asset Allocation - Conservative VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	0.96%	-	0.96%	10.36%	2.09%	4.64%
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To seek capital appreciation with current income as a secondary objective.	Transamerica JPMorgan Asset Allocation - Moderate Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	1.02%	-	1.02%	12.84%	5.57%	7.80%
To seek capital appreciation and current income.	Transamerica JPMorgan Asset Allocation - Moderate VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	0.97%	-	0.97%	11.54%	3.59%	6.05%
To seek long-term capital appreciation.	Transamerica JPMorgan Diversified Equity Allocation VP - Service(4) Advised by: Transamerica JPMorgan Diversified Equity Allocation VP; Sub-Advised by: J.P. Morgan Investment Management, Inc.	1.05%	-	1.05%	19.06%	8.87%	10.90%
To seek to earn a total return modestly in excess of the total return performance of the S&P 500® Index while maintaining a volatility of return similar to the S&P 500® Index.	Transamerica JPMorgan Enhanced Index VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	0.86%	-	0.86%	15.90%	14.10%	14.32%
To seek capital appreciation with current income as a secondary objective.	Transamerica JPMorgan International Moderate Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	1.12%	-	1.12%	17.67%	3.25%	5.51%
To seek current income and preservation of capital.	Transamerica JPMorgan Tactical Allocation VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	1.05%	-	1.05%	8.83%	1.80%	4.15%
To seek high total return through the combination of income and capital appreciation.	Transamerica Madison Diversified Income VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Madison Asset Management, LLC	1.09%	-	1.09%	7.22%	2.20%	4.86%
To seek capital appreciation.	Transamerica Market Participation Strategy VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: PGIM Quantitative Solutions LLC	0.98%	-	0.98%	10.02%	6.46%	8.15%
Seeks to provide capital appreciation and income while seeking to manage volatility.	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Milliman Financial Risk Managment LLC	1.24%	-	1.24%	14.21%	3.27%	4.10%
To seek high total return.	Transamerica Morgan Stanley Global Allocation VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Morgan Stanley Investment Management Inc.	1.03%	-	1.03%	17.51%	4.90%	6.86%
Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.	Transamerica MSCI EAFE Index VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: SSGA Funds Management, Inc.	0.62%	0.15%	0.77%	30.93%	8.53%	7.55%
To seek to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments.	Transamerica Multi-Managed Balanced VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Mangement, Inc.	0.89%	-	0.89%	12.73%	8.34%	9.46%
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To seek maximum real return, consistent with appreciation of capital.	Transamerica PineBridge Inflation Opportunities VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: PineBridge Investments LLC	0.81%	-	0.81%	5.35%	0.99%	2.68%
To seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.	Transamerica S&P 500 Index VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: SSGA Funds Management, Inc.	0.38%	0.15%	0.53%	17.37%	13.95%	14.32%
To seek to maximize total return.	Transamerica Small/Mid Cap Value VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Systematic Financial Management, L.P.	1.06%	-	1.06%	9.51%	9.29%	9.53%
To seek long-term growth of capital by investing primarily in common stocks of small growth companies.	Transamerica T. Rowe Price Small Cap VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: T. Rowe Price Associates, Inc.	1.08%	-	1.08%	9.93%	5.17%	10.18%
To seek maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.	Transamerica TSW International Equity VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Thompson, Siegel & Walmsley LLC	1.11%	-	1.11%	31.42%	8.58%	7.27%
To seek to provide investors with long-term capital growth.	Transamerica TSW Mid Cap Value Opportunities VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Thompson, Siegel & Walmsley LLC	1.01%	-	1.01%	9.36%	9.05%	8.36%
Seeks to maximize long-term growth	Transamerica WMC US Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Wellington Management Company LLP	0.89%	-	0.89%	17.47%	12.05%	16.13%
To provide long-term capital appreciation and reasonable current income.	Vanguard® VIF Balanced Portfolio Advised by: Wellington Management Company LLP	0.20%	0.60%	0.80%	16.46%	9.29%	10.03%
To provide current income and low to moderate capital appreciation.	Vanguard® VIF Conservative Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.12%	0.60%	0.72%	12.73%	4.22%	6.14%
To provide long-term capital appreciation.	Vanguard® VIF International Portfolio Advised by: Baillie Gifford Overseas Ltd.; Sub-Advised by: Schroder Investment Management North America Inc.	0.32%	0.60%	0.92%	19.97%	0.62%	10.48%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio Advised by: The Vanguard Group, Inc.	0.17%	0.60%	0.77%	11.54%	8.46%	10.77%
To provide current income and low to moderate capital appreciation.	Vanguard® VIF Moderate Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.12%	0.60%	0.72%	16.19%	6.51%	8.14%
To provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index of publicly traded equity REITs and other real estate-related investments.	Vanguard® VIF Real Estate Index Portfolio Advised by: The Vanguard Group, Inc.	0.26%	0.60%	0.86%	3.11%	4.51%	5.08%
To provide current income while maintaining limited price volatility.	Vanguard® VIF Short-Term Investment-Grade Portfolio Advised by: The Vanguard Group, Inc.	0.14%	0.60%	0.74%	6.85%	2.23%	2.81%
To track the performance of a broad, market-weighted bond index.	Vanguard® VIF Total Bond Market Index Portfolio Advised by: The Vanguard Group, Inc.	0.14%	0.60%	0.74%	6.94%	-0.51%	1.90%
(1) Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with Your registered representative to decide which Subaccount(s) may be appropriate for You based on a thorough analysis of Your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2) There can be no assurance that any money market portfolio offered under this Policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of Policy charges, the yield on the money market Subaccount may become extremely low and possibly negative.
(3) Effective on November 3, 2025, the Putnam VT International Value Fund Subaccount was made available as a new subaccount under the Contract.
(4) Effective on or about November 1, 2025, Transamerica JPMorgan Asset Allocation - Growth VP was renamed Transamerica JPMorgan Diversified Equity Allocation VP
(5) Effective June 30, 2025, the investment advisor for State Street Total Return V.I.S. Fund was renamed from State Street Global Advisors (SSGA) to State Street Investment Management (SSIM)
(6) Effective May 1, 2026, American Funds Insurance Series® - International Fund was renamed American Funds Insurance Series® - EUPAC FundTM.
NOTE: All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisors unless otherwise indicated.
There are no Portfolios that have been closed to new investments or new investors.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
Fixed Options
The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so.
Depending on the optional benefits you choose, you may not be able to invest in certain Investment Options, as noted below.
Note: If amounts are withdrawn from a Fixed Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract value.

Fixed Options Available [Table Text Block]
Fixed Account Guaranteed Minimum Interest Rate
Name	Term	Minimum Guaranteed Interest Rate(3)
Traditional DCA[1,2]	6 months minimum or 24 months maximum	0.25%
1 Year Guaranteed Period Option[1]	1 year	0.25%
3 Year Guaranteed Period Option[1]	3 years	0.25%
5 Year Guaranteed Period Option[1]	5 years	0.25%
7 Year Guaranteed Period Option[1]	7 years	0.25%
Stable Account (Transamerica Income EdgeSM 1.2 Rider only)	Life of the Rider	0.25%
Stable Account (Transamerica Principal OptimizerSM Rider only)	Life of the Rider	0.25%
(1) We are currently not offering the fixed account in New York with the exception of the Stable Accounts for Transamerica Income EdgeSM 1.2 and Transamerica Principal OptimizerSM riders if you have elected those riders.
(2) You will have the option of selecting a monthly term or a quarterly term. If quarterly, it would be a minimum of 4 quarters or a maximum of 8 quarters.
(3) The minimum guaranteed interest rate in New York is equal to the non-forfeiture rate in effect at the time of policy issue.

Fixed Option Available, Term	1 year
Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.

Investment Option Available Benefits [Table Text Block]
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits except for the Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders.  See Appendix - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® 1.2 Rider	Retirement Income Choice® 1.7 Rider	Retirement Income Choice® 1.7 Rider
Subaccounts				Prior to 9/1/2020 Group A, B or C	9/1/2020 and After Group A, B or C
AB Balanced Hedged Allocation Portfolio - Class B	√	√		A	B
AB Relative Value Portfolio - Class B	√	√		A	A
American Funds Insurance Series® - Asset Allocation FundSM Class 4	√	√		A	B
American Funds Insurance Series® - The Bond Fund of AmericaSM - Class 4	√	√	√	A	C
American Funds Insurance Series® - Growth FundSM - Class 4	√	√		A	A
American Funds Insurance Series® - Growth-Income FundSM - Class 4	√	√		A	A
American Funds Insurance Series® - EUPAC FundTM - Class 4	√	√		A	A
American Funds Insurance Series® - New World Fund® - Class 4	√	√		A	A
Dimensional VA Global Bond Portfolio - Institutional Class	√	√	√	A	C
Fidelity® VIP Balanced Portfolio - Service Class 2	√	√		A	B
Fidelity® VIP Consumer Staples - Initial Class	√	√		A	A
Fidelity® VIP Contrafund® Portfolio - Service Class 2	√	√		A	A
Fidelity® VIP Energy Portfolio - Service Class 2	√	√		A	A
Fidelity® VIP Health Care Portfolio - Service Class 2	√	√		A	A
Fidelity® VIP Mid Cap Portfolio - Service Class 2	√	√		A	A
Fidelity® VIP Technology Portfolio - Initial Class	√	√		A	A
Fidelity® VIP Utilities Portfolio - Initial Class	√	√		A	A
Fidelity® VIP Value Strategies Portfolio - Service Class 2	√	√		A	A
Putnam VT International Value Fund - Class IB	√	√			A
State Street Total Return V.I.S. Fund - Class 3	√	√		A	B
TA 60/40 Allocation - Service Class	√	√		A	B
TA Aegon Bond - Service Class	√	√	√	A	C
TA Aegon Core Bond - Service Class	√	√	√	A	C
TA Aegon High Yield Bond - Service Class	√	√		A	B
TA Aegon Sustainable Equity Income - Service Class	√	√		A	A
TA Aegon U.S. Government Securities - Service Class	√	√	√	A	C
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√		A	B
TA BlackRock Real Estate Securities - Service Class	√	√		A	A
TA BlackRock Government Money Market - Service Class	√	√	√	A	C
TA BlackRock iShares Active Asset Allocation - Conservative - Service Class(1)	√	√	√	A	B
TA BlackRock iShares Active Asset Allocation - Moderate - Service Class(1)	√	√	√	A	B
TA BlackRock iShares Active Asset Allocation - Moderate Growth - Service Class(1)	√	√		A	B
TA BlackRock iShares Dynamic Allocation - Balanced - Service Class(1)	√	√	√	A	B
TA BlackRock iShares Dynamic Allocation - Moderate Growth - Service Class(1)	√	√		A	B
Designated Investment Options — (Continued)

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® 1.2 Rider	Retirement Income Choice® 1.7 Rider	Retirement Income Choice® 1.7 Rider
Subaccounts				Prior to 9/1/2020 Group A, B or C	9/1/2020 and After Group A, B or C
TA BlackRock iShares Edge 40- Service Class	√	√	√	A	B
TA BlackRock iShares Edge 50 - Service Class	√	√	√	A	B
TA BlackRock iShares Edge 75 - Service Class	√	√		A	B
TA BlackRock iShares Edge 100 - Service Class	√	√		A	A
TA BlackRock iShares Tactical - Balanced - Service Class	√	√		A	B
TA BlackRock iShares Tactical - Conservative - Service Class	√	√		A	B
TA BlackRock iShares Tactical - Growth - Service Class	√	√		A	B
TA BlackRock Tactical Allocation - Service Class(1)	√	√		A	B
TA Goldman Sachs 70/30 - Service Class	√	√		A	B
TA Goldman Sachs Managed Risk - Balanced ETF - Service Class(1)	√	√	√	A	B
TA Goldman Sachs Managed Risk - Conservative ETF - Service Class(1)	√	√	√	A	B
TA Goldman Sachs Managed Risk - Growth ETF - Service Class(1)	√	√		A	B
TA Great Lakes Advisors Large Cap Value - Service Class	√	√		A	A
TA International Focus - Service Class	√	√		A	A
TA Janus Balanced - Service Class	√	√		A	B
TA Janus Mid-Cap Growth - Service Class	√	√		A	A
TA JPMorgan Asset Allocation - Conservative - Service Class(1)	√	√	√	A	B
TA JPMorgan Asset Allocation - Moderate - Service Class(1)	√	√	√	A	B
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)	√	√		A	B
TA JPMorgan Diversified Equity Allocation VP - Service Class	√	√		A	A
TA JPMorgan Enhanced Index - Service Class	√	√		A	A
TA JPMorgan International Moderate Growth - Service Class(1)	√	√		A	B
TA JPMorgan Tactical Allocation - Service Class	√	√	√	A	B
TA Madison Diversified Income - Service Class	√	√	√	A	B
TA Market Participation Strategy - Service Class	√	√		A	B
TA Morgan Stanley Global Allocation - Service Class	√	√		A	B
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)	√	√		A	B
TA MSCI EAFE Index - Service Class	√	√		A	A
TA Multi-Managed Balanced - Service Class	√	√		A	B
TA PineBridge Inflation Opportunities - Service Class	√	√	√	A	C
TA S&P 500 Index - Service Class	√	√		A	A
TA Small Mid Cap Value - Service Class	√	√		A	A
TA T. Rowe Price Small Cap - Service Class	√	√		A	A
TA TSW International Equity - Service Class	√	√		A	A
TA TSW Mid Cap Value Opportunities - Service Class	√	√		A	A
TA WMC US Growth - Service Class	√	√		A	A
Vanguard® VIF Balanced Portfolio	√	√		A	B
Vanguard® VIF Conservative Allocation Portfolio	√	√	√	A	B
Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® 1.2 Rider	Retirement Income Choice® 1.7 Rider	Retirement Income Choice® 1.7 Rider
Subaccounts				Prior to 9/1/2020 Group A, B or C	9/1/2020 and After Group A, B or C
Vanguard® VIF International Portfolio	√	√		A	A
Vanguard® VIF Mid-Cap Index Portfolio	√	√		A	A
Vanguard® VIF Moderate Allocation Portfolio	√	√		A	B
Vanguard® VIF Real Estate Index Portfolio	√	√		A	A
Vanguard® VIF Short-Term Investment-Grade Portfolio	√	√		A	C
Vanguard® VIF Total Bond Market Index Portfolio	√	√		A	C
Fixed Account	√	√	√	A	C
(1)
This Subaccount invests in an underlying fund portfolio that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See Investment Restrictions earlier in the prospectus for information on how volatility management strategies may impact Your Policy Value in certain optional riders.
Certain designated Investment Options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated Investment Option at any time. In some cases, a designated Investment Option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated Investment Option, please contact Your financial intermediary or our Administrative Office.
APPENDIX
Transamerica Principal OptimizerSM AND Transamerica Income EdgeSM 1.2 Investment Options
The table below identifies the Select Investment Options and Flexible Investment Options available for use with the Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders.

	Select Investment Options	Flexible Investment Options
Subaccounts
AB Balanced Hedged Allocation Portfolio - Class B		√
AB Relative Value Portfolio - Class B		√
American Funds Insurance Series® - Asset Allocation FundSM Class 4		√
American Funds Insurance Series® - The Bond Fund of AmericaSM - Class 4	√
American Funds Insurance Series® - Growth FundSM - Class 4		√
American Funds Insurance Series® - Growth-Income FundSM - Class 4		√
American Funds Insurance Series® - EUPAC FundTM - Class 4		√
American Funds Insurance Series® - New World Fund® - Class 4		√
Dimensional VA Global Bond Portfolio - Institutional Class	√
Fidelity® VIP Balanced Portfolio - Service Class 2		√
Fidelity® VIP Consumer Staples - Initial Class		√
Fidelity® VIP Contrafund® Portfolio - Service Class 2		√
Fidelity® VIP Energy Portfolio - Service Class 2		√
Fidelity® VIP Health Care Portfolio - Service Class 2		√
Fidelity® VIP Mid Cap Portfolio - Service Class 2		√
Fidelity® VIP Technology Portfolio - Initial Class		√
Fidelity® VIP Utilities Portfolio - Initial Class		√
Fidelity® VIP Value Strategies Portfolio - Service Class 2		√
Putnam VT International Value Fund - Class IB		√
State Street Total Return V.I.S. Fund - Class 3		√
TA 60/40 Allocation - Service Class		√
TA Aegon Bond - Service Class	√
TA Aegon Core Bond - Service Class	√
TA Aegon High Yield Bond - Service Class		√
TA Aegon Sustainable Equity Income - Service Class		√
TA Aegon U.S. Government Securities - Service Class	√
TA American Funds Managed Risk - Balanced - Service Class(1)		√
TA BlackRock Real Estate Securities - Service Class		√
TA BlackRock Government Money Market - Service Class	√
TA BlackRock iShares Active Asset Allocation - Conservative - Service Class(1)		√
TA BlackRock iShares Active Asset Allocation - Moderate - Service Class(1)		√
TA BlackRock iShares Active Asset Allocation - Moderate Growth - Service Class(1)		√
TA BlackRock iShares Dynamic Allocation - Balanced - Service Class(1)		√
TA BlackRock iShares Dynamic Allocation - Moderate Growth - Service Class(1)		√
TA BlackRock iShares Edge 40- Service Class		√
TA BlackRock iShares Edge 50 - Service Class		√
Transamerica Principal OptimizerSM AND Transamerica Income EdgeSM 1.2 Investment Options — (Continued)

	Select Investment Options	Flexible Investment Options
Subaccounts
TA BlackRock iShares Edge 75 - Service Class		√
TA BlackRock iShares Edge 100 - Service Class		√
TA BlackRock iShares Tactical - Balanced - Service Class		√
TA BlackRock iShares Tactical - Conservative - Service Class		√
TA BlackRock iShares Tactical - Growth - Service Class		√
TA BlackRock Tactical Allocation - Service Class(1)		√
TA Goldman Sachs 70/30 - Service Class		√
TA Goldman Sachs Managed Risk - Balanced ETF - Service Class(1)		√
TA Goldman Sachs Managed Risk - Conservative ETF - Service Class(1)		√
TA Goldman Sachs Managed Risk - Growth ETF - Service Class(1)		√
TA Great Lakes Advisors Large Cap Value - Service Class		√
TA International Focus - Service Class		√
TA Janus Balanced - Service Class		√
TA Janus Mid-Cap Growth - Service Class		√
TA JPMorgan Asset Allocation - Conservative - Service Class(1)		√
TA JPMorgan Asset Allocation - Moderate - Service Class(1)		√
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)		√
TA JPMorgan Diversified EquityAllocation VP - Service Class		√
TA JPMorgan Enhanced Index - Service Class		√
TA JPMorgan International Moderate Growth - Service Class(1)		√
TA JPMorgan Tactical Allocation - Service Class		√
TA Madison Diversified Income - Service Class		√
TA Market Participation Strategy - Service Class(1)		√
TA Morgan Stanley Global Allocation - Service Class		√
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)		√
TA MSCI EAFE Index - Service Class		√
TA Multi-Managed Balanced - Service Class		√
TA PineBridge Inflation Opportunities - Service Class	√
TA S&P 500 Index - Service Class		√
TA Small Mid Cap Value - Service Class		√
TA T. Rowe Price Small Cap - Service Class		√
TA TSW International Equity - Service Class		√
TA TSW Mid Cap Value Opportunities - Service Class		√
TA WMC US Growth - Service Class		√
Vanguard® VIF Balanced Portfolio		√
Vanguard® VIF Conservative Allocation Portfolio		√
Vanguard® VIF International Portfolio		√
Vanguard® VIF Mid-Cap Index Portfolio		√
Vanguard® VIF Moderate Allocation Portfolio		√
Vanguard® VIF Real Estate Index Portfolio		√
Transamerica Principal OptimizerSM AND Transamerica Income EdgeSM 1.2 Investment Options — (Continued)
	Select Investment Options	Flexible Investment Options
Subaccounts
Vanguard® VIF Short-Term Investment-Grade Portfolio	√
Vanguard® VIF Total Bond Market Index Portfolio	√
(1)
This Subaccount invests in an underlying fund portfolio that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See Investment Restrictions earlier in the prospectus for information on how volatility management strategies may impact Your Policy Value in certain optional riders.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.

AB Balanced Hedged Allocation Portfolio - Class B [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize total return consistent with the Adviser’s determination of reasonable risk.
Portfolio Company Name [Text Block]	AB Balanced Hedged Allocation Portfolio - Class B	[10]
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.	[10]
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	17.36%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	6.74%
AB Relative Value Portfolio - Class B [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB Relative Value Portfolio - Class B	[10]
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.	[10]
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	10.30%
American Funds - Growth-Income Fund - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds - Growth-Income Fund - Class 4	[10]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[10]
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.13%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	7.32%
American Funds Insurance Series® - Asset Allocation Fund - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund - Class 4	[10]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[10]
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	6.73%
American Funds Insurance Series® - EUPAC FundTM - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series® - EUPAC FundTM - Class 4	[10],[11]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[10]
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.13%
Current Expenses + Platform Charge [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
American Funds Insurance Series® - Growth Fund - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide growth of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund - Class 4	[10]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[10]
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.13%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
American Funds Insurance Series® - New World Fund® - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund® - Class 4	[10]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[10]
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	1.43%
American Funds Insurance Series® - The Bond Fund of America® - Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America® - Class 4	[10]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[10]
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.11%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
Dimensional VA Global Bond Portfolio - Institutional Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Portfolio Company Name [Text Block]	Dimensional VA Global Bond Portfolio - Institutional	[10]
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP	[10]
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.	[10]
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.81%
Fidelity® VIP Balanced Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks income and capital growth consistent with reasonable risk.
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Service 2	[10]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[10]
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.84%
Fidelity® VIP Consumer Staples - Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Consumer Staples - Initial	[10]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[10]
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.50%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(2.98%)
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	5.87%
Fidelity® VIP Contrafund® Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service 2	[10]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[10]
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Fidelity® VIP Energy Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio - Service 2	[10]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[10]
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	23.86%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Fidelity® VIP Health Care Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio - Service 2	[10]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[10]
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Fidelity® VIP Mid Cap Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service 2	[10]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[10]
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Fidelity® VIP Technology Portfolio - Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio - Initial	[10]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[10]
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.50%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	23.36%
Average Annual Total Returns, 5 Years [Percent]	16.83%
Average Annual Total Returns, 10 Years [Percent]	23.76%
Fidelity® VIP Utilities Portfolio - Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Utilities Portfolio - Initial	[10]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[10]
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.50%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	12.51%
Fidelity® VIP Value Strategies Portfolio - Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Value Strategies Portfolio - Service 2	[10]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[10]
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	11.87%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Putnam VT International Value Fund - Class IB [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Name [Text Block]	Putnam VT International Value Fund - Class IB	[10],[12]
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC	[10]
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.	[10]
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	34.68%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.86%
State Street Total Return V.I.S. Fund - Class 3 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
Portfolio Company Name [Text Block]	State Street Total Return V.I.S. Fund - Class 3	[10]
Portfolio Company Adviser [Text Block]	State Street Investment Management	[10],[13]
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.48%
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	6.91%
Transamerica 60/40 Allocation VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Transamerica 60/40 Allocation VP - Service	[10]
Portfolio Company Adviser [Text Block]	Aegon Asset Management UK plc ("AAM")	[10]
Current Expenses [Percent]	0.87%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	7.97%
Transamerica Aegon Bond VP – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide high total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	Transamerica Aegon Bond VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.;	[10]
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC	[10]
Current Expenses [Percent]	0.78%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	6.78%
Average Annual Total Returns, 5 Years [Percent]	(0.60%)
Average Annual Total Returns, 10 Years [Percent]	1.82%
Transamerica Aegon Core Bond VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to achieve maximum total return.
Portfolio Company Name [Text Block]	Transamerica Aegon Core Bond VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC	[10]
Current Expenses [Percent]	0.73%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	1.84%
Transamerica Aegon High Yield Bond VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek a high level of current income by investing in high-yield debt securities.
Portfolio Company Name [Text Block]	Transamerica Aegon High Yield Bond VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC	[10]
Current Expenses [Percent]	0.89%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	3.89%
Average Annual Total Returns, 10 Years [Percent]	5.64%
Transamerica Aegon Sustainable Equity Income VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
Portfolio Company Name [Text Block]	Transamerica Aegon Sustainable Equity Income VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management UK plc	[10]
Current Expenses [Percent]	0.97%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	7.08%
Transamerica Aegon U.S. Government Securities VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide as high a level of total return as is consistent with prudent investment strategies.
Portfolio Company Name [Text Block]	Transamerica Aegon U.S. Government Securities VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC	[10]
Current Expenses [Percent]	0.84%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	(1.52%)
Average Annual Total Returns, 10 Years [Percent]	0.94%
Transamerica American Funds Managed Risk VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Portfolio Company Name [Text Block]	Transamerica American Funds Managed Risk VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Managment LLC	[10]
Current Expenses [Percent]	1.10%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	17.88%
Average Annual Total Returns, 5 Years [Percent]	14.42%
Average Annual Total Returns, 10 Years [Percent]	14.82%
Transamerica BlackRock Government Money Market VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Transamerica BlackRock Government Money Market VP - Service	[10],[14]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	0.54%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	3.81%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	1.72%
Transamerica BlackRock iShares Active Asset Allocation - Conservative VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek current income and preservation of capital.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	0.93%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	4.17%
Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek capital appreciation with current income as a secondary objective.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	0.94%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.64%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Transamerica BlackRock iShares Active Asset Allocation - Moderate VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek capital appreciation and current income.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	0.90%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.50%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Transamerica BlackRock iShares Dynamic Allocation - Balanced VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek capital appreciation and income.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Dynamic Allocation - Balanced - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	0.91%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.42%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek capital appreciation and income.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	0.90%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Transamerica BlackRock iShares Edge 100 VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Edge 100 VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	0.80%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	18.54%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.39%
Transamerica BlackRock iShares Edge 40 VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation and capital preservation.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Edge 40 VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	0.71%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	11.42%
Average Annual Total Returns, 5 Years [Percent]	3.21%
Average Annual Total Returns, 10 Years [Percent]	4.65%
Transamerica BlackRock iShares Edge 50 VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation and capital preservation.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Edge 50 VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	0.69%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.35%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Transamerica BlackRock iShares Edge 75 VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation with capital preservation as a secondary objective.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Edge 75 VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	0.75%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Transamerica BlackRock iShares Tactical - Balanced VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek a combination of capital appreciation and income.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Tactical - Balanced VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	0.92%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.00%
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	5.22%
Transamerica BlackRock iShares Tactical - Conservative VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek a combination of capital appreciation and income.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Tactical - Conservative VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	0.94%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	1.67%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Transamerica BlackRock iShares Tactical - Growth VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek a combination of capital appreciation and income.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Tactical - Growth VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	0.95%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.58%
Average Annual Total Returns, 5 Years [Percent]	5.65%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Transamerica BlackRock Real Estate Securities VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to maximize total return.
Portfolio Company Name [Text Block]	Transamerica BlackRock Real Estate Securities VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	1.11%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Transamerica BlackRock Tactical Allocation VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek capital appreciation with current income as a secondary objective.
Portfolio Company Name [Text Block]	Transamerica BlackRock Tactical Allocation VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC	[10]
Current Expenses [Percent]	0.97%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.72%
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Transamerica Goldman Sachs 70/30 VP - Service [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation with current income as a secondary objective
Portfolio Company Name [Text Block]	Transamerica Goldman Sachs 70/30 VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.	[10]
Current Expenses [Percent]	1.36%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Transamerica Goldman Sachs Managed Risk - Balanced ETF VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to balance capital appreciation and income.
Portfolio Company Name [Text Block]	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.	[10]
Current Expenses [Percent]	0.63%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.77%
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Transamerica Goldman Sachs Managed Risk - Conservative ETF VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek current income and preservation of capital.
Portfolio Company Name [Text Block]	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.	[10]
Current Expenses [Percent]	0.66%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	10.07%
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Transamerica Goldman Sachs Managed Risk - Growth ETF VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek capital appreciation as a primary objective and income as a secondary objective.
Portfolio Company Name [Text Block]	Transamerica Goldman Sachs Managed Risk - Growth ETF VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.	[10]
Current Expenses [Percent]	0.66%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	12.27%
Average Annual Total Returns, 5 Years [Percent]	7.84%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Transamerica Great Lakes Advisors Large Cap Value VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Name [Text Block]	Transamerica Great Lakes Advisors Large Cap Value VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Great Lakes Advisors, LLC	[10]
Current Expenses [Percent]	0.94%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	23.65%
Average Annual Total Returns, 5 Years [Percent]	14.52%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Transamerica International Focus VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Name [Text Block]	Transamerica International Focus VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Sands Capital Management, LLC	[10]
Current Expenses [Percent]	1.08%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	0.74%
Average Annual Total Returns, 10 Years [Percent]	5.19%
Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek current income and preservation of capital.
Portfolio Company Name [Text Block]	Transamerica JPMorgan Asset Allocation - Conservative VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.	[10]
Current Expenses [Percent]	0.96%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	2.09%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek capital appreciation with current income as a secondary objective.
Portfolio Company Name [Text Block]	Transamerica JPMorgan Asset Allocation - Moderate Growth VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.	[10]
Current Expenses [Percent]	1.02%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.80%
Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek capital appreciation and current income.
Portfolio Company Name [Text Block]	Transamerica JPMorgan Asset Allocation - Moderate VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.	[10]
Current Expenses [Percent]	0.97%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	3.59%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Transamerica JPMorgan Diversified Equity Allocation VP - Service [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Name [Text Block]	Transamerica JPMorgan Diversified Equity Allocation VP - Service	[10],[15]
Portfolio Company Adviser [Text Block]	Transamerica JPMorgan Diversified Equity Allocation VP;	[10]
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.	[10]
Current Expenses [Percent]	1.05%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	19.06%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Transamerica JPMorgan Enhanced Index VP – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to earn a total return modestly in excess of the total return performance of the S&P 500® Index while maintaining a volatility of return similar to the S&P 500® Index.
Portfolio Company Name [Text Block]	Transamerica JPMorgan Enhanced Index VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.	[10]
Current Expenses [Percent]	0.86%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	15.90%
Average Annual Total Returns, 5 Years [Percent]	14.10%
Average Annual Total Returns, 10 Years [Percent]	14.32%
Transamerica JPMorgan International Moderate Growth VP – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek capital appreciation with current income as a secondary objective.
Portfolio Company Name [Text Block]	Transamerica JPMorgan International Moderate Growth VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.	[10]
Current Expenses [Percent]	1.12%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	17.67%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Transamerica JPMorgan Tactical Allocation VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek current income and preservation of capital.
Portfolio Company Name [Text Block]	Transamerica JPMorgan Tactical Allocation VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.	[10]
Current Expenses [Percent]	1.05%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Transamerica Janus Balanced VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Transamerica Janus Balanced VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC	[10]
Current Expenses [Percent]	0.99%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Transamerica Janus Mid-Cap Growth VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Name [Text Block]	Transamerica Janus Mid-Cap Growth VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC	[10]
Current Expenses [Percent]	1.09%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Transamerica MSCI EAFE Index VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
Portfolio Company Name [Text Block]	Transamerica MSCI EAFE Index VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.	[10]
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	30.93%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Transamerica Madison Diversified Income VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek high total return through the combination of income and capital appreciation.
Portfolio Company Name [Text Block]	Transamerica Madison Diversified Income VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Madison Asset Management, LLC	[10]
Current Expenses [Percent]	1.09%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	4.86%
Transamerica Market Participation Strategy VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek capital appreciation.
Portfolio Company Name [Text Block]	Transamerica Market Participation Strategy VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC	[10]
Current Expenses [Percent]	0.98%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and income while seeking to manage volatility.
Portfolio Company Name [Text Block]	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc	[10]
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Managment LLC	[10]
Current Expenses [Percent]	1.24%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	14.21%
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	4.10%
Transamerica Morgan Stanley Global Allocation VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek high total return.
Portfolio Company Name [Text Block]	Transamerica Morgan Stanley Global Allocation VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.	[10]
Current Expenses [Percent]	1.03%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	17.51%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	6.86%
Transamerica Multi-Managed Balanced VP – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments.
Portfolio Company Name [Text Block]	Transamerica Multi-Managed Balanced VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc	[10]
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Mangement, Inc.	[10]
Current Expenses [Percent]	0.89%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Transamerica PineBridge Inflation Opportunities VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek maximum real return, consistent with appreciation of capital.
Portfolio Company Name [Text Block]	Transamerica PineBridge Inflation Opportunities VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC	[10]
Current Expenses [Percent]	0.81%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	5.35%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	2.68%
Transamerica S&P 500 Index VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
Portfolio Company Name [Text Block]	Transamerica S&P 500 Index VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.	[10]
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	13.95%
Average Annual Total Returns, 10 Years [Percent]	14.32%
Transamerica Small/Mid Cap Value VP – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to maximize total return.
Portfolio Company Name [Text Block]	Transamerica Small/Mid Cap Value VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Systematic Financial Management, L.P.	[10]
Current Expenses [Percent]	1.06%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.51%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Transamerica T. Rowe Price Small Cap VP – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek long-term growth of capital by investing primarily in common stocks of small growth companies.
Portfolio Company Name [Text Block]	Transamerica T. Rowe Price Small Cap VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.	[10]
Current Expenses [Percent]	1.08%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.93%
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Transamerica TSW International Equity VP – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
Portfolio Company Name [Text Block]	Transamerica TSW International Equity VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC	[10]
Current Expenses [Percent]	1.11%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	31.42%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Transamerica TSW Mid Cap Value Opportunities VP–Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide investors with long-term capital growth.
Portfolio Company Name [Text Block]	Transamerica TSW Mid Cap Value Opportunities VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC	[10]
Current Expenses [Percent]	1.01%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	9.36%
Average Annual Total Returns, 5 Years [Percent]	9.05%
Average Annual Total Returns, 10 Years [Percent]	8.36%
Transamerica WMC US Growth VP – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize long-term growth
Portfolio Company Name [Text Block]	Transamerica WMC US Growth VP - Service	[10]
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.	[10]
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP	[10]
Current Expenses [Percent]	0.89%
Platform Charge [Percent]
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	17.47%
Average Annual Total Returns, 5 Years [Percent]	12.05%
Average Annual Total Returns, 10 Years [Percent]	16.13%
Vanguard® VIF Balanced Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation and reasonable current income.
Portfolio Company Name [Text Block]	Vanguard® VIF Balanced Portfolio	[10]
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP	[10]
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Vanguard® VIF Conservative Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide current income and low to moderate capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® VIF Conservative Allocation Portfolio	[10]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.	[10]
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Vanguard® VIF International Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® VIF International Portfolio	[10]
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.	[10]
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.	[10]
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Vanguard® VIF Mid-Cap Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Portfolio Company Name [Text Block]	Vanguard® VIF Mid-Cap Index Portfolio	[10]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.	[10]
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Vanguard® VIF Moderate Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide current income and low to moderate capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® VIF Moderate Allocation Portfolio	[10]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.	[10]
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Vanguard® VIF Real Estate Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index of publicly traded equity REITs and other real estate-related investments.
Portfolio Company Name [Text Block]	Vanguard® VIF Real Estate Index Portfolio	[10]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.	[10]
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Vanguard® VIF Short-Term Investment-Grade Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide current income while maintaining limited price volatility.
Portfolio Company Name [Text Block]	Vanguard® VIF Short-Term Investment-Grade Portfolio	[10]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.	[10]
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.81%
Vanguard® VIF Total Bond Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To track the performance of a broad, market-weighted bond index.
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Market Index Portfolio	[10]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.	[10]
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
Additional Death DistributionSM [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Additional Death DistributionSM
Purpose of Benefit [Text Block]	Pays an additional death benefit amount based on any rider earnings, since the rider was issued.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]
●This rider is no longer
available.
●Was available for issue ages
through 75 and younger.
●Was not available to Inherited
IRAs.
●Was available only with
Return of Premium Death
Benefit or Annual Step-Up
Death Benefit and subject to
the same Investment
Restrictions.
●Additional benefit amount
varies by issue age.
●Terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
	penalty tax.
Name of Benefit [Text Block]	Additional Death DistributionSM
Additional Death Distribution+SM [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.55%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Additional Death Distribution+SM
Purpose of Benefit [Text Block]	Pays an additional death benefit amount that varies depending on time elapsed since rider date.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	0.55%
Brief Restrictions / Limitations [Text Block]
●This rider is no longer
available.
●Was available only for issue
ages 69 and younger.
●Not available to Inherited
IRAs.
●Was available only with the
Return of Premium Death
Benefit or Annual Step-Up
Death Benefit, and subject to
the same Investment
Restrictions.
●Additional benefit amount
during first five years after
rider date equal to sum of all
rider fees paid since rider
date, after five years, benefit
equal to percentage of rider
benefit base.
●Terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Name of Benefit [Text Block]	Additional Death Distribution+SM
Annual Step-Up Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.40%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Annual Step-Up Death Benefit
Purpose of Benefit [Text Block]	Pays death benefit equal to highest Policy Value on Policy Date or on any Policy Anniversary prior to Annuitant’s 81st birthday (adjusted for premium payments and withdrawals).
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]
●Available only at purchase.
●Cannot change death benefit
once elected.
●Not available if You or
Annuitant is 76 or older on
Policy Date.
●Must allocate 100% of Policy
Value to designated
Investment Options.
●Withdrawals can significantly
reduce benefit value or
terminate benefit.
●”Step-Up” ends on Policy
Anniversary prior to Your
81st birthday.
●Terminates upon
Annuitization
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
	penalty tax.
Name of Benefit [Text Block]	Annual Step-Up Death Benefit
Asset Rebalancing [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the amounts in Your Subaccounts to maintain Your desired asset allocation percentages.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Does not include any amounts allocated to the Fixed Account.
Name of Benefit [Text Block]	Asset Rebalancing
“Base Policy” Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	“Base Policy” Death Benefit
Purpose of Benefit [Text Block]
Pays base death benefit
generally equal to the greatest of
Policy Value, Cash Value plus
positive Excess Interest
Adjustment and Fixed Account
portion of minimum required
Cash Value plus the Separate
Account portion of the Policy
Value.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
●Available only at purchase.
●Cannot change death benefit
once elected.
●Death benefit terminates
without value upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
	penalty tax.
Name of Benefit [Text Block]	“Base Policy” Death Benefit
Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
DEATH BENEFIT
We will pay a death benefit to Your beneficiary, under certain circumstances, if the Annuitant dies during the accumulation phase. If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an Annuity Payment Option (if You pick a variable Annuity Payment Option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the Annuity Commencement Date. Please note that there is a mandatory Annuity Commencement Date. See ANNUITY PAYMENTS (THE INCOME PHASE) section in this prospectus.
We will determine the amount of and process the death benefit proceeds, if any are payable on a Policy, upon receipt at our Administrative Office of satisfactory proof of the Annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the Death Proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death”. See Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the Separate Account in accordance with the allocations made by the Policy Owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the Separate Account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the Policy Value in the Separate Account to the money market Subaccount after the death of the Annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the Annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
●
You are both the Annuitant and sole Owner of the Policy; and
●
You die before the Annuity Commencement Date.
We will pay a death benefit to You (Owner) IF:
●
You are not the Annuitant; and
●
the Annuitant dies before the Annuity Commencement Date.
Please note: If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit (i.e., the surviving Owner(s) takes the place of any beneficiary designation).
If the designated beneficiary receiving the death benefit is the surviving spouse of the Owner, then he or she may elect, if eligible, to continue the Policy as the new Annuitant and Owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
●
You are the Owner but not the Annuitant; and
●
You die prior to the Annuity Commencement Date.
Please note: If an Owner (who is not the Annuitant) dies before the Annuitant, the amount payable will be equal to the Cash Value. Distribution requirements apply upon the death of any Owner. Generally, upon the Owner's death (who is not the Annuitant) the entire interest must be distributed in accordance with the Internal Revenue Code. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
If an Owner (who is not the Annuitant) dies during the accumulation phase, the Cash Value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
●
any surviving Owner(s);
●
primary beneficiary(ies);
●
contingent beneficiary(ies); or
●
deceased Owner's estate.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the Annuity Commencement Date depends on the annuity income option.
IF:
●
You are not the Annuitant; and
●
You die on or after the Annuity Commencement Date; and
●
the entire guaranteed amount in the Policy has not been paid;
THEN:
●
the remaining portion of such guaranteed amount in the Policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of Your death.
IF:
●
You are the Owner and Annuitant; and
●
You die after the Annuity Commencement Date; and
●
the Annuity Payment Option You selected did not have or no longer has a guaranteed period;
THEN:
●
no additional payments will be made.
Owner Death
If an Owner (who is not the Annuitant) dies during the accumulation phase, the Cash Value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
●
any surviving Owner(s);
●
primary beneficiary(ies);
●
contingent beneficiary(ies); or
●
deceased Owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse of the deceased, upon the Owner's or the Annuitant's death, the beneficiary may elect to continue the Policy in his or her own name. Upon the Annuitant's death if such election is made, the Policy Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Annuitant. Any excess of the death benefit amount over the Policy Value will be allocated to each applicable Investment Option in the ratio that the Policy Value in the Investment Option bears to the total Policy Value. The terms and conditions of the Policy that applied prior to the Annuitant's death will continue to apply, with certain exceptions described in the Policy. For purposes of the death benefit on the continued Policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the Policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the Policy is a revocable grantor trust and the spouse of the Owner/Annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the Owner/Annuitant's social security number at the time of claim, she or he shall be treated as the Owner/Annuitant's spouse. In those circumstances, the Owner/Annuitant's spouse will be treated as the beneficiary of the Policy for purposes of applying the spousal continuation provisions of the Policy.
For these purposes, if the Owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the Annuitant's spouse is the sole primary beneficiary of the Annuitant's interest in such account, the Annuitant's spouse will be treated as the beneficiary of the Policy for purposes of applying the spousal continuation provisions of the Policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, You choose when You buy the Policy. The “base Policy” death benefit will generally be the greatest of:
●
the Policy Value on the date we receive the required information in good order at our Administrative Office;
●
the Cash Value on the date we receive in good order the required information at our Administrative Office (this will be more than the Policy Value if there is a positive Excess Interest Adjustment);
●
the Fixed Account portion of the minimum required Cash Value plus the Separate Account portion of the Policy Value, on the date we receive the required information in good order at our Administrative Office; and
●
the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid. Please see Appendix - Death Benefit for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon Annuitization.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon Annuitization and there is a mandatory Annuity Commencement Date. On the Policy application, You may choose the Annual Step-Up death benefit or the Return of Premium (age limitations may apply) for an additional fee. After the Policy is issued, You cannot make an election and the death benefit cannot be changed.
The guaranteed minimum death benefit (unless you choose the Annual Step-Up or Return of Premium death benefit) is equal to your Policy Value as of the date due proof of death is provided.
Annual Step-Up Death Benefit
Under this option, on each Policy anniversary prior to Your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that Policy Year. This “step-up” death benefit is equal to:
●
the largest Policy Value on the Policy Date or on any Policy anniversary prior to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday; plus
●
any premium payments since the date of any Policy anniversary with the largest Policy Value; minus
●
any adjusted withdrawals (please see Appendix - Death Benefit) since the date of the Policy anniversary with the largest Policy Value to the date of death; minus
●
withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if You or the Annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit. See ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If You elected the Annual Step-Up Death Benefit, You must allocate 100% of Your Policy Value to one or more of the designated Investment Options approved for the Annual Step-Up Death Benefit. See Appendix - Designated Investment Options for a complete listing of available Investment Options. Requiring that You designate 100% of Your Policy Value to the designated Investment Options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
●
You may transfer amounts among the designated Investment Options; however, You cannot transfer any amount to any other Subaccount if You elect this death benefit.
●
We have processes and procedures in place that will prevent allocation to a Subaccount that is not a designated Investment Option. These processes and procedures include restricting transfers requested by telephone and internet.
●
You will not receive an optional guaranteed minimum death benefit if You do not choose one when You purchase Your Policy.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
●
total premium payments; minus
●
any adjusted withdrawals (please see Appendix - Death Benefit) as of the date of death; minus
●
withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if You or the Annuitant is 86 or older on the Policy Date. There is an extra charge for this death benefit. See ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If You elected the Return of Premium Death Benefit, You must allocate 100% of Your Policy Value to one or more of the designated Investment Options approved for the Return of Premium Death Benefit. See Appendix - Designated Investment Options for a complete listing of available designated options. Requiring that You designate 100% of Your Policy Value to the designated Investment Options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
●
You may transfer amounts among the designated Investment Options; however, You cannot transfer any amount to any other Subaccount if You elect this death benefit.
●
We have processes and procedures in place that will prevent allocation to a Subaccount that is not a designated Investment Option.
●
You will not receive an optional guaranteed minimum death benefit if You do not choose one when You purchase Your Policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. Once You elect a death benefit and Your Policy is issued, Your death benefit cannot be changed and You will not be impacted by a decision to discontinue offering any particular guaranteed minimum death benefit to new sales.
Adjusted Withdrawal
When You request a withdrawal, Your guaranteed minimum death benefit will be reduced by an amount called the adjusted withdrawal. Under certain circumstances, the adjusted withdrawal may be more than the dollar amount of Your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the Policy Value at the time of withdrawal. It is also possible that if a death benefit is paid after You have taken a withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted withdrawal amount is: adjusted withdrawal = amount of the withdrawal x (the current Death Proceeds prior to the withdrawal / Policy Value prior to the withdrawal).
We have included a detailed explanation of this adjustment with examples in the Appendix - Death Benefit. This is referred to as “adjusted withdrawal” in Your Policy. If You have a qualified Policy, minimum required distributions rules may require You to request a withdrawal.
Please note:  As discussed under OTHER INFORMATION - Distribution of Policies - Compensation to Investment Advisors and Broker-Dealers Selling the Policies, any fees that You pay Your selling firm are separate from and in addition to the fees and expenses of the policy. If You elect to have these fees deducted from Your policy through withdrawals, such withdrawals will reduce Your Policy Value, may have tax consequences, may be included in the calculation of adjusted withdrawals, and may reduce the value of any optional living benefit rider that You have elected (perhaps significantly) and may cause termination.  See Appendix - Advisor Fee Withdrawal Examples.

Dollar Cost Averaging Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Purpose of Benefit [Text Block]
Allows You to automatically
make transfers into one or more
Subaccounts in accordance with
Your allocation instructions in
order, on average, to buy more
Accumulation Units when
prices are low and fewer
Accumulation Units when
prices are high.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
●Traditional – A minimum of
$500 per transfer is required.
●Minimum and maximum
number of transfers.
●Special – Limited to six
month or twelve-month
transfer program and only
available for new premium
payments.
●May not be available in all
states.

Name of Benefit [Text Block]	Dollar Cost Averaging Program
Nursing Care and Terminal Condition Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nursing Care and Terminal Condition Waiver
Purpose of Benefit [Text Block]	Waives Excess Interest Adjustments if You or Your spouse are confined to a nursing home or have terminal illness.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Withdrawals are subject to a $1,000 minimum. ●Qualifying conditions related to nursing home stay and terminal illness. ●May not be available in all states.
Name of Benefit [Text Block]	Nursing Care and Terminal Condition Waiver
Retirement Income Choice 1.7 Rider [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	2.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Retirement Income Choice 1.7 Rider
Purpose of Benefit [Text Block]	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59. Also provides death protection and/or long-term care for an additional fee.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]
●This rider is no longer
available.
●Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit, or with Inherited
IRA policies.
●Was available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Rider fees subject to increase
(or decrease) at the time of
any automatic step-up of the
withdrawal base. You can opt
out of any step-up (and fee
increase).
●Policy Value must be
allocated to designated
Investment Options.
●Excess withdrawals could
significantly reduce or
terminate the benefits.
●The Income Enhancement
Option subject to qualifying
conditions, including
conditions related to the
hospital and/or nursing home
stay.
●If Policy Owner elects to pay
advisory fees from their
Policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
	penalty tax.
Name of Benefit [Text Block]	Retirement Income Choice 1.7 Rider
Retirement Income Max 1.2 Rider [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	2.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Retirement Income Max® 1.2 Rider
Purpose of Benefit [Text Block]	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]
●This rider is no longer
available.
●Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit, or with Inherited
IRA policies.
●Rider fees subject to increase
(or decrease) at the time of
any automatic step-up of the
withdrawal base. You can opt
out of any step-up (and fee
increase).
●Was available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Rider fees subject to increase
(or decrease) at time of any
automatic step-up of
withdrawal base. You can opt
out of any step-up of
withdrawal base.
●Policy Value must be
allocated to designated
Investment Options.
●Excess withdrawals may
significantly reduce or
terminated the benefit.
●Terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
Policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
	penalty tax.
Name of Benefit [Text Block]	Retirement Income Max® 1.2 Rider
Return of Premium Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Death Benefit
Purpose of Benefit [Text Block]	Pays minimum death benefit equal to total premium payments (minus adjusted withdrawals as of the date of death, and minus withdrawals from the date of death to the date the death benefit is paid).
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]
●Available only at purchase.
●Cannot change death benefit
once elected.
●Not available if You or
Annuitant is 86 or older on
Policy Date.
●Must allocate 100% of Policy
Value to designated
Investment Options.
●Withdrawals can significantly
reduce benefit value or
terminate benefit.
●Terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.

Name of Benefit [Text Block]	Return of Premium Death Benefit
Systematic Payout Option [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Payout Option
Purpose of Benefit [Text Block]	Provides monthly, quarterly, semi-annual or annual withdrawals.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
●Subject to $40 minimum
withdrawals.
●Systematic withdrawals in
excess of cumulative interest
credited from Guaranteed
Period Options may be
subject to Excess Interest
Adjustment.
●Systematic withdrawals can
significantly reduce benefit
	value or terminate benefit.
Name of Benefit [Text Block]	Systematic Payout Option
Transamerica Income Edge 1.2 Joint [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Transamerica Income Edge 1.2 Single [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Transamerica Income EdgeSM 1.2 Rider [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[16],[17]
Optional Benefit Expense (of Other Amount), Current [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	Transamerica Income EdgeSM 1.2 - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Transamerica Income EdgeSM 1.2 Rider
Purpose of Benefit [Text Block]	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[16],[17]
Optional Benefit Expense (of Other Amount), Current [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	Transamerica Income EdgeSM 1.2 - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee.
Brief Restrictions / Limitations [Text Block]
●Cannot be added to a Policy
with another active
Guaranteed Minimum Living
Benefit Rider, or with
Inherited IRA policies.
●Available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Rider fees subject to increase
(or decrease) at the time of
any automatic step-up of the
withdrawal base. You can opt
out of any step-up (and fee
increase).
●Benefit is subject to
Investment Restrictions,
including a certain percentage
of Your Policy Value must be
allocated to the Stable
Account.
●Rider withdrawal amount
under guaranteed minimum
withdrawal equal to the
withdrawal base multiplied by
the withdrawal percentage.
●Excess withdrawals could
significantly reduce or
terminate the benefits.
●If Policy Owner elects to pay
advisory fees from their
policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
penalty tax.
●Benefit terminates upon
Annuitization.

Name of Benefit [Text Block]	Transamerica Income EdgeSM 1.2 Rider
Operation of Benefit [Text Block]
Transamerica Income EdgeSM 1.2 Rider
If You elect the Transamerica Income EdgeSM 1.2 rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of Your Policy Value to be allocated to the Stable Account, with the remainder to be allocated to the select Investment Options and flexible Investment Options. One or more of the select Investment Options and flexible Investment
Options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit
Your participation in market gains; this may conflict with Your investment objectives by limiting Your ability to maximize potential growth of Your Policy Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing Policy Owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, You should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect Your Policy Value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to You. You should carefully evaluate with Your financial professional whether to allocate to Subaccounts that invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on Your investment objectives, Your Policy
Value and the benefits under the Transamerica Income EdgeSM 1.2 rider. If You determine that underlying fund portfolios with volatility control strategies are not consistent with Your investment objectives, other Investment Options are available under the
Transamerica Income EdgeSM 1.2 rider that do not invest in underlying fund portfolios that utilize volatility control strategies.

Transamerica Income EdgeSM 1.2 - Summary
You may elect to purchase the optional Transamerica Income EdgeSM 1.2 rider, which provides You with: (1) a Guaranteed Lifetime Withdrawal Benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that You allocate a certain percentage of Your Policy Value to the Stable Account and to select Investment Options and flexible Investment Options some of which are designed to help manage our risk and support the guarantees under the rider. If you elect to purchase the Transamerica Income EdgeSM 1.2 rider You cannot elect the Transamerica Principal OptimizerSM, Retirement Income Choice® 1.7 or Retirement Income Max® 1.2 riders. The tax rules for qualified policies may limit the value of this rider. Please Note: There are Investment Restrictions associated with this benefit that can limit participation in market gains. Withdrawals taken in excess of the prescribed limits (rider withdrawal amount) will reduce the amount of the benefit and may eliminate the benefit altogether, if the amount of the excess withdrawal exceeds the Policy Value at the time of the withdrawal. The fee for the rider will not be reduced for any investment losses to Policy Value and, in fact, may be increased if there are withdrawals taken in excess of the rider withdrawal amount. Withdrawals taken while the Policy Value is greater than zero are withdrawals of the Owner’s own money (not the Company’s). Please consult a qualified financial professional before electing the Transamerica Income EdgeSM 1.2 rider for a qualified Policy.
Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The benefits under the Transamerica Income EdgeSM 1.2 rider are based on our claims-paying ability.
The Transamerica Income EdgeSM 1.2 rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
If You elect the Transamerica Income EdgeSM 1.2 rider, You can receive up to the rider withdrawal amount each rider year. Such rider withdrawal amounts will first be made as withdrawals from Your Policy Value (excluding the Stable Account until other Investment Options are depleted of value). If Your Policy Value goes to zero by means other than an excess withdrawal, rider withdrawal amounts will continue as payments from us. Rider withdrawal amounts may begin the rider year immediately following the Annuitant’s (or Annuitant’s spouse if younger and the joint life option is elected) attainment of the minimum benefit age, and may last until the Annuitant’s (or surviving spouse’s if joint life option is elected) death unless Your withdrawal base is reduced to zero because of an “excess withdrawal.” See Withdrawal Base Adjustments section below for more information. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine Your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
Of course, You can always withdraw an amount up to Your Cash Value pursuant to Your rights under the Policy although withdrawals that are excess withdrawals will reduce Your withdrawal base and future GLWBs. See Appendix - Hypothetical Adjusted Withdrawals - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail.
If You elect the Transamerica Income EdgeSM 1.2 rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the Stable Account are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options will be deducted on a pro-rata basis from each Investment Option You have allocated to. If You do not wish to maintain the required allocation percentages for the Investment Options, the rider must be terminated, subject to the termination restrictions and requirements of the rider, prior to making any transfer. Additional detail regarding the required allocations is provided in the Required Allocations section, below.
Please note:
●
You will begin paying the rider charge as of the rider date, even if You do not begin taking withdrawals for many years. We will not refund the charges You have paid under the rider if You never choose to take withdrawals and/or if You never receive any payments under the rider.
●
We have designed this rider to allow for withdrawals from Your Policy Value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if You plan to take withdrawals(including withdrawals to pay advisory fees), in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
●
The longer You wait to start making withdrawals under the benefit, the less time You have to benefit from the guarantee because of decreasing life expectancy as You age. On the other hand, the longer You wait to begin making withdrawals, the higher Your withdrawal percentage may be, and the more opportunities You will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.
●
Because the Guaranteed Lifetime Withdrawal Benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for You if You do not foresee a need for liquidity and Your primary objective is to take maximum advantage of the tax deferral aspect of the Policy.
●
All Policy Value must be allocated to the select and flexible Investment Options and the Stable Account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with Your financial professional to assist You in determining whether these Investment Options and required allocations are suited for Your financial needs and risk tolerance.
●
Any withdrawal in any rider year that is in excess of the rider withdrawal amount (including any surrender charge or Excess Interest Adjustment) is an excess withdrawal. The rider year begins on the rider date and thereafter on each rider anniversary.
●
An excess withdrawal will impact the withdrawal base on a greater than dollar-for-dollar basis when the Policy Value, after the rider withdrawal amount is withdrawn, is less than the rider withdrawal base and may eliminate the benefit. See Appendix – Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders.
●
Upon receiving due proof of death of the Annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Income EdgeSM 1.2 rider terminates and all benefits thereunder cease.
●
You may terminate the rider by providing Written Notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
●
If Your Policy Value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. For example, a notarized letter may be provided as satisfactory evidence a person is living.
●
We will not refund charges that have been paid up to the point of terminating the Policy or receiving annuity payments.
●
The tax rules for qualified policies may limit the value of this rider. Please consult a financial professional before electing the Transamerica Income EdgeSM 1.2 rider for a qualified Policy.
●
Withdrawals up to the rider withdrawal amount are not subject to an Excess Interest Adjustment.
Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
●
reduce Your Policy Value by the amount of the withdrawal;
●
reduce Your base Policy death benefit and other benefits;
●
may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
●
may be limited or restricted under certain qualified policies. (see TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits)
Transamerica Income EdgeSM 1.2 - Rider Withdrawal Amount
You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from Your Policy Value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the Annuitant (or the Annuitant's spouse if younger and the joint life option is elected) has not attained the minimum benefit age on the rider date and remains zero until the first day of the rider year after the Annuitant (or the Annuitant's spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information.
For qualified policies: If the plan participant (generally the Annuitant) reached their Required Beginning Date, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
●
the rider withdrawal amount described above; or
●
an amount equal to any minimum required distribution amount, if any. For riders added on the Policy Date, the minimum required distribution during the first rider year is based on the initial premium (initial premium could include premium from transfers received after the Policy effective date, but must be deemed initial premium). For riders added after the Policy Date, if the Policy to which the rider is attached was in force on December 31st of the previous year, the minimum required distribution for the first rider year is calculated using the year-end Policy Value plus any actuarial present value from the previous year. For riders added after the Policy Date and the Policy to which the rider is attached was not in force on December 31st of the previous year, the minimum required distribution for the first rider year is based on the Policy Value on the rider date. The minimum required distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.
the Policy to which this rider is attached is a tax-qualified Policy for which the IRS minimum required distributions are required,
b.
the minimum required distributions do not start prior to the Annuitant’s Required Beginning Date,
c.
the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.
the minimum required distributions are based on age of the living Annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.
the minimum required distributions are based only on the Policy to which this rider is attached,
f.
the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.
if an excess withdrawal is taken in the previous rider year, the minimum required distribution will not be used in calculating the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If Your Policy Value reaches zero:
●
by means other than an excess withdrawal, then You cannot make premium payments and all other Policy features, benefits and guarantees (except those provided by this rider) are terminated. If Your Policy Value reaches zero by means other than an excess withdrawal, and the rider remains in force, we will, unless otherwise instructed, make payments using the current payment instructions on file with us that are equal to the rider withdrawal amount divided by the frequency of payments. If the Annuitant (or younger of Annuitant or Annuitant’s spouse if the joint option is elected) has attained the minimum benefit age and a systematic payout option is not active at the time the Policy Value equals zero, a payment will be established. Unless instructed otherwise, the default frequency will be monthly, unless the amount does not meet the minimum systematic payout requirements in Your Policy. If that occurs, we reserve the right to change the frequency and amount in order to meet the minimum systematic payout requirements. If the minimum benefit age has not been attained, payments will begin on the rider anniversary following the attainment of the minimum benefit age.
●
due to an excess withdrawal, then Your Policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause Your Policy Value to equal zero will not terminate the rider.
Please note:
●
If the rider is added prior to the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) having attained the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age birthday, however, You will still be charged a rider fee upon electing the rider.
●
The rider year begins on the rider date and thereafter on each rider anniversary.
●
You cannot carry over any portion of Your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if You do not take the entire rider withdrawal amount during a rider year, You cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
●
Excess withdrawals may cause You to lose the benefit of the rider.
●
Any amount withdrawn in a rider year (including any surrender charge, if applicable) in excess of the rider withdrawal amount is an excess withdrawal.
●
The select and flexible Investment Options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing Policy Owners with an active rider.
Rate Sheet Prospectus Supplement
The rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages are disclosed in the Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
The rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 Business Days prior to the effective date of the new Rate Sheet Prospectus Supplement.
For riders issued as part of the new Policy application process: In order to receive the applicable rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the Policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the Policy with the applicable rates in effect at that time.
For riders issued to existing Policy Owners: In order to receive the applicable rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages, Your rider election form must be signed and received in good order while the Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-Business Days or after our close of business will get next-day pricing.
Transamerica Income EdgeSM 1.2 – Withdrawal Percentage
We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the Annuitant’s age (or the Annuitant's spouse's age if younger and the joint life option is elected) and rider duration at the time of the first withdrawal taken on or after the rider anniversary immediately following the Annuitant’s (or the Annuitant's spouse's if younger and the joint life option is elected) attainment of the minimum benefit age.
The withdrawal percentage is disclosed in Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
Please note: Once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and You have crossed into another band or duration prior to the automatic step-up. See Automatic Step - Up section below.
Transamerica Income EdgeSM 1.2 – Withdrawal Base
We use the withdrawal base to calculate the rider withdrawal amount and rider fee. The withdrawal base on the rider date is the Policy Value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
On each rider anniversary, the withdrawal base will equal the greatest of:
1. the current withdrawal base;
2. the Policy Value on the rider anniversary; or
3. the highest Policy Value in the previous year based on the valuation frequency. (see Automatic Step-Up section below).
Item 3 above will be zero if there have been any excess withdrawals in the current rider year.
See Appendix – Hypothetical Example of Withdrawal Base Calculation – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders which illustrates the hypothetical example of the withdrawal base calculation.
Please note:
●
We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
●
Your withdrawal base is not a Cash Value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any Subaccount, and it is not a guarantee of Policy Value.
●
Because the withdrawal base is generally equal to the Policy Value on the rider date, the rider withdrawal amount may be lower if You delay electing the rider and the Policy Value decreases before You elect the rider.
Transamerica Income EdgeSM 1.2 - Automatic Step-Up
On each rider anniversary, the rider will receive an automatic step-up if the withdrawal base is set equal to the Item 2 or 3 from the Transamerica Income EdgeSM 1.2 – Withdrawal Base section above. If neither is greater than the current withdrawal base, no automatic step-up will occur. If the withdrawal percentage has been established due to a previous withdrawal, the withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will increase if You have crossed into another age band or rider year duration prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum fee percentage in effect when the rider was elected.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, You have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that You do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive Your rejection (each time You elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that You have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Transamerica Income EdgeSM 1.2 - Withdrawal Base Adjustments
Cumulative gross withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the Policy Value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the Policy Value when the Policy Value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the Policy Value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the Policy Value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If You take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because Your regular or scheduled non-excess withdrawals may thereafter become excess withdrawals that reduce or eliminate Your benefit on an accelerated basis.
Example. Assume You are the Owner and Annuitant and You make a single premium payment of $100,000 when You are 66 years old. Further assume that You do not make any withdrawals or additional premium payments, and no automatic step-ups occurred, but that after six years Your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of Your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:
●
You take Your first withdrawal when You are age 72
●
You do not withdraw more than the rider withdrawal amount in any one year, and
●
there are no future automatic step-ups.
Example continued. Assume the same facts as above, but You withdraw $10,000 when You are 72 years old. That excess withdrawal decreases Your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy Value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000
Adjusted withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90
New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the Appendix - Hypothetical Adjusted Withdrawals - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Income EdgeSM 1.2 - Required Allocations
If You elect this rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC). After the rider date, the allocation of all subsequent premium payments must also comply with the required allocations for premium payments table contained in the Rate Sheet Prospectus Supplement so long as this rider is in effect.
In addition, if You elect this rider, any transfers to and from the select Investment Options and the flexible Investment Options must comply with the required allocation percentages for rebalancing specified in the Rate Sheet Prospectus Supplement in effect at the time You elect this rider. Any transfers to and from the select Investment Options and flexible Investment Options will be validated using the prior day’s Policy Values to ensure compliance with the required allocation percentages for rebalancing at the time of the request. Transfer requests that do not comply with the required allocation percentages for rebalancing will be deemed not in good order. Changes in Policy Values due to market movements on other dates will not be treated as a violation of the required allocations.
Transfers to and from the Stable Account (described below) are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options will be deducted on a pro-rata basis. If You do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive Written Notice from You requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The Stable Account is a Fixed Account option under Your Policy. Premium payments allocated and amounts transferred to the Stable Account become part of our general account. Interests in the general account have not been registered under the 1933 Act, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
Allocations applied to the Stable Account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the Stable Account. The interest credited to the Stable Account will not be less than the guaranteed minimum effective annual interest rate shown on Your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the Stable Account will not be subject to an Excess Interest Adjustment.
Upon termination of the rider, all amounts in the Stable Account will be transferred to the money market Subaccount available under Your Policy and no additional premium payments will be allowed into the Stable Account. Owners are permitted to provide instructions as to the allocation of the Stable Account proceeds contained in the money market Subaccount to one or more Subaccounts, but such instructions will not be effective prior to the Business Day after rider termination.
We guarantee that upon full surrender Your Cash Value attributable to the Fixed Account will not be less than the amount required by the applicable state nonforfeiture law at the time the Policy is issued.
Select and Flexible Investment Options. As described above, if You elect this rider, You must allocate a certain percentage of Your premium payments and Policy Value to the available flexible Investment Options and select Investment Options. A complete listing of Investment Options designated as flexible Investment Options and select Investment Options appears in the “Appendix – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options”. You will be notified if there are changes made to the Investment Options within the designated group. Requiring that You allocate a certain percentage of Your premium payments and Policy Value to the designated Investment Options, some of which invest in underlying fund portfolios that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date Your rider fee is deducted. If the day rebalancing takes place is not a Business Day, the value of the Accumulation Units redeemed or purchased due to rebalancing will be determined as of the next Business Day. We will automatically transfer amounts among Subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instructions for new premium payments.
You will be notified in writing that the required rebalance has been set up, and what the calculated rebalance allocation percentages are, prior to the first quarter rebalancing. You may request changes to Your rebalancing allocation instructions before the prior instructions are implemented if we receive notice of Your request in good order prior to the close of the New York Stock Exchange on the day the rebalance is processed. Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instruction for new premium payments. You may request changes to Your rebalancing allocation instructions while this rider remains effective as long as they comply with the required allocations for rebalancing. Rebalancing will not cease upon the request of any transfer.
See Appendix – Guaranteed Lifetime Withdrawal Benefit -Transamerica Income EdgeSM 1.2 and Transamerica Principal OptimzerSM Riders - Rebalancing Examples which illustrates the initial calculation of rebalancing allocation percentage. On the rider date, Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instructions for new premium payments.
Please note:
●
If You do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See Transamerica Income EdgeSM 1.2 Rider - Termination, below.)
●
We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect Policy Owners with an active rider.
●
If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible Investment Option. If this occurs, You will be required to reallocate values in the affected Investment Option to other flexible and select Investment Options in order to meet the allocation requirements. We will provide notice to You if a select or flexible Investment Option will be eliminated and reallocation is required. If You do not provide us with new instructions in the time specified in our notice, we will move Your money in the affected option to the money market Subaccount to the extent permitted by applicable law.
Transamerica Income EdgeSM 1.2 - Joint Life Option
If You elect the Transamerica Income EdgeSM 1.2 rider, then You can also elect to postpone termination of the rider until the later of the Annuitant’s or Annuitant’s spouse’s death (only if the Annuitant’s spouse is eligible to and elects to continue the Policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If You elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount may be lower than under the Single Life option. The withdrawal percentage that is used to determine Your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. This option may not be permitted in the case of certain non-natural Owners. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
Please note: If You elect this option:
●
The withdrawal percentage for each “age at the time of the first withdrawal” may be lower if You elect the joint life option.
●
The rider fee may be greater if this option is elected.
●
The Annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the Annuitant's spouse) must be either a joint Owner along with the Annuitant or the sole primary beneficiary (and there is no joint Owner). (Please see Spousal Continuation section for more detail regarding Annuitant's spouse).
●
A former spouse of the Annuitant cannot continue to keep the Policy in force if no longer married to the Annuitant at the time of the Annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
●
The Annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
●
The rider withdrawal percentage is based on the age of the younger of the Annuitant and Annuitant’s spouse.
●
The rider’s issue ages may vary if You elect this option.
Transamerica Income EdgeSM 1.2 Fees
The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a Subaccount on a day which is not a Business Day, the value of Accumulation Units redeemed will be determined as of the next Business Day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from the flexible Investment Options and the select Investment Options on a pro rata basis at the end of each rider quarter. After those Investment Options are depleted of value, the rider fee will be deducted from the Stable Account.
The rider fee percentage may change after the first rider anniversary due to an automatic step-up. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section below. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
For riders issued as part of the new Policy application process: In order for the rider fee percentage disclosed in the applicable Rate Sheet Prospectus supplement to apply, Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect.
For riders issued to existing Policy Owners: In order for the rider fee disclosed percentage in the application Rate Sheet Prospectus Supplement to apply, Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect. You should not elect this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at (800)525-6205 to receive a Rate Sheet Prospectus Supplement applicable to You.
On an annual basis, in general terms, the rider fee is the rider fee percentage multiplied by the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)
is the withdrawal base;
(B)
is the rider fee percentage; and
(C)
is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
A portion of the rider fee will also be assessed upon full surrender of the Policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the next rider quarter for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section below. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC). Please contact Your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, You will have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentages and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that You do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive Your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
●
Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of Your Policy Value, particularly in the event that Your Policy Value decreases significantly.
●
Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The rider fee adjustment is calculated by multiplying (A) by (B) by (C), where:
(A)
is the withdrawal base change (i.e. withdrawal base after the transaction minus the withdrawal base before the transaction);
(B)
is the rider fee percentage; and
(C)
is the number of days remaining in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(20/365)
= 125*(20/365)
= $6.85
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= $6.85 + $311.64
= $318.49
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming withdrawal base of $110,000 and a fee percentage of 1.25%.
= 110,000*0.0125*(91/365)
= 1,375*(91/365)
= $342.81
Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base. Assuming beginning values as in example 3, plus adjustment for gross withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% and a Policy Value of $93,500 prior to the transaction and change in withdrawal base as follows:
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
Fee adjustment as follows:
= $-5,625 * 0.0125 * (40/365)
= $-78.75 * (40/365)
= $-7.71
The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $342.81 - $7.71
= $335.10
The new withdrawal base = $110,000 - $5,625 = $104,375
Transamerica Income EdgeSM 1.2 - Issue Requirements
We will not issue the Transamerica Income EdgeSM 1.2 rider if:
●
the Annuitant is age 86 or older (lower if required by state law); or
●
in New York, the Annuitant is younger than the applicable minimum age; or
●
the Annuitant is not also an Owner (except in the case of non-natural Owners); or
●
there are more than two Owners.
Furthermore, if the joint life option is elected, we will not issue the Transamerica Income EdgeSM 1.2 Rider if:
●
the Annuitant’s spouse is 86 or older (lower if required by state law); or
●
in New York, the Annuitant’s spouse is younger than the applicable minimum age; or
●
the Annuitant’s spouse is not a joint Owner along with the Annuitant; or
●
the Annuitant’s spouse is not the sole primary beneficiary (and there is no joint Owner).
●
The use of joint life option may not be permitted in the case of certain non-natural Owners.
Termination
The Transamerica Income EdgeSM 1.2 rider will terminate upon the earliest of the following:
●
the date the Policy to which this rider is attached terminates;
●
the date of a change in ownership or assignment which violates the Owner and Annuitant relationship requirements as contained in the rider;
●
prior to Your Policy Value reaching zero, the date on which we receive in good order, required information to process a death claim for the Annuitant (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death);
●
on or after Your Policy Value equals zero, upon Annuitant’s death (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death);
●
Annuitization (however, if You have reached Your maximum Annuity Commencement Date You may choose an Annuitization option which guarantees You lifetime payments in an amount equal to Your rider withdrawal amount); or
●
the date we receive Written Notice from You requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
●
the date an excess withdrawal reduces Your Policy Value to zero; or
●
the date we receive Written Notice from You requesting termination of the rider if such notice is received before midnight of the 30th calendar day after You receive the rider.
Please note: This rider terminates upon Annuitization and there is a maximum Annuity Commencement Date at which time Your Policy will be Annuitized according to its terms. However, if You have reached Your maximum Annuity Commencement Date, we will allow You to Annuitize Your Policy and elect to receive lifetime annuity payments which are at least equal to Your rider withdrawal amount. Please contact us for more information concerning Your options.

Fees and Costs of Benefit [Text Block]
VALUATION FREQUENCY
Annually
MINIMUM BENEFIT AGE
59
This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.
REQUIRED ALLOCATIONS
	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	20%	20%	N/A	N/A
Select Investment Options	0%	75%	0%	100%
Flexible Investment Options	0%	75%	0%	100%
*
The stable account is excluded from rebalancing
SINGLE LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Single Life Option**	Rider Years 5-7 Withdrawal Percentage Single Life Option**	Rider Years 8+ Withdrawal Percentage Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.35%	5.35%	6.60%
65-69	5.60%	6.60%	7.85%
70-74	6.00%	7.10%	8.75%
75-79	6.50%	7.70%	9.45%
80-84	7.10%	8.40%	10.35%
85-89	8.00%	9.25%	11.40%
90-94	9.00%	10.40%	12.80%
95+	10.30%	11.90%	14.60%
JOINT LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Joint Life Option**	Rider Years 5-7 Withdrawal Percentage Joint Life Option**	Rider Years 8+ Withdrawal Percentage Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	3.85%	4.85%	6.10%
65-69	5.10%	6.10%	7.00%
70-74	5.50%	6.60%	8.05%
75-79	6.00%	7.20%	9.00%
80-84	6.60%	7.90%	9.85%
85-89	7.50%	8.75%	10.90%
90-94	8.50%	9.90%	12.30%
95+	9.80%	11.40%	14.10%
**
The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Transamerica Principal Optimizer Joint 7 Years [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Transamerica Principal OptimizerSM Rider [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[16],[17]
Optional Benefit Expense (of Other Amount), Current [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]
Transamerica Principal OptimizerSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee. We use the greater of the withdrawal base and the guaranteed future value to calculate the rider fee. The withdrawal base on the rider date is the Policy Value.

Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Transamerica Principal OptimizerSM Rider
Purpose of Benefit [Text Block]	Provides both a Guaranteed Lifetime Withdrawal Benefit and a Guaranteed Minimum Accumulation Benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[16],[17]
Optional Benefit Expense (of Other Amount), Current [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]
Transamerica Principal OptimizerSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee. We use the greater of the withdrawal base and the guaranteed future value to calculate the rider fee. The withdrawal base on the rider date is the Policy Value.

Brief Restrictions / Limitations [Text Block]
●Cannot be added to a Policy
with another active
Guaranteed Minimum Living
Benefit Rider, or with
Inherited IRA policies.
●Please note: For policies
issued in the state of New
York, please see Appendix -
State Variations section for
rider availability.
●Available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
●Rider fees subject to increase
(or decrease) at the time of
any automatic step-up of the
withdrawal base. You can opt
out of any step-up (and fee
increase).
●Joint Life options are
available subject to certain
restrictions and differences
including our right to charge
a higher fee and provide lower
annual withdrawal amounts.
●Must allocate a certain
percentage of the Policy Value
to the Stable Account, the
select Investment Options
and the flexible Investment
Options.
●Guaranteed minimum
accumulation portion of
benefit applies only if rider is
held for the waiting period
You elect (7 or 10 years).
●Rider withdrawal amount
under guaranteed minimum
withdrawal equal to the
withdrawal base multiplied by
the withdrawal percentage.
●Excess withdrawals could
significantly reduce or
terminate benefit.
●Benefit terminates upon
Annuitization.
●If Policy Owner elects to pay
advisory fees from their
Policy, then this deduction
will reduce death benefits and
other guaranteed benefits,
may be subject to federal and
state income taxes and may be
subject to a 10% federal
	penalty tax.
Name of Benefit [Text Block]	Transamerica Principal OptimizerSM Rider
Operation of Benefit [Text Block]
Transamerica Principal OptimizerSM Rider
If You elect the Transamerica Principal OptimizerSM rider identified below, which provides certain guaranteed benefits, the
Company requires a certain percentage of Your Policy Value to be allocated to the Stable Account, with the remainder to be allocated to the select Investment Options and flexible Investment Options. One or more of the select Investment Options and flexible Investment Options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit Your participation in market gains; this may conflict with Your investment objectives by limiting
Your ability to maximize potential growth of Your Policy Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing Policy Owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, You should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect Your Policy Value and rider benefits. The
Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to You. You should carefully evaluate with Your financial professional whether to allocate to Subaccounts that invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on Your investment objectives, Your Policy Value and the benefits under the Transamerica Principal OptimizerSM rider. If You determine that underlying fund portfolios with volatility control strategies are not consistent with Your investment objectives, other
Investment Options are available under the Transamerica Principal OptimizerSM rider that do not invest in underlying fund portfolios that utilize volatility control strategies.

Transamerica Principal OptimizerSM - Summary
You may elect to purchase the optional Transamerica Principal OptimizerSM rider which provides You with both a Guaranteed Lifetime Withdrawal Benefit and a Guaranteed Minimum Accumulation Benefit. The Transamerica Principal OptimizerSM rider is only available during the accumulation phase and requires that You allocate a certain percentage of Your Policy Value to the Stable Account and to select Investment Options and flexible Investment Options, some of which are designed to help manage our risk and support the guarantees under the rider. The maximum issue age may be lower if required by state law. If You elect the Transamerica Principal OptimizerSM rider You cannot elect the Retirement Income Max ® 1.2, Retirement Income Choice ® 1.7 or the Transamerica Income EdgeSM 1.2 riders. The tax rules for qualified policies may limit the value of this rider. Please Note: There are Investment Restrictions associated with this benefit that can limit participation in market gains. Withdrawals taken in excess of the prescribed limits (rider withdrawal amount) will reduce the amount of the benefit and may eliminate the benefit altogether, if the amount of the excess withdrawal exceeds the Policy Value at the time of the withdrawal. The fee for the rider will not be reduced for any investment losses to Policy Value and, in fact, may be increased if there are withdrawals taken in excess of the rider withdrawal amount. Withdrawals taken while the Policy Value is greater than zero are withdrawals of the Owner’s own money (not the Company’s). Please consult a qualified financial professional before electing the Transamerica Principal OptimizerSM rider for a qualified Policy.
Please note: For policies issued in the state of New York, Please see Appendix – State Variations section for rider availability.
Please Note: This rider may not be issued to or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The benefits under the Transamerica Principal OptimizerSM rider are based on our claims-paying ability.
The Transamerica Principal OptimizerSM rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
If You elect the Transamerica Principal OptimizerSM rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the Stable Account are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options, will be deducted on a pro-rata basis from each Investment Option You have allocated to. If You do not wish to maintain the required allocation percentages for the Investment Options, the rider must be terminated, subject to the termination restrictions and requirement of the rider, prior to making any transfer. Additional detail regarding the required allocation is provided in the Transamerica Principal OptimizerSM - Required Allocations section, below.
You should view the Transamerica Principal OptimizerSM rider as a way to permit You to invest in variable Investment Options while still having Your Policy Value and liquidity protected to the extent provided by the Transamerica Principal OptimizerSM rider.
Please note:
●
You do not have any protection under the Guaranteed Minimum Accumulation Benefit unless You hold the Policy with the rider until the end of the applicable waiting period (10 or 7 years).
●
The longer You wait to start making withdrawals under the benefit, the less time You have to benefit from the Guaranteed Lifetime Withdrawal Benefit due to the decreasing life expectancy as You age. On the other hand, the longer You wait to begin making withdrawals, the higher Your withdrawal percentage may be, and the more opportunities You will have to lock in a high withdrawal base. Withdrawals will decrease the guarantees provided by the Guaranteed Minimum Accumulation Benefit. You should carefully consider when to begin making withdrawals. There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.
●
All Policy Value must be allocated to the select and flexible Investment Options and the Stable Account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with Your financial advisor to assist You in determining whether these Investment Options and required allocations are suited for Your financial needs and risk tolerance.
●
You will begin paying the rider charge as of the date the rider takes effect, even if You do not begin taking withdrawals for many years, or ever. We will not refund the charges You have paid under the rider if You never choose to take withdrawals and/or if You never receive any payments under the rider.
●
We have designed this rider for You to take withdrawals each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if You plan to take withdrawals in excess of the rider withdrawal amount(including withdrawals to pay advisory fees), because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
●
Because the Guaranteed Lifetime Withdrawal Benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for You if You do not foresee a need for liquidity and Your primary objective is to take the maximum advantage of the tax deferral aspect of the Policy.
●
Any withdrawal in any rider year that is in excess of the rider withdrawal amount is an excess withdrawal. The rider year begins on the rider date and thereafter on each rider anniversary.
●
An excess withdrawal will impact the withdrawal base on a greater than dollar-for-dollar basis when the Policy Value, after the rider withdrawal amount is withdrawn, is less than the rider withdrawal base and may eliminate the benefits. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders.
●
Upon receiving due proof of death of the Annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Principal OptimizerSM rider terminates and all benefits thereunder cease.
●
You may terminate the rider by providing Written Notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
●
If Your Policy Value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. For example, a notarized letter may be provided as satisfactory evidence a person is living.
●
The tax rules for qualified policies may limit the value of this rider. Please consult a qualified financial professional before electing the Transamerica Principal OptimizerSM rider for a qualified Policy.
●
Withdrawals up to the rider withdrawal amount are not subject to an Excess Interest Adjustment.
Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
●
reduce Your Policy Value by the amount of the withdrawal;
●
reduce Your base Policy death benefit and other benefits;
●
reduce the Guaranteed Minimum Accumulation Benefit;
●
is not subject to surrender charges if the withdrawal is greater than the Surrender Charge Free Amount.
●
may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
●
may be limited or restricted under certain qualified policies. (See TAX INFORMATION - Qualified Policies and TAX INFORMATION - Optional Living Benefits).
Transamerica Principal OptimizerSM - Guaranteed Minimum Accumulation Benefit
If You elect the Transamerica Principal OptimizerSM rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable Investment Options You select. The level of protection under the Guaranteed Minimum Accumulation Benefit may not be 100% of Your premium payments and is only in effect for the term of the elected option.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten, or seven years after You elect the rider, depending on the waiting period elected), Your Policy Value will at least equal Your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the Policy) is equal to the Policy Value multiplied by the protection level percentage of the elected waiting period. After the rider date (up to and including the guaranteed future value date) the guaranteed future value is equal to:
●
the guaranteed future value on the rider date; plus
●
a percentage of subsequent premium payments (as described below); multiplied by
●
the protection level percentage; less
●
subsequent adjusted withdrawals (as described below).
Unless an optional reset is chosen, after the guaranteed future value date, the guaranteed future value equals zero and there will be no guaranteed future value adjustment.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
	10 Year	7 Year
During Rider Year	Percent of subsequent premiums added to guaranteed future value	Percent of subsequent premiums added to guaranteed future value
1	100%	100%
2	90%	90%
3	80%	80%
4	70%	70%
5	60%	60%
6	50%	50%
7	50%	0%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Withdrawals. If You take a withdrawal, even withdrawals under the Guaranteed Lifetime Withdrawal Benefit, it will reduce Your guaranteed future value. The amount of the reduction is referred to as the adjusted withdrawal amount, which will be equal to the greater of:
●
the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the Policy Value resulting from the gross withdrawal; or
●
the gross withdrawal amount.
(The gross withdrawal amount is the amount You request.)
In other words, if Your Policy Value is greater than the guaranteed future value at the time You take a withdrawal, then Your guaranteed future value is reduced by the same amount we reduce Your Policy Value. However, if Your Policy Value is less than the guaranteed future value at the time You take a withdrawal, then Your guaranteed future value will be reduced by more than the amount by which we reduce Your Policy Value.
See the Appendix – Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross withdrawal.
Guaranteed Minimum Accumulation Benefit. After the waiting period (ten years or seven years after You elect the rider, depending on the waiting period elected), and on the guaranteed future value date, if the Policy Value is less than the guaranteed future value, we will calculate an amount equal to the difference between Your Policy Value (the Policy Value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the guaranteed future value date. This addition will not be considered premium and will not increase Your withdrawal base or any other Policy benefits. After the guaranteed future value date, the guaranteed future value will be zero, unless an optional reset is elected.
Example. Assume You are age 65 and make a single premium payment of $100,000, the guaranteed future value is $100,000 and the protection level percentage is 100%. You do not take any withdrawals or add any additional premium payments. If, on the guaranteed future value date, Your Policy Value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 x 100% - $90,000) to Your Policy Value.
Optional Reset. On each rider anniversary, up to and including the rider anniversary on or following the Annuitant’s (or the Annuitant’s spouse’s, if older and the joint life option is elected) 85th birthday You may elect to reset the guaranteed future value date and the guaranteed future value once each rider year. Upon optional reset, the waiting period originally elected (ten years or seven years) will begin from the most recent rider anniversary. The guaranteed future value will be set to equal the Policy Value multiplied by the protection level percentage as of the date the reset election is processed.
Your request must be received, in a manner acceptable to us, no later than 30 days following the most recent rider anniversary. The optional reset does not require termination of the existing rider. The existing rider will continue with the same rider effective date and features.
At the time of an optional reset the protection level percentage may be changed, but will never be less than the minimum protection level percentage disclosed. Additionally, the rider fee percentage may be changed at the time of an optional reset, but the fee percentage will never be more than the maximum fee percentage in effect when the rider was elected.
The optional reset will only impact the Guaranteed Minimum Accumulation Benefit and does not impact the Guaranteed Lifetime Withdrawal Benefit or any other values of the Policy.
You have the right to revoke an optional reset within 30 days following the date on which the optional reset was effective, if the rider fee percentage increases beyond the rider fee percentage immediately prior to the rider anniversary, or the protection level percentage decreases. If You revoke an optional reset, You must notify us in a manner acceptable to us, however, You will remain eligible for future optional resets. If an optional reset is revoked, the guaranteed future value date, guaranteed future value, rider fee percentages and protection level percentages will be reversed to the values and dates that were in effect for Your rider immediately prior to the election of the optional reset.
Example. Assume You are age 65 and make a single premium payment of $100,000 on January 31st of the current year with a 10 year waiting period. The guaranteed future value date will be set to 10 years from that date and the guaranteed future value is $100,000 assuming a protection level percentage is 100%. On the first rider anniversary, Your Policy Value has increased to $110,000 and You choose an optional reset. This results in a new guaranteed future value date 10 years from the date of the optional reset and a new guaranteed future value of $110,000 assuming the protection level percentage remains at 100%.
Please note: You do not have any protection under the Guaranteed Minimum Accumulation Benefit unless You hold the Policy with the rider until the end of the applicable waiting period. If You think that You may terminate the Policy or elect to start receiving annuity payments (or if You must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in Your best interests.
Transamerica Principal OptimizerSM - Guaranteed Lifetime Withdrawal Benefit
If You elect the Transamerica Principal OptimizerSM rider, You can receive up to the rider withdrawal amount each rider year. Such rider withdrawal amounts will first be made as withdrawals from Your Policy Value (excluding the Stable Account until other Investment Options are depleted of value). If Your Policy Value goes to zero by other than an excess withdrawal, rider withdrawal amounts will continue as payments from us. Rider withdrawal amounts may begin the rider year immediately following the Annuitant’s (or the Annuitant’s spouse if younger and the joint life option is elected) attainment of the minimum benefit age, and may last until the Annuitant’s (or surviving spouse’s if joint life option is elected) death unless Your withdrawal base is reduced to zero because of an “excess withdrawal.” See Withdrawal Base Adjustments section below for more information. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine Your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
Of course, You can always withdraw an amount up to Your Cash Value pursuant to Your right under the Policy although withdrawals that are excess withdrawals will reduce Your withdrawal base and future GLWBs. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Principal OptimizerSM - Rider Withdrawal Amount
You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from Your Policy without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has not attained the minimum benefit age on the rider date and remains zero until the first day of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for the applicable minimum benefit age and withdrawal percentages.
For qualified policies: If the plan participant (generally the Annuitant) reached their Required Beginning Date, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
●
the rider withdrawal amount described above; or
●
an amount equal to any minimum required distribution amount, if any. For riders added on the Policy Date, the minimum required distribution during the first rider year is based on the initial premium (initial premium could include premium from transfers received after the Policy effective date, but must be deemed initial premium). For riders added after the Policy Date, if the Policy to which the rider is attached was in force on December 31st of the previous year, the minimum required distribution for the first rider year is calculated using the year-end Policy Value plus any actuarial present value from the previous year. For riders added after the Policy Date and the Policy to which the rider is attached was not in force on December 31st of the previous year, the minimum required distribution for the first rider year is based on the Policy Value on the rider date. The minimum required distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.
the Policy to which this rider is attached is a tax-qualified Policy for which the IRS minimum required distributions are required,
b.
the minimum required distributions do not start prior to the Annuitant’s Required Beginning Date,
c.
the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.
the minimum required distributions are based on age of the living Annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.
the minimum required distributions are based only on the Policy to which this rider is attached,
f.
the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.
If an excess withdrawal is taken in the previous rider year, the minimum required distribution will not be used in calculating the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will be treated as an excess under the rider.
If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If Your Policy Value reaches zero:
●
by means other than an excess withdrawal, then You cannot make premium payments and all other Policy features, benefits and guarantees (except those provided by this rider) are terminated. If Your Policy Value reaches zero by means other than an excess withdrawal, and the rider remains in force, we will, unless otherwise instructed, make payments using the current payment instructions on file with us that are equal to the rider withdrawal amount divided by the frequency of payments. If the Annuitant (or younger of Annuitant or Annuitant’s spouse if the joint option is elected) has attained the minimum benefit age and a systematic payout option is not active at the time the Policy Value equals zero, a payment will be established. Unless instructed otherwise, the default frequency will be monthly, unless the amount does not meet the minimum systematic payout requirements in Your Policy. If that occurs, we reserve the right to change the frequency and amount in order to meet the minimum systematic payout requirements. If the minimum benefit age has not been attained, payments will begin on the rider anniversary following the attainment of the minimum benefit age. Once the payment amount and frequency are established, they cannot be changed and no additional withdrawals will be allowed. Furthermore, any remaining minimum required Cash Value will be paid on the later of the Annuitant’s or the Annuitant’s spouse’s death.
●
due to an excess withdrawal, then Your Policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause Your Policy Value to equal zero will not terminate the rider.
Please note:
●
If the rider is added prior to the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) attaining the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age, however, You will still be charged a rider fee upon electing the rider.
●
Any amount withdrawn in a rider year in excess of the rider withdrawal amount is an excess withdrawal.
●
The rider year begins on the rider date and thereafter on each rider anniversary.
●
You cannot carry over any portion of Your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if You do not take the entire rider withdrawal amount during a rider year, You cannot take more than the rider withdrawal amount in the next rider year and maintain the riders’ guarantees.
●
We will not refund charges that have been paid up to the point of terminating the Policy or receiving annuity payments.
●
Excess withdrawals may cause You to lose the benefit of the rider.
●
The select and flexible Investment Options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing Policy Owners with an active rider.
Withdrawals under the Guaranteed Lifetime Withdrawal Benefit also:
●
reduce Your Policy Value;
●
reduce the guaranteed future value;
●
reduce Your death benefit and other benefits;
●
is not subject to surrender charges if the withdrawal is greater than the Surrender Charge Free Amount.
●
may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Please note: For policies issued in the state of New York, Please see Appendix – State Variations section for rider availability.
Rate Sheet Prospectus Supplement
The rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages are disclosed in the Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
The rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 Business Days prior to the effective date of the new Rate Sheet Prospectus Supplement.
For riders issued as part of the new Policy application process: In order to receive the applicable rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the Policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the Policy with the applicable rates in effect at that time.
For riders issued to existing Policy Owners: In order to receive the applicable rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages age, Your rider election form must be signed and received in good order while the Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-Business Days or after our close of business will get next-day pricing.
Transamerica Principal OptimizerSM – Withdrawal Percentage
We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the Annuitant’s age (or the Annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the Annuitant’s (or the Annuitant's spouse's if younger and the joint life option is elected) attainment of the minimum benefit age.
The withdrawal percentage is disclosed in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
Please note: Once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and You had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section below.
Transamerica Principal OptimizerSM – Withdrawal Base
We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the Policy Value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
On each rider anniversary, the withdrawal base will equal the greatest of:
1. the current withdrawal base;
2. the Policy Value on the rider anniversary; and
3. the highest Policy Value in the previous year based on the valuation frequency. (see Automatic Step-Up below).
Item 3 above will be zero if there have been any excess withdrawals in the current rider year.
See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders which illustrates the hypothetical example of the withdrawal base calculation.
Please note:
●
We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
●
Your withdrawal base is not a Cash Value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any Subaccount, and it is not a guarantee of Policy Value.
●
Because the withdrawal base is generally equal to the Policy Value on the rider date, the rider withdrawal amount may be lower if You delay electing the rider and the Policy Value decreases before You elect the rider.
Transamerica Principal OptimizerSM – Automatic Step-Up
On each rider anniversary the rider will receive an automatic step-up if the withdrawal base is set equal to item 2 or 3 from Transamerica Principal OptimizerSM – Withdrawal Base section above. If neither value is greater than the current withdrawal base no automatic step-up will occur. If the withdrawal percentage has been established due to a previous withdrawal, the withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will increase if You have crossed into another age band prior to the automatic step-up. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC). Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, You have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that You do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive Your rejection (each time You elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any automatic step-up that You opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Transamerica Principal OptimizerSM – Withdrawal Base Adjustments
Cumulative gross withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the Policy Value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the Policy Value when the Policy Value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the Policy Value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the Policy Value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If You take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because Your regular or scheduled withdrawals may thereafter all be excess withdrawals that reduce or eliminate Your benefit on an accelerated basis.
Example. Assume You are the Owner and Annuitant and You make a single premium payment of $100,000 when You are 66 years old. Further assume that You do not take any withdrawals or add any additional premium payments, and no automatic step-ups occurred, but that after six years Your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of Your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:
●
You take Your first withdrawal when You are age 72;
●
You do not withdraw more than the rider withdrawal amount in any one year; and;
●
there are no future automatic step-ups.
Example continued. Assume the same facts as above, but You withdraw $10,000 when You are 72 years old. That excess withdrawal decreases Your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy Value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000
Adjusted withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90
New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Principal OptimizerSM – Required Allocations
If You elect this rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC). After the rider date, the allocation of all subsequent premium payments must also comply with the required allocations for premium payments table contained in the Rate Sheet Prospectus Supplement.
In addition, if You elect this rider, any transfers to and from the select Investment Options and the flexible Investment Options must comply with the required allocation percentages for rebalancing specified in the Rate Sheet Prospectus Supplement in effect at the time You elect this rider. Any transfers to and from the select Investment Options and flexible Investment Options will be validated using the prior day’s Policy Values to ensure compliance with the required allocation percentages for rebalancing at the time of the request. Transfer requests that do not comply with the required allocation percentages for rebalancing will be deemed not in good order. Changes in Policy Values due to market movements on other dates will not be treated as a violation of the required allocations.
Transfers to and from the Stable Account (described below) are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options will be deducted on a pro-rata basis. If You do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive Written Notice from You requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The Stable Account is a Fixed Account option under Your Policy. Premium payments allocated and amounts transferred to the Stable Account become part of our general account. Interests in the general account have not been registered under the 1933 Act, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
Allocations applied to the Stable Account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the Stable Account. The interest credited to the Stable Account will not be less than the guaranteed minimum effective annual interest rate shown on Your rider pages (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the Stable Account will not be subject to an Excess Interest Adjustment.
Upon termination of the rider, all amounts in the Stable Account will be transferred to the money market Subaccount available under Your Policy and no additional premium payments will be allowed into the Stable Account. Owners are permitted to provide instructions as to the allocation of the Stable Account proceeds contained in the money market Subaccount to one or more Subaccounts, but such instructions will not be effective prior to the Business Day after rider termination.
We guarantee that upon full surrender Your Cash Value attributable to the Fixed Account will not be less than the amount required by the applicable state nonforfeiture law at the time the Policy is issued.
Select and Flexible Investment Options. As described above, if You elect this rider, You must allocate a certain percentage of Your premium payments and Policy Value to the available flexible Investment Options and select Investment Options. A complete listing of Investment Options designated as flexible Investment Options and select Investment Options appears in the “Appendix – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options”. You will be notified if there are changes made to the Investment Options within the designated group. Requiring that You allocate a certain percentage of Your premium payments and Policy Value to the designated Investment Options, some of which invest in underlying fund portfolios that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date Your rider fee is deducted. If the day rebalancing takes place is not a Business Day, the value of the Accumulation Units redeemed or purchased due to rebalancing will be determined as of the next Business Day. We will automatically transfer amounts among Subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instructions for new premium payments.
You will be notified in writing that the required rebalance has been set up, and what the calculated rebalance allocation percentages are prior to the first quarter rebalancing. You may request changes to Your rebalancing allocation instructions before the prior instructions are implemented if we receive notice of Your request in good order prior to the close of the New York Stock Exchange on the day the rebalance is processed. Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instruction for new premium payments. You may request changes to Your rebalancing allocation instructions while this rider remains effective as long as they comply with the required allocations for rebalancing. Rebalancing will not cease upon the request of any transfer.
See Appendix – Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM 1.2 and Transamerica Principal OptimizerSM - Rebalancing Examples which illustrates the initial calculation of rebalancing allocation percentages as well as the rebalancing process.
Please note:
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If You do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See Transamerica Principal OptimizerSM Rider – Termination, below.)
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We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect Policy Owners with an active rider.
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If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible Investment Option. If this occurs, You will be required to reallocate values in the affected Investment Option to other flexible and select Investment Options in order to meet the allocation requirements. We will provide notice to You if a select or flexible Investment Option will be eliminated and reallocation is required. If You do not provide us with new instructions in the time specified in our notice, we will move Your money in the affected option to the money market Subaccount to the extent permitted by applicable law.
Transamerica Principal OptimizerSM - Joint Life Option
If You elect the Transamerica Principal OptimizerSM rider, then You can also elect to postpone termination of the rider until the later of the Annuitant or Annuitant’s spouse’s death (only if the Annuitant’s spouse is eligible to and elects to continue the Policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If You elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount may be lower than under the single life option. The withdrawal percentage that is used to determine Your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. This option may not be permitted in the case of certain non-natural Owners. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
Please note: If You elect this option:
●
The withdrawal percentage for each “age at the time of the first withdrawal” may be lower if You elect the joint life option.
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The rider fee may be greater if You elect the joint life option.
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The Annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the Annuitant's spouse) must be either a joint Owner along with the Annuitant or the sole primary beneficiary (and there is no joint Owner). (Please see Spousal Continuation section for more detail regarding Annuitant's spouse).
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A former spouse of the Annuitant cannot continue to keep the Policy in force if no longer married to the Annuitant at the time of the Annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
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The Annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
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The rider withdrawal percentage is based on the age of the younger of the Annuitant and Annuitant’s spouse.
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The rider’s issue ages may vary if You elect this option.
Transamerica Principal OptimizerSM Fees
The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a Subaccount on a day which is not a Business Day, the value of Accumulation Units redeemed will be determined as of the next Business Day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for additional premium payments, excess withdrawals and optional resets of the Guaranteed Future Value made during the rider quarter. The fee may also be adjusted for non-excess withdrawals made during the rider quarter. It will be deducted automatically from the flexible Investment Options and the select Investment Options on a pro rata basis at the end of each rider quarter. After those Investment Options are depleted of value, the rider fee will be deducted from the Stable Account.
The rider fee percentage may change after the first rider anniversary due to an automatic step-up or election of the optional reset. Your rider fee may increase (or decrease) at the time of any automatic step-up or optional reset. See Automatic Step-Up or Optional Reset sections. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).
For riders issued as part of the new Policy application process: In order for the rider percentage fee disclosed in the applicable Rate Sheet Prospectus supplement to apply, Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect.
For riders issued to existing Policy Owners: In order for the rider fee percentage disclosed in the application Rate Sheet Prospectus Supplement to apply, Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect.
You should not elect this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at (800)525-6205 to receive a Rate Sheet Prospectus Supplement applicable to You.
On an annual basis, in general terms, the rider fee is the rider fee percentage multiplied by the rider fee basis. The rider fee basis is the greater of the withdrawal base and the guaranteed future value. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)
is the rider fee basis;
(B)
is the rider fee percentage; and
(C)
is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Rider Fee Basis = Maximum of Withdrawal Base of $100,000 and Guaranteed Future Value of $105,000; Rider Fee percentage = 1.40%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 105,000*0.0140*(91/365)
= 1,470*(91/365)
= $366.49
A portion of the rider fee will be assessed upon full surrender of the Policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the next rider quarter and ending on the date of termination.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up or at election of an optional reset. See Automatic Step-Up section and Optional Reset section. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC). Please contact Your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended.
Each time an optional reset results in a rider fee percentage increase, You will have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentages and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that You do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive Your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Each time an automatic step-up results in a rider fee percentage increase beyond the rider fee percentage immediately prior to the rider anniversary, You will have the option to revoke the optional reset and reinstate the guaranteed future value date, guaranteed future value, rider fee percentages and protection level percentages to their respective values and dates that were in effect immediately prior to the election of the optional reset, provided You do so within 30 days following the date on which the optional reset was effective. We must receive Your revocation, in a manner acceptable to us, within the 30 day period following the date on which the optional reset was effective.
Please note regarding the rider fee:
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Because the rider fee is a percentage of the rider fee basis and the rider fee basis is the greater of the withdrawal base and the guaranteed future value, the rider fee could be a much higher percentage of Your Policy Value, particularly in the event that Your Policy Value decreases significantly.
●
Because the rider fee is a percentage of the rider fee basis, and the rider fee basis is the greater of the withdrawal basis and the guaranteed future value, the amount of the rider fee we deduct will increase if the withdrawal base or guaranteed future value increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments, Excess Withdrawals and Optional Resets. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals and optional resets of the guaranteed future value made during the rider quarter, because these events will change the withdrawal base and guaranteed future value. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected. The fee may be adjusted for non-excess withdrawals made during the rider quarter.
The rider fee adjustment is calculated by multiplying (A) by (B) by (C) where:
(A)
is the rider fee basis change (i.e. rider fee basis after the transaction minus the rider fee basis before the transaction);
(B)
is the rider fee percentage; and
(C)
is the number of days remaining in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0140*(20/365)
= 140*(20/365)
= $7.67
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 366.49 + 7.627
= $374.16
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming rider fee basis of $115,000 (maximum of Withdrawal Base of $110,000 and Guaranteed Future Value of $115,000) and a fee percentage of 1.40%.
= 115,000*0.0140*(91/365)
= 1,610*(91/365)
= $401.40
Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base and guaranteed future value. Assuming beginning values as in example 3, plus adjustment for gross withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% of Policy Value of $93,500 prior to the transaction and change in rider fee basis as follows:
Withdrawal Base Adjustment
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
The new withdrawal base = $110,000 - $5,625 = $104,375
Guaranteed Future Value Adjustment
Guaranteed Future Value Adjustment = Maximum of Gross Withdrawal amount and Pro-Rata Withdrawal Amount (Gross Withdrawal * Guaranteed Future Value prior to withdrawal/Policy Value prior to withdrawal) = Maximum of $10,000 * $115,000/ $93,500) = Maximum of $10,000 and $12,299.47 = $12,299.47
The new guaranteed future value = $115,000 - $12,299.47 = $102,700.53
The Rider Fee Basis after the transaction = Maximum of the Withdrawal Base after the transaction ($104,375) or the Guaranteed Future Value after the transaction ($102,700.53) = $104,375, minus maximum of the Withdrawal Base before the transaction ($110,000) or the Guaranteed Future Value before the transaction ($115,000 ($104,375 - $115,000) = $-10,625.
Fee adjustment as follows:
= $-10,625 * 0.0140 * (40/365)
= $-148.75 * (40/365)
= $-16.30
The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $401.40 - $16.30
= $385.10
Transamerica Principal OptimizerSM Issue Requirements
We will not issue the Transamerica Principal OptimizerSM rider if:
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the Annuitant is age 86 or older (lower if required by state law); or
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in New York, the Annuitant is younger than the applicable minimum age; or
●
the Annuitant is not an Owner (except in the case of non-natural Owners); or
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there are more than two Owners.
Furthermore, if the joint life option is elected, we will not issue the Transamerica Principal OptimizerSM rider if:
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the Annuitant’s spouse is 86 or older (lower if required by state law); or
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in New York, the Annuitant’s spouse is younger than the applicable minimum age; or
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the Annuitant’s spouse is not a joint Owner along with the Annuitant; or
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the Annuitant’s spouse is not the sole primary beneficiary (and there is no joint Owner).
The use of joint life option may not be permitted in the case of certain non-natural Owners.
Termination
The Transamerica Principal OptimizerSM rider will terminate upon the earliest of the following:
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the date we receive Written Notice from You requesting termination of the rider if such notice is received before midnight of the 30th calendar day after You receive the rider;
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the date we receive Written Notice from You in good order requesting termination of the Transamerica Principal OptimizerSM rider if such notice is received by us during the 30 days following the fifth rider anniversary and every fifth rider anniversary thereafter;
●
the date of Annuitization (however, if You have reached Your maximum Annuity Commencement Date You may choose an Annuitization option which guarantees You lifetime payments in an amount equal to Your rider withdrawal amount);
●
on or after the Policy Value reaching zero, the date of the Annuitant’s death (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death);
●
the date the Policy to which this rider is attached changes ownership or assignment which violates the Owner and Annuitant relationship requirements contained in the rider;
●
the date an excess withdrawal reduces Your Policy Value to zero;
●
prior to the Policy Value reaching zero, the date on which we receive in good order, required information to process a death claim for the Annuitant (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death); or
●
termination of Your Policy.
Please note: This rider terminates upon Annuitization and there is a maximum Annuity Commencement Date at which time Your Policy will be Annuitized according to its terms. However, if You have reached Your maximum Annuity Commencement Date, we will allow You to Annuitize Your Policy and elect to receive lifetime annuity payments which are at least equal to Your rider withdrawal amount. Please contact us for more information concerning Your options.

Fees and Costs of Benefit [Text Block]
VALUATION FREQUENCY
Annually
MINIMUM BENEFIT AGE
59
PROTECTION LEVEL PERCENTAGE
Waiting Period	Initial Protection Level Percentage	Minimum Protection Level Percentage
10 Years	110%	80%
7 Years	100%	80%
REQUIRED ALLOCATIONS
	Premium Allocation Requirement		Rebalance Allocation Requirement
10 and 7 Year Waiting Period	Minimum	Maximum	Minimum	Maximum
Stable Account*	15%	15%	N/A	N/A
Select Investment Options	0%	85%	0%	100%
Flexible Investment Options	0%	85%	0%	100%
*
The Stable account is excluded from rebalancing
WITHDRAWAL PERCENTAGES
Age	10 and 7 Year Waiting Periods
	Single**	Joint**
0-58	0.00%	0.00%
59-64	1.40%	1.20%
65-69	1.75%	1.45%
70-74	2.25%	1.80%
75-79	3.25%	2.40%
80-84	5.15%	3.65%
85-89	5.70%	4.05%
90-94	6.40%	4.55%
95+	7.30%	5.20%
**
The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Transamerica Principal Optimizer Single 10 Years [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Transamerica Principal Optimizer Single 7 Years [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Unemployment Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Unemployment Waiver
Purpose of Benefit [Text Block]	Waives Excess Interest Adjustments if You or Your spouse become unemployed due to involuntary job termination or lay-off.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
●Qualifying conditions related
to job termination and job
history.
●Must be unemployed for a
certain period of time prior to
taking withdrawal, be
receiving unemployment
benefits, and have $5,000
minimum in Cash Value.
●May not be available in all
	states.
Name of Benefit [Text Block]	Unemployment Waiver
Five Year Guaranteed Period Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	5 Year Guaranteed Period Option	[10]
Fixed Option Available, Term	5 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%	[12]
One Year Guaranteed Period Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	1 Year Guaranteed Period Option
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%	[12]
Seven Year Guaranteed Period Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	7 Year Guaranteed Period Option	[10]
Fixed Option Available, Term	7 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%	[12]
Stable Account (Transamerica Income EdgeSM 1.2 Rider only) [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Stable Account (Transamerica Income EdgeSM 1.2 Rider only)	[10]
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%	[12]
Stable Account (Transamerica Principal OptimizerSM Rider only) [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Stable Account (Transamerica Principal OptimizerSM Rider only)	[10]
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%	[12]
Three Year Guaranteed Period Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	3 Year Guaranteed Period Option	[10]
Fixed Option Available, Term	3 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%	[12]
Traditional DCA [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Traditional DCA	[10],[14]
Fixed Option Available, Term	24 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%	[12]
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Policy.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
There are risks associated with investing in the Policy. You can lose money in a variable annuity, including potential loss of Your original investment. The value of Your investment and any returns will depend primarily on the performance of the underlying fund portfolios You select. Each underlying fund portfolio may have its own unique risks. We reserve the right to remove or substitute underlying funds, to impose investment restrictions and to limit additional purchase payments or transfers between investment options.
Variable annuities are not a short-term investment vehicle. The surrender charge applies for a number of years, so that the Policy should only be purchased for the long-term. Under some circumstances, You may receive less than the sum of Your premium payments. In addition, full or partial withdrawals will be subject to income tax and may be subject to a 10% Internal Revenue Service (“IRS”) penalty if taken before age 59½. Accordingly, You should carefully consider Your income and liquidity needs before purchasing a Policy. Additional information about these risks appears in the Tax Information section of this prospectus.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
The benefits of tax deferral and living benefit protection also means the
Policy is more beneficial to investors with a long-term time horizon.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
●An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Policy.
●Each Investment Option, including the Fixed Account, has its own unique risks.
●You should review the prospectuses for the available Portfolio
Companies before making an investment decision.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Investment Risk. You bear the risk of any decline in the Policy Value caused by the performance of the underlying fund portfolios held by the Subaccounts. Those funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying fund. This risk could have a significant negative impact on the value of certain optional benefits offered under the Policy. The investment risks are described in the prospectuses for the underlying funds.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations (including under the Fixed Account), guarantees, and benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to You. More information about Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or by calling toll-free (800)525-6205.

Advisory Fee Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Advisory Fee Risk. The Policy is or may be available through 3rd party financial intermediaries who charge advisory fees for their services. This fee is in addition to contract fees and expenses if the Policy Owner elects to pay the advisory fee from his/her Policy. If the Policy Owner elects to pay advisory fees from their Policy, then this deduction: (i) will reduce the death benefits and other guaranteed benefits; (ii) may be subject to federal and state income taxes; and (iii) may be subject to a 10% federal penalty tax.

Business Continuity [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business Continuity
Our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to governments, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans do not include effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.

Cybersecurity And Certain Business Continuity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cybersecurity and Certain Business Continuity Risks
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
For additional detail regarding cybersecurity and related risks, please reference the Cyber Security section in the Statement of Additional Information.

Insurance Company Insolvency [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise.

Investment Restrictions Opportunity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Investment Restrictions – Opportunity Risks. Generally, the living benefit riders offered under the Policy restrict Your choice of available underlying fund portfolios. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the riders from our own assets. These restrictions could result in an opportunity cost – in the form of underlying fund portfolios that You did not invest in that ultimately generated superior investment performance. Thus, You should consider these underlying fund portfolio restrictions when deciding whether to elect an optional benefit that features such restrictions.

Risk Associated With Election Of Optional Benefits [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk Associated With Election of Optional Benefits. Several of the optional benefits include a host of requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If You fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that You will pay fees for the optional benefit without fully realizing the guarantees available under the optional benefit. For example, such would be the case if You were to hold a Guaranteed Lifetime Withdrawal Benefit for many years yet die sooner than anticipated, without having taken a significant number of lifetime withdrawals.

Risks of an Increase in Current Fees and Expenses [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Of An Increase In Current Fees And Expenses. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.

Risks Of Managing General Account Assets [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Policy. To the extent that the Company is required to pay amounts in addition to the Policy Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.

Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Policy, and prior to age 59½ a tax penalty may apply. In addition, even if the Policy is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

[1]	As a percentage of average Separate Account Value.
[2]	As a percentage of Portfolio Company assets.
[3]	As a percentage of the Rider Fee Basis or Withdrawal Base.
[4]	Maximum Surrender Charge: This product does not have a surrender charge.
[5]	Transfer Fee:
The transfer fee, if any is imposed, applies to each Policy, regardless of how Policy Value is allocated among the Investment Options. There is no fee for the first 12 transfers per Policy Year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.

[6]	Special Service Fee:
We currently deduct a charge for overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown above.

[7]	Annual Service Charge:
The annual service charge is assessed on each Policy anniversary and at the time of surrender. The charge (up to $50) is waived if Your Policy Value or the sum of Your premiums less all withdrawals, is at least $100,000. The current annual service charge is the lesser of $35 per Policy Year or 2% of the Policy Value.
Charge Type	Amount
Current Annual Service Charge	$35
Maximum Annual Service Charge	$50

[8]	Base Contract Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee will be equal to the Base Contract Expense Fee as listed, plus any Optional Benefit Expenses selected.
Fund Facilitation Fee: Any Fund Facilitation Fee is a Separate Account expense in addition to the mortality and expense risk and administrative fees. This daily fee is applied only to Policy Value in the Subaccounts invested in the following Portfolio Companies:
Portfolio Companies	Annualized Fee %
Dimensional VA Global Bond Portfolio - Institutional Class Vanguard® VIF Balanced Portfolio Vanguard® VIF Conservative Allocation Portfolio Vanguard® VIF International Portfolio Vanguard® VIF Mid-Cap Index Portfolio Vanguard® VIF Moderate Allocation Portfolio Vanguard® VIF Real Estate Index Portfolio Vanguard® VIF Short-Term Investment-Grade Portfolio Vanguard® VIF Total Bond Market Index Portfolio	0.60%
Portfolio Companies	Annualized Fee %
Fidelity® VIP Consumer Staples - Initial Class Fidelity® VIP Technology Portfolio - Initial Class Fidelity® VIP Utilities Portfolio - Initial Class	0.50%
Fidelity® VIP Balanced Portfolio - Service Class 2 Fidelity® VIP Energy Portfolio - Service Class 2 Fidelity® VIP Health Care Portfolio - Service Class 2	0.30%
AB Balanced Hedged Allocation Portfolio - Class B AB Relative Value Portfolio - Class B American Funds Insurance Series® - Asset Allocation FundSM Class 4 Fidelity® VIP Contrafund® Portfolio - Service Class 2 Fidelity® VIP Mid Cap Portfolio - Service Class 2 Fidelity® VIP Value Strategies Portfolio - Service Class 2 State Street Total Return V.I.S. Fund - Class 3	0.20%
American Funds - New World Fund® - Class 4 Putnam VT International Fund - Class IB TA MSCI EAFE Index - Service Class TA S&P 500 Index - Service Class	0.15%
American Funds Insurance Series® - Growth FundSM - Class 4 American Funds Insurance Series® - Growth-Income FundSM - Class 4 American Funds Insurance Series® - EUPAC FundTM - Class 4	0.13%
American Funds Insurance Series® - The Bond Fund of AmericaSM - Class 4	0.11%
We charge a fund facilitation fee in order to make certain Portfolio Companies available as investment choices under the policies. We apply the fee to Portfolio Companies that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of Portfolio Companies that we specify, up to a maximum fee of 0.60%.
Optional Benefit Separate Account Expenses: Any optional benefit separate account expense is in addition to the mortality and expense risk and administrative fees.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base Separate Account expenses, the Annual Step-Up Death Benefit fee and the Fund Facilitation fee, but does not include any other Optional Rider Charges. The death benefits are mutually exclusive.
Fixed Account: This account is comprised of one or more investment options under the Policy that are part of our general assets and are not in the Separate Account. Interest will be compounded annually and credited daily to achieve at least the guaranteed minimum effective interest rate(s). We may declare a higher interest rate in advance. New money and renewals will be based upon the most recent declared interest rate(s). We reserve the right to limit any or all Fixed Accounts from accepting new premiums, transfers, or rollovers.
OPTIONAL RIDERS
In some cases, riders to the Policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.

[9]	Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, Your rate of return may be more or less than the 5% assumed in the Example. The Examples don't reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Examples may be assessed during the income phase of the Policy.
[10]	Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with Your registered representative to decide which Subaccount(s) may be appropriate for You based on a thorough analysis of Your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
[11]	Effective May 1, 2026, American Funds Insurance Series® - International Fund was renamed American Funds Insurance Series® - EUPAC FundTM.
[12]	Effective on November 3, 2025, the Putnam VT International Value Fund Subaccount was made available as a new subaccount under the Contract.
[13]	Effective June 30, 2025, the investment advisor for State Street Total Return V.I.S. Fund was renamed from State Street Global Advisors (SSGA) to State Street Investment Management (SSIM)
[14]	There can be no assurance that any money market portfolio offered under this Policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of Policy charges, the yield on the money market Subaccount may become extremely low and possibly negative.
[15]	Effective on or about November 1, 2025, Transamerica JPMorgan Asset Allocation - Growth VP was renamed Transamerica JPMorgan Diversified Equity Allocation VP
[16]	Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Transamerica Principal OptimizerSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee. We use the greater of the withdrawal base and the guaranteed future value to calculate the rider fee. The withdrawal base on the rider date is the Policy Value.
Please note: For policies issued in the state of New York, Please see Appendix – State Variations section for rider availability.
Transamerica Income EdgeSM 1.2 - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee.

[17]	The current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up or optional reset. See Automatic Step-Up or Optional Reset discussion for each applicable optional benefit. Your rider fee percentage will not exceed the maximum fee percentage shown in this table. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233839 for TLIC and 333-233843 for TFLIC).